Registration No. 333-52689
- ------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 5


                                       TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS

                            REGISTERED ON FORM N-8B-2

A.   BMA Variable Life Account A
     (Exact Name of Trust)

B.   Business Men's Assurance Company of America
     (Name of Depositor)

C.   BMA Tower, P.O. Box 412879
     Kansas City, MO 64141
     (Complete address of depositor's principal executive offices)

D.   Name and complete address of agent for service:

         David A. Gates
         Business Men's Assurance Company of America
         700 Karnes Blvd.
         Kansas City, Missouri 64108
         (800) 423-9398

     Copies to:

      Lynn K. Stone
      Blazzard, Grodd & Hasenauer, P.C.
      943 Post Road East
      Westport, CT 06880
      (203) 226-7866


E. Flexible Premium Adjustable Variable Life Insurance Policies (Title and amount of securities being registered)

F. Proposed maximum aggregate offering price to the public of the securities being registered:

     Continuous offering

G.   Amount of Filing Fee: Not Applicable

H.   Approximate date of proposed public offering:
         As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) of Rule 485
_X_ on May 1, 2002 pursuant to paragraph (b) of Rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
___ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     ____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 Item                Caption in Prospectus
- -----------                ---------------------
1                          The Variable Insurance Policy

2                          Other Information; The Company

3                          Not Applicable

4                          Other Information

5                          The Separate Account

6(a)                       Not Applicable
 (b)                       Not Applicable

7                          Not Applicable

8                          Not Applicable

9                          Legal Proceedings

10                         Purchases

11                         Investment Options

12                         Investment Options

13                         Expenses

14                         Purchases

15                         Purchases

16                         Investment Options

17                         Access to Your Money

18                         Access to Your Money

19                         Reports to Owners

20                         Not Applicable

21                         Access to Your Money

22                         Not Applicable

23                         Not Applicable

24                         Not Applicable

25                         The Company

26                         Expenses

27                         The Company

28                         The Company

29                         The Company

30                         The Company

31                         Not Applicable

32                         Not Applicable

33                         Not Applicable

34                         Not Applicable

35                         BMA; Other Information

36                         Not Applicable

37                         Not Applicable

38                         Other Information

39                         Other Information

40                         Not Applicable

41                         Not Applicable

42                         Not Applicable

43                         Not Applicable

44                         Purchases

45                         Other Information

46                         Access to Your Money

47                         Not Applicable

48                         Not Applicable

49                         Not Applicable

50                         Not Applicable

51                         The Company; Purchases

52                         Investment Options

53                         The Separate Account

54                         Not Applicable

55                         Not Applicable

56                         Not Applicable

57                         Not Applicable

58                         Not Applicable

59                         Financial Statements

--------------------------------------------------------------------------------

           FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY
                                    ISSUED BY
                           BMA VARIABLE LIFE ACCOUNT A
                                       AND
                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                         SUPPLEMENT DATED MAY 1, 2002 TO
                          PROSPECTUS DATED MAY 1, 2002

     The following supplements and/or replaces certain information regarding the underlying funds for the Flexible Premium Adjustable Variable Life Insurance Policy (Policy) offered by Business Men's Assurance Company of America (BMA) as Advantage Variable Universal Life contained in your prospectus.

     1. The following Investment Options are not available for new money, additional Premiums, transfers, Dollar Cost Averaging, Asset Rebalancing and Asset Allocation. The Investment Options described in the Prospectus are available for new money, additional Premiums, transfers, Dollar Cost Averaging, Asset Rebalancing and Asset Allocation.

BERGER INSTITUTIONAL PRODUCTS TRUST
     Managed By Berger Financial Group LLC
       Berger IPT-Growth Fund
       Berger IPT-Large Cap Growth Fund
       Berger IPT-Small Company Growth Fund


CONSECO SERIES TRUST
     Managed By Conseco Capital Management, Inc.
       Equity Portfolio
       Balanced Portfolio
       Fixed Income Portfolio

THE ALGER AMERICAN FUND

     Managed By Fred Alger Management, Inc.
       Alger American Small Capitalization Portfolio


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     Managed By American Century Investment Management, Inc.
       VP International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     Managed By The Dreyfus Corporation (Sub-Adviser: NCM Capital Management Group, Inc.)

FEDERATED INSURANCE SERIES
     Managed By Federated Investment Management Company
       Federated Utility Fund II
     Managed By Federated Global Investment Management Corp.
       Federated International Equity Fund II

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST Managed By Neuberger Berman
     Management Inc.
       Limited Maturity Bond Portfolio
       Partners Portfolio

STRONG OPPORTUNITY FUND II, INC.

     Managed By Strong Capital Management, Inc.
       Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

     Managed By Strong Capital Management, Inc.
       Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST

     Managed By Van Eck Associates Corporation
       Worldwide Emerging Markets Fund
       Worldwide Hard Assets Fund
       Worldwide Real Estate Fund

     2. The following information is added to "3. Investment Choices" in the prospectus:

BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger Financial Group LLC (formerly, Berger LLC) is the investment adviser to all portfolios.

               Berger IPT-Growth Fund

                    This Fund aims for long term capital appreciation by
               investing primarily in common stocks of established companies with the potential for strong earnings growth.

               Berger IPT-Large Cap Growth Fund

                    This Fund aims for capital appreciation. In pursuing that
               goal, the Fund primarily invests in the securities of large, well-established companies that have potential for growth.

               Berger IPT-Small Company Growth Fund

                    This Fund seeks capital appreciation by investing primarily in common stocks of small companies with the potential for rapid revenue and earnings for growth.

CONSECO SERIES TRUST

     Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Capital Management, Inc. ("CCM") is the investment adviser to the portfolios. CCM engages a sub-advisor to manage the equity portfolios. Chicago Equity Partners, LLC manages the Equity Portfolio and the equity portion of the Balanced Portfolio.

               Equity Portfolio

                    This Portfolio seeks to provide a high total return
               consistent with preservation of capital and prudent level of risk by investing primarily in selected equity securities.

               Balanced Portfolio

                    This Portfolio seeks a high total investment return,
               consistent with preservation of capital and prudent investment risk, by allocating investments among debt securities, equity securities and money-market investments.

               Fixed Income Portfolio

                    This Portfolio seeks the highest level of income, consistent with preservation of capital, by investing primarily in investment-grade debt securities.


THE ALGER AMERICAN FUND

     The Alger  American  Fund is a mutual fund with multiple  portfolios.  Fred
Alger  Management,   Inc.  serves  as  the  investment  adviser.


                   Alger American Small Capitalization Portfolio

                    This Portfolio seeks long-term capital appreciation by
               focusing on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index(R) or the S&P SmallCap 600 Index(R).


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc.



               VP International

                    The VP International Fund seeks capital growth. The fund's managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. International investment involves special risk considerations.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.  (Initial Share Class)

     The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and provide day-to-day management of the Fund's investments.

     This Fund seeks capital growth, with current income as a secondary goal by investing at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.


FEDERATED INSURANCE SERIES

     Federated Insurance Series is an open-end, management investment company with multiple portfolios. Federated Investment Management Company is the investment adviser to all Investment Options except the Federated International Equity Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II.


               Federated International Equity Fund II

                    The Fund's investment objective is to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

               Federated Utility Fund II

                    This Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. Neuberger Berman Management Inc. is the investment adviser.

               Limited Maturity Bond Portfolio

                    This Portfolio seeks the highest available current income
               consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

               Partners Portfolio

                    This Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The portfolio seeks to reduce risk by diversifying among many companies and industries. The managers look for well-managed companies whose stock prices are believed to be undervalued.

STRONG OPPORTUNITY FUND II, INC.

     Strong Opportunity Fund II, Inc. is managed by Strong Capital Management, Inc.

               Strong Opportunity Fund II

                    This Fund seeks capital growth by investing primarily in
               stocks of medium-capitalization companies that the Fund's manager believes are underpriced, yet have attractive growth prospects. The manager bases the analysis on a company's "private market value" -- the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The manager determines a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation and franchise value. To a limited extent, the Fund may also invest in foreign securities. The manager may sell a stock when its price no longer compares favorably with the company's private market value.

STRONG VARIABLE INSURANCE FUNDS, INC.

     Strong Mid Cap Growth Fund II is managed by Strong Capital Management, Inc., the investment adviser for the fund. This fund is a series of Strong Variable Insurance Funds, Inc.

               Strong Mid Cap Growth Fund II

                    This Fund seeks capital appreciation. The Fund invests,
               under normal conditions, at least 65% of its assets in stocks of medium-capitalization companies that the Fund's managers believe have favorable prospects for accelerating growth of earnings, cash flow, or asset value. The Fund defines "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the Russell Midcap Index at the time of investment.

VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation.

               Worldwide Emerging Markets Fund

                    This Fund seeks long-term capital appreciation by investing in equity securities of emerging markets around the world.

               Worldwide Hard Assets Fund

                    This Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.

               Worldwide Real Estate Fund

                    This Fund seeks a high total return by investing primarily in equity securities of companies that own significant real estate or that principally do business in real estate.

3.    The following is added to "4. Expenses - Investment Option Expenses":

                           Investment Option Expenses

    (as a percentage of the average daily net assets of an Investment Option for the most recent fiscal year, except as noted)


                                                                                                                 Total Annual
                                                                                                     Other         Portfolio
                                                                                                    Expenses       Expenses
                                                                                                     (after         (after
                                                                                                 reimbursement   reimbursement
                                                                            Management   12b-1    for certain     for certain
                                                                               Fees       Fees    Portfolios)     Portfolios)
                                                                               ----       ----    -----------     -----------

BERGER INSTITUTIONAL PRODUCTS TRUST(1)                                                     --
        Berger IPT-Growth Fund..........................................          .75%      --            .25%          1.00%
        Berger IPT-Large Cap Growth Fund................................          .75%      --            .14%           .89%
        Berger IPT-Small Company Growth Fund............................          .85%      --            .13%           .98%
CONSECO SERIES TRUST(2)                                                                    --
        Equity Portfolio................................................          .77%     .25%           .00%          1.02%
        Balanced Portfolio..............................................          .77%     .25%           .02%          1.04%
        Fixed Income Portfolio..........................................          .62%     .25%           .04%           .91%
THE ALGER AMERICAN FUND
     Alger American Small Capitalization Portfolio......................          .85%      --            .07%           .92%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.                                                  --
     VP International (3)................................................        1.26%      --            .00%          1.26%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH                                                     --
  FUND - Initial Shares (4).............................................          .75%                    .03%           .78%
FEDERATED INSURANCE SERIES
     Federated International Equity Fund II(5)..........................          .90%      --            .51%          1.41%
     Federated Utility Fund II..........................................          .75%      --            .17%           .92%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     Limited Maturity Bond Portfolio....................................          .65%      --            .08%           .73%
     Partners Portfolio..................................................         .82%       --           .05%           .87%
STRONG OPPORTUNITY FUND II, INC.
     Strong Opportunity Fund II (6).......................................        .75%       --           .35%          1.10%
STRONG VARIABLE INSURANCE FUNDS, INC.
        Strong Mid Cap Growth Fund II(6)...............................           .75%       --           .45%          1.20%
VAN ECK WORLDWIDE INSURANCE TRUST(7)
        Worldwide Emerging Markets Fund.................................         1.00%       --           .28%          1.28%
        Worldwide Hard Assets Fund......................................         1.00%       --           .15%          1.15%
        Worldwide Real Estate Fund......................................         1.00%       --           .50%          1.50%



(1) Under a written contract, the Funds' investment adviser has agreed to waive its advisory fee and reimburse the Funds to the extent that, at any time during the life of a Fund, such Fund's annual operating expenses exceed a specified amount (1.00%-Berger IPT-Growth Fund and Berger IPT-Large Cap Growth Fund; 1.15%-Berger IPT-Small Company Growth). The contract may not be terminated or amended except by a vote of the Funds' Board of Trustees. Absent the waiver and reimbursements, the Management Fee for Berger IPT-Growth Fund would have been .75%; Other Expenses would have been 0.33%; and Total Annual Portfolio Expenses would have been 1.08%.

(2) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through April 30, 2003 to ensure that total operating expenses do not exceed 1.10% for the Equity and Balanced Portfolios and 0.95% for the Fixed Income Portfolio.

(3) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

(4) The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying fund prospectus for more complete information.

(5) The advisor, Federated Global Investment Management Corp., voluntarily waived a portion of its management fee. The advisor can terminate this voluntary waiver at any time. The Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 1.00% and 1.51%, respectively.

(6) Strong Capital Management, Inc., the investment adviser of the Strong Mid Cap Growth Fund II and Strong Opportunity Fund II is currently absorbing expenses of .20% and .30%, respectively. Without these absorptions, the expenses would have been 1.40% for the Strong Mid Cap Growth Fund II and 1.40% for the Strong Opportunity Fund II for the year ended December 31, 2001. Strong has voluntarily agreed to waive the management fee and/or absorb the funds' other expenses so that the total annual fund operating expenses are capped at 1.20% and 1.10%, respectively. The Adviser has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorption after any appropriate notice to the funds shareholders. A cap on total annual fund operating expenses lowers the fund's overall expense ratio and increases the fund's return to investors.

(7) The Adviser agreed to assume expenses on the Worldwide Emerging Markets Fund, the Worldwide Hard Assets Fund and the Worldwide Real Estate Fund exceeding 1.28%, 1.15% and 1.50%, respectively. Without such absorption, Other Expenses were .30% for the Worldwide Emerging Markets Fund, .18% for the Worldwide Hard Assets Fund and .62% for the Worldwide Real Estate Fund for the year ended December 31, 2001 and Total Expenses were 1.30%, 1.18% and 1.62%, respectively.

     4. The following replaces the information in the Prospectus under "8. Other Information - Distributor":

Distributors

     Jones & Babson, Inc., 700 Karnes Boulevard, Kansas City, Missouri 64108 and Conseco Equity Sales, Inc., 11815 N. Pennsylvania Street, Carmel, Indiana 46032 act as the co-distributors of the Policies. Jones & Babson, Inc. and Conseco Equity Sales, Inc. will each distribute the Policy in different markets through their own distribution systems. Jones & Babson, Inc. was organized under the laws of the state of Missouri on February 23, 1959. Conseco Equity Sales, Inc. was organized under the laws of the state of Texas on July 12, 1965. Jones & Babson, Inc., and Conseco Equity Sales, Inc. are both members of the National Association of Securities Dealers, Inc. Jones & Babson, Inc. is a wholly owned subsidiary of BMA. Conseco Equity Sales, Inc. is not affiliated with BMA.

     The Policy will be sold by individuals who, in addition to being licensed as life insurance agents for BMA, are also National Association of Securities Dealers (NASD) registered representatives. These persons will receive compensation for this sale.

     BMA has entered into a reinsurance arrangement with Conseco Variable Insurance Company ("Conseco Variable") whereby Conseco Variable will reinsure a portion of the risks associated with the Policy. Conseco Equity Sales, Inc. is an affiliate of Conseco Variable.

5. The following replaces "Legal Proceedings" in Part II of the prospectus:

Legal Proceedings

     There are no legal proceedings to which the Separate Account or the Co-Distributors are a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

6. The following is added to Part II in the Prospectus:


              OFFICERS AND DIRECTORS OF CONSECO EQUITY SALES, INC.

     As of May 1, 2002, the following are the officers and directors of Conseco Equity Sales, Inc. and their position with Conseco Equity Sales, Inc.

         Name and Principal

         Business Address*          Position with Conseco Equity Sales, Inc.
----------------------------------------------------------------------------------------------------------------------------------

Donald B. Johnston                  President and Director

----------------------------------------------------------------------------------------------------------------------------------

William P. Kovacs                   Vice President, General Counsel, Secretary and Director
----------------------------------------------------------------------------------------------------------------------------------

James S. Adams                      Senior Vice President, Chief Accounting Officer, Treasurer and Director
----------------------------------------------------------------------------------------------------------------------------------

William T. Devanney, Jr.            Senior Vice President, Corporate Taxes
----------------------------------------------------------------------------------------------------------------------------------


     *Principal business address is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

     7. The following replaces Appendix A in the Prospectus:


                                   APPENDIX A

                          ILLUSTRATION OF POLICY VALUES

     In order to show You how the Policy works, We created some hypothetical examples. We chose two males ages 45 and 55 and a female age 50. Our hypothetical insureds are in good health, do not smoke and qualify for preferred non-tobacco rates. The initial and Planned Premiums are shown in the upper portion of each illustration. The Death Proceeds, Accumulation Values and Cash Surrender Values would be lower if the Primary Insured was in a standard non-tobacco, tobacco or special Rate Class since the cost of insurance charges would increase.

     There are three illustrations - all of which are based on the above. We also assumed that the underlying Investment Option had gross rates of return of 0%, 6%, 12%. This means that the underlying Investment Option would earn these rates of return before the deduction of the operating expenses (including the management fee). When these costs are taken into account, the net annual investment return rates (net of an average of approximately .98% for these charges) are approximately -.98%, 5.02% and 11.02%.

     It is important to be aware that this illustration assumes a level rate of return for all years. If the actual rate of return moves up and down over the years instead of remaining level, this may make a big difference in the long-term investment results of Your Policy. In order to properly show You how the Policy actually works, We calculated values for the Accumulation Value, Cash Surrender Value and the Death Proceeds. The Death Proceeds are the Death Benefit minus any outstanding loans and loan interest accrued.

     We used the charges We described in the Expenses Section of the Prospectus. These charges are: (1) Premium Charge; (2) Policy Charge; and (3) Risk Charge. We also deducted for the cost of insurance based on both the current charges and the guaranteed charges. The values also assume that each Investment Option will incur expenses annually which are assumed to be approximately .98% of the average net assets of the Investment Option. This is the average of the fees and expenses of the Investment Options in 2001. The expenses of .98% reflect the voluntary waiver of certain advisory fees and/or the reimbursement of operating expenses for certain Investment Options (as noted under Expenses-Investment Option Expenses in Part I of this prospectus). If the advisory fees had not been waived and/or if expenses had not been reimbursed, the average expenses would have been approximately 1.20%. The investment advisers currently anticipate that the current waiver and/or reimbursement arrangements will continue through at least May 1, 2003 to the extent necessary to maintain competitive total annual portfolio expense levels as described under Expenses-Investment Option Expenses. However, certain advisers have the right to terminate waivers and/or reimbursements at any time at their sole discretion. If the waiver and/or reimbursement arrangements were not in effect, the Death Proceeds, Accumulation Values and the Cash Surrender Values shown in the illustrations below would be lower. The illustrations assume no loans were taken.

     There is also a column labeled Premiums Accumulated at 5% Interest Per Year. This shows how the Premium grows if it was invested at 5% per year.


     We will furnish You, upon request, a comparable personalized illustration reflecting the proposed insured's Age, Rate Class, Specified Amount, the Planned Premiums, and reflecting both the current cost of insurance and the guaranteed cost of insurance.




                                       BMA
                        Advantage Variable Universal Life
                        Male Age 45 Preferred Non-Tobacco
                       Initial Specified Amount: $150,000
                             Planned Premium: $1,980
                           Assuming Guaranteed Charges
                           Death Benefit Option: Level


          Premiums             Death Proceeds                     Accumulation Value                 Cash Surrender Value
  End   Accumulated      Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
   Of      at 5%        Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        ----------------------------         ----------------------------        ---------------------------
 Policy Interest Per  0% Gross   6% Gross     12% Gross     0% Gross   6% Gross    12% Gross    0% Gross    6% Gross   12% Gross
 Year   Year        (-0.98% Net) (5.02% Net) (11.02% Net) (-0.98% Net)(5.02% Net)  (11.02%)  (-0.98% Net) (5.02% Net)(11.02% Net)
 ------ ----------- ------------ ----------- ------------ ------------ ----------  --------- ------------ ----------- -------------
        1         2,079     150,000     150,000     150,000       1,053      1,139       1,226            0          0           0
        2         4,262     150,000     150,000     150,000       2,231      2,474       2,729            0          0         254
        3         6,554     150,000     150,000     150,000       3,349      3,826       4,345          874      1,351       1,870
        4         8,961     150,000     150,000     150,000       4,408      5,195       6,086        1,933      2,720       3,611
        5        11,488     150,000     150,000     150,000       5,402      6,575       7,958        3,347      4,521       5,904
        6        14,141     150,000     150,000     150,000       6,330      7,966       9,974        4,671      6,308       8,316
        7        16,927     150,000     150,000     150,000       7,184      9,358      12,142        5,946      8,121      10,905
        8        19,853     150,000     150,000     150,000       7,955     10,744      14,469        7,139      9,928      13,652
        9        22,924     150,000     150,000     150,000       8,638     12,116      16,966        8,217     11,696      16,545
       10        26,149     150,000     150,000     150,000       9,221     13,462      19,643        9,221     13,462      19,643
       11        29,536     150,000     150,000     150,000       9,767     14,866      22,638        9,767     14,866      22,638
       12        33,092     150,000     150,000     150,000      10,197     16,235      25,869       10,197     16,235      25,869
       13        36,825     150,000     150,000     150,000      10,505     17,561      29,362       10,505     17,561      29,362
       14        40,746     150,000     150,000     150,000      10,683     18,836      33,143       10,683     18,836      33,143
       15        44,862     150,000     150,000     150,000      10,715     20,042      37,241       10,715     20,042      37,241
       16        49,184     150,000     150,000     150,000      10,583     21,163      41,688       10,583     21,163      41,688
       17        53,722     150,000     150,000     150,000      10,271     22,178      46,521       10,271     22,178      46,521
       18        58,487     150,000     150,000     150,000       9,751     23,060      51,782        9,751     23,060      51,782
       19        63,491     150,000     150,000     150,000       8,992     23,775      57,519        8,992     23,775      57,519
       20        68,744     150,000     150,000     150,000       7,958     24,287      63,790        7,958     24,287      63,790

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.




                                                             BMA
                                                Advantage Variable Universal Life
                                                Male Age 45 Preferred Non-Tobacco
                                               Initial Specified Amount: $150,000
                                                     Planned Premium: $1,980
                                                    Assuming Current Charges
                                                   Death Benefit Option: Level


          Premiums             Death Proceeds                     Accumulation Value                 Cash Surrender Value
  End   Accumulated      Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
   Of      at 5%        Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        ----------------------------         ----------------------------        ---------------------------
 Policy Interest Per  0% Gross   6% Gross     12% Gross     0% Gross   6% Gross    12% Gross    0% Gross    6% Gross   12% Gross
 Year   Year        (-0.98% Net) (5.02% Net) (11.02% Net) (-0.98% Net)(5.02% Net)  (11.02%)  (-0.98% Net) (5.02% Net)(11.02% Net)
 ------ ----------- ------------ ----------- ------------ ------------ ----------  --------- ------------ ----------- -------------
        1         2,079     150,000     150,000     150,000       1,110      1,198       1,286            0          0           0
        2         4,262     150,000     150,000     150,000       2,423      2,676       2,941            0        201         466
        3         6,554     150,000     150,000     150,000       3,698      4,202       4,749        1,223      1,727       2,274
        4         8,961     150,000     150,000     150,000       4,938      5,779       6,728        2,463      3,304       4,253
        5        11,488     150,000     150,000     150,000       6,141      7,409       8,896        4,087      5,355       6,842
        6        14,141     150,000     150,000     150,000       7,312      9,097      11,277        5,654      7,438       9,618
        7        16,927     150,000     150,000     150,000       8,448     10,844      13,889        7,211      9,606      12,652
        8        19,853     150,000     150,000     150,000       9,550     12,651      16,758        8,733     11,835      15,941
        9        22,924     150,000     150,000     150,000      10,614     14,520      19,908       10,194     14,099      19,487
       10        26,149     150,000     150,000     150,000      11,639     16,449      23,366       11,639     16,449      23,366
       11        29,536     150,000     150,000     150,000      12,705     18,548      27,309       12,705     18,548      27,309
       12        33,092     150,000     150,000     150,000      13,732     20,724      31,660       13,732     20,724      31,660
       13        36,825     150,000     150,000     150,000      14,712     22,976      36,461       14,712     22,976      36,461
       14        40,746     150,000     150,000     150,000      15,647     25,306      41,762       15,647     25,306      41,762
       15        44,862     150,000     150,000     150,000      16,535     27,719      47,622       16,535     27,719      47,622
       16        49,184     150,000     150,000     150,000      17,352     30,198      54,086       17,352     30,198      54,086
       17        53,722     150,000     150,000     150,000      18,135     32,781      61,256       18,135     32,781      61,256
       18        58,487     150,000     150,000     150,000      18,888     35,477      69,217       18,888     35,477      69,217
       19        63,491     150,000     150,000     150,000      19,615     38,297      78,063       19,615     38,297      78,063
       20        68,744     150,000     150,000     150,000      20,324     41,254      87,900       20,324     41,254      87,900

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.




                                                            BMA
                                                Advantage Variable Universal Life
                                                Male Age 55 Preferred Non-Tobacco
                                               Initial Specified Amount: $150,000
                                                     Planned Premium: $3,654
                                                   Assuming Guaranteed Charges
                                                   Death Benefit Option: Level

          Premiums             Death Proceeds                     Accumulation Value                 Cash Surrender Value
  End   Accumulated      Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
   Of      at 5%        Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        ----------------------------         ----------------------------        ---------------------------
 Policy Interest Per  0% Gross   6% Gross     12% Gross     0% Gross   6% Gross    12% Gross    0% Gross    6% Gross   12% Gross
 Year   Year        (-0.98% Net) (5.02% Net) (11.02% Net) (-0.98% Net)(5.02% Net)  (11.02%)  (-0.98% Net) (5.02% Net)(11.02% Net)
 ------ ----------- ------------ ----------- ------------ ------------ ----------  --------- ------------ ----------- -------------
        1         3,837     150,000     150,000     150,000       1,954      2,114       2,274            0          0           0
        2         7,865     150,000     150,000     150,000       3,950      4,397       4,864          296        743       1,210
        3        12,095     150,000     150,000     150,000       5,805      6,670       7,612        2,151      3,016       3,958
        4        16,537     150,000     150,000     150,000       7,512      8,925      10,529        3,858      5,271       6,875
        5        21,200     150,000     150,000     150,000       9,060     11,150      13,624        6,027      8,117      10,591
        6        26,097     150,000     150,000     150,000      10,436     13,329      16,905        7,988     10,881      14,457
        7        31,238     150,000     150,000     150,000      11,625     15,449      20,385        9,798     13,622      18,558
        8        36,637     150,000     150,000     150,000      12,607     17,486      24,072       11,402     16,280      22,866
        9        42,306     150,000     150,000     150,000      13,357     19,412      27,974       12,736     18,791      27,352
       10        48,258     150,000     150,000     150,000      13,846     21,199      32,103       13,846     21,199      32,103
       11        54,507     150,000     150,000     150,000      14,166     22,975      36,693       14,166     22,975      36,693
       12        61,069     150,000     150,000     150,000      14,178     24,575      41,610       14,178     24,575      41,610
       13        67,959     150,000     150,000     150,000      13,853     25,969      46,898       13,853     25,969      46,898
       14        75,194     150,000     150,000     150,000      13,160     27,127      52,617       13,160     27,127      52,617
       15        82,790     150,000     150,000     150,000      12,054     28,003      58,832       12,054     28,003      58,832
       16        90,767     150,000     150,000     150,000      10,468     28,534      65,619       10,468     28,534      65,619
       17        99,142     150,000     150,000     150,000       8,231     28,560      73,018        8,231     28,560      73,018
       18       107,936     150,000     150,000     150,000       5,397     28,116      81,240        5,397     28,116      81,240
       19       117,169     150,000     150,000     150,000       1,736     26,993      90,392        1,736     26,993      90,392
       20       126,864       Lapse     150,000     150,000       Lapse     25,029     100,688        Lapse     25,029     100,688

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.



                                                Advantage Variable Universal Life
                                                Male Age 55 Preferred Non-Tobacco
                                                Initial Specified Amount: $150,000
                                                     Planned Premium: $3,654
                                                    Assuming Current Charges
                                                   Death Benefit Option: Level

          Premiums             Death Proceeds                     Accumulation Value                 Cash Surrender Value
  End   Accumulated      Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
   Of      at 5%        Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        ----------------------------         ----------------------------        ---------------------------
 Policy Interest Per  0% Gross   6% Gross     12% Gross     0% Gross   6% Gross    12% Gross    0% Gross    6% Gross   12% Gross
 Year   Year        (-0.98% Net) (5.02% Net) (11.02% Net) (-0.98% Net)(5.02% Net)  (11.02%)  (-0.98% Net) (5.02% Net)(11.02% Net)
 ------ ----------- ------------ ----------- ------------ ------------ ----------  --------- ------------ ----------- -------------
        1         3,837     150,000     150,000     150,000       2,355      2,527       2,700            0          0           0
        2         7,865     150,000     150,000     150,000       4,864      5,364       5,886        1,210      1,710       2,232
        3        12,095     150,000     150,000     150,000       7,291      8,283       9,359        3,637      4,629       5,705
        4        16,537     150,000     150,000     150,000       9,637     11,288      13,152        5,983      7,634       9,498
        5        21,200     150,000     150,000     150,000      11,898     14,380      17,297        8,866     11,348      14,264
        6        26,097     150,000     150,000     150,000      14,078     17,566      21,835       11,630     15,118      19,387
        7        31,238     150,000     150,000     150,000      16,177     20,852      26,811       14,350     19,025      24,984
        8        36,637     150,000     150,000     150,000      18,192     24,238      32,273       16,986     23,032      31,067
        9        42,306     150,000     150,000     150,000      20,120     27,730      38,274       19,499     27,108      37,653
       10        48,258     150,000     150,000     150,000      21,950     31,321      44,868       21,950     31,321      44,868
       11        54,507     150,000     150,000     150,000      23,811     35,198      52,381       23,811     35,198      52,381
       12        61,069     150,000     150,000     150,000      25,587     39,221      60,710       25,587     39,221      60,710
       13        67,959     150,000     150,000     150,000      27,271     43,397      69,956       27,271     43,397      69,956
       14        75,194     150,000     150,000     150,000      28,851     47,726      80,231       28,851     47,726      80,231
       15        82,790     150,000     150,000     150,000      30,319     52,216      91,671       30,319     52,216      91,671
       16        90,767     150,000     150,000     150,000      31,635     56,850     104,417       31,635     56,850     104,417
       17        99,142     150,000     150,000     150,000      32,865     61,699     118,687       32,865     61,699     118,687
       18       107,936     150,000     150,000     150,000      34,008     66,781     134,689       34,008     66,781     134,689
       19       117,169     150,000     150,000     166,256      35,058     72,115     152,529       35,058     72,115     152,529
       20       126,864     150,000     150,000     184,334      36,020     77,726     172,275       36,020     77,726     172,275

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.


     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.




                                                              BMA
                                                Advantage Variable Universal Life
                                                Female Age 50 Preferred Non-Tobacco
                                                Initial Specified Amount: $150,000
                                                     Planned Premium: $2,232
                                                   Assuming Guaranteed Charges
                                                   Death Benefit Option: Level


          Premiums             Death Proceeds                     Accumulation Value                 Cash Surrender Value
  End   Accumulated      Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
   Of      at 5%        Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        ----------------------------         ----------------------------        ---------------------------
 Policy Interest Per  0% Gross   6% Gross     12% Gross     0% Gross   6% Gross    12% Gross    0% Gross    6% Gross   12% Gross
 Year   Year        (-0.98% Net) (5.02% Net) (11.02% Net) (-0.98% Net)(5.02% Net)  (11.02%)  (-0.98% Net) (5.02% Net)(11.02% Net)
 ------ ----------- ------------ ----------- ------------ ------------ ----------  --------- ------------ ----------- -------------
         1        2,344     150,000     150,000     150,000       1,160      1,256       1,353            0          0           0
         2        4,804     150,000     150,000     150,000       2,438      2,708       2,991            0        197         480
         3        7,388     150,000     150,000     150,000       3,648      4,176       4,750        1,137      1,665       2,239
         4       10,101     150,000     150,000     150,000       4,783      5,651       6,635        2,272      3,140       4,124
         5       12,950     150,000     150,000     150,000       5,845      7,135       8,659        3,760      5,051       6,574
         6       15,941     150,000     150,000     150,000       6,829      8,625      10,834        5,147      6,943       9,151
         7       19,082     150,000     150,000     150,000       7,737     10,121      13,177        6,482      8,865      11,922
         8       22,379     150,000     150,000     150,000       8,571     11,624      15,710        7,743     10,795      14,881
         9       25,842     150,000     150,000     150,000       9,335     13,139      18,458        8,908     12,713      18,031
        10       29,478     150,000     150,000     150,000      10,025     14,665      21,442       10,025     14,665      21,442
        11       33,295     150,000     150,000     150,000      10,711     16,294      24,821       10,711     16,294      24,821
        12       37,303     150,000     150,000     150,000      11,303     17,924      28,504       11,303     17,924      28,504
        13       41,512     150,000     150,000     150,000      11,780     19,535      32,512       11,780     19,535      32,512
        14       45,931     150,000     150,000     150,000      12,114     21,099      36,861       12,114     21,099      36,861
        15       50,572     150,000     150,000     150,000      12,279     22,593      41,581       12,279     22,593      41,581
        16       55,444     150,000     150,000     150,000      12,263     24,002      46,717       12,263     24,002      46,717
        17       60,559     150,000     150,000     150,000      12,050     25,313      52,322       12,050     25,313      52,322
        18       65,931     150,000     150,000     150,000      11,639     26,521      58,469       11,639     26,521      58,469
        19       71,571     150,000     150,000     150,000      11,024     27,621      65,243       11,024     27,621      65,243
        20       77,493     150,000     150,000     150,000      10,190     28,596      72,736       10,190     28,596      72,736

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.



                                                              BMA
                                                Advantage Variable Universal Life
                                               Female Age 50 Preferred Non-Tobacco
                                               Initial Specified Amount: $150,000
                                                     Planned Premium: $2,232
                                                   Assuming Current Charges
                                                   Death Benefit Option: Level


          Premiums             Death Proceeds                     Accumulation Value                 Cash Surrender Value
  End   Accumulated      Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
   Of      at 5%        Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        ----------------------------         ----------------------------        ---------------------------
 Policy Interest Per  0% Gross   6% Gross     12% Gross     0% Gross   6% Gross    12% Gross    0% Gross    6% Gross   12% Gross
 Year   Year        (-0.98% Net) (5.02% Net) (11.02% Net) (-0.98% Net)(5.02% Net)  (11.02%)  (-0.98% Net) (5.02% Net)(11.02% Net)
 ------ ----------- ------------ ----------- ------------ ------------ ----------  --------- ------------ ----------- -------------

         1        2,344     150,000     150,000     150,000       1,275      1,375       1,475            0          0           0
         2        4,804     150,000     150,000     150,000       2,752      3,040       3,340          241        529         829
         3        7,388     150,000     150,000     150,000       4,188      4,760       5,380        1,677      2,249       2,869
         4       10,101     150,000     150,000     150,000       5,582      6,536       7,612        3,071      4,025       5,101
         5       12,950     150,000     150,000     150,000       6,940      8,376      10,062        4,855      6,292       7,978
         6       15,941     150,000     150,000     150,000       8,262     10,284      12,754        6,580      8,602      11,072
         7       19,082     150,000     150,000     150,000       9,556     12,269      15,719        8,300     11,013      14,464
         8       22,379     150,000     150,000     150,000      10,824     14,337      18,991        9,995     13,509      18,163
         9       25,842     150,000     150,000     150,000      12,068     16,495      22,603       11,641     16,068      22,177
        10       29,478     150,000     150,000     150,000      13,288     18,744      26,591       13,288     18,744      26,591
        11       33,295     150,000     150,000     150,000      14,572     21,208      31,154       14,572     21,208      31,154
        12       37,303     150,000     150,000     150,000      15,826     23,778      36,204       15,826     23,778      36,204
        13       41,512     150,000     150,000     150,000      17,035     26,447      41,785       17,035     26,447      41,785
        14       45,931     150,000     150,000     150,000      18,195     29,215      47,953       18,195     29,215      47,953
        15       50,572     150,000     150,000     150,000      19,301     32,085      54,774       19,301     32,085      54,774
        16       55,444     150,000     150,000     150,000      20,334     35,043      62,309       20,334     35,043      62,309
        17       60,559     150,000     150,000     150,000      21,331     38,132      70,672       21,331     38,132      70,672
        18       65,931     150,000     150,000     150,000      22,300     41,364      79,963       22,300     41,364      79,963
        19       71,571     150,000     150,000     150,000      23,246     44,753      90,293       23,246     44,753      90,293
        20       77,493     150,000     150,000     150,000      24,172     48,310     101,784       24,172     48,310     101,784

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.


     9. The following replaces Appendix B in the Prospectus:


                           APPENDIX B--RATES OF RETURN

     From time to time, We may report different types of historical performance for the Investment Options available under the Policy. We may report the average annual total returns of the funds over various time periods. Such returns will reflect the operating expenses (including management fees) of the funds, but not deductions at the Separate Account or Policy level for Risk Charges and Policy expenses, which, if included, would reduce performance. See Section 4--Expenses for a discussion of the charges and deductions from a Policy.

     At the request of a purchaser, BMA will accompany the returns of the funds with at least one of the following: (i) returns, for the same periods as shown for the funds, which include deductions under the Separate Account for the Risk Charge in addition to the deductions of fund expenses, but does not include other charges under the Policy; or (ii) an illustration of Accumulation Values and Cash Surrender Values as of the performance reporting date for a hypothetical Insured of given Age, gender, risk classification, Premium level and Initial Specified Amount. The illustration will be based either on actual historic fund performance or on a hypothetical investment return between 0% and 12% as requested by the purchaser. The Cash Surrender Value figures will assume all fund charges, the Risk Charge, and all other Policy charges are deducted.
The Accumulation Value figures will assume all charges except the Surrender Charges are deducted.

     We also may distribute sales literature comparing the percentage change in the net asset values of the funds or in the Accumulation Unit Values for any of the Investment Options to established market indices, such as the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average. We also may make comparisons to the percentage change in values of other mutual funds with investment objectives similar to those of the Investment Options being compared.

     The chart below shows the Effective Annual Rates of Return of the funds based on the actual investment performance (after deduction of investment management fees and direct operating expenses of the funds). These rates do not reflect the Risk Charge assessed. The rates do not reflect deductions from Premiums or Monthly Deductions assessed against the Accumulation Value of the Policy, nor do they reflect the Policy's Surrender Charges. (For a discussion of these charges, please see Section 4.--Expenses.) Therefore, these rates are not illustrative of how actual investment performance will affect the benefits under the Policy (see, however, Appendix A--Illustration of Policy Values).

     The rates of return shown are not indicative of future performance. These rates of return may be considered, however, in assessing the competence and performance of the investment advisers.



                                                                               Portfolio
                                                                               Inception                              10 Years/
Investment Option                                                                 Date        1 Year     5 Years   Since Inception
-----------------                                                                 ----        ------     -------   ---------------
BERGER INSTITUTIONAL PRODUCTS TRUST
     Berger IPT-Growth......................................................        5/1/96     -32.51%      1.89%       2.36%
     Berger IPT-Large Cap Growth............................................        5/1/96     -25.26%     10.64%      11.43%
     Berger IPT-Small Company Growth........................................        5/1/96     -33.47%      8.01%       6.93%
 CONSECO SERIES TRUST
        Equity..................................................................   8/20/84     -10.30%     13.54%      17.22%
        Balanced................................................................    5/1/87      -6.60%     11.27%      13.42%
        Fixed Income............................................................    5/1/93       8.84%      6.81%       6.88%
THE ALGER AMERICAN FUND
        Alger American Small Capitalization.....................................   9/21/88     -29.51%     -1.08%       4.79%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
        VP International........................................................    5/1/94     -29.17%      6.37%       6.84%
THE DREYFUS SOCIALLY RESPONSIBLE
     GROWTH FUND, INC...........................................................   10/7/93     -22.57%      8.29%      12.54%
FEDERATED INSURANCE SERIES
         Federated International Equity II......................................    5/8/95     -29.42%      6.90%       6.97%
         Federated Utility II...................................................   2/10/94     -13.72%      2.88%       5.66%
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
        Limited Maturity Bond...................................................   9/10/84       8.78%      5.61%       5.46%
        Partners................................................................   3/22/94      -2.83%      7.52%      12.39%
STRONG OPPORTUNITY FUND II, INC.
        Opportunity Fund II.....................................................    5/8/92      -3.70%     14.55%      16.65%
STRONG VARIABLE INSURANCE FUNDS, INC.
        Strong Mid Cap Growth Fund II...........................................  12/31/96     -30.77%     13.32%      13.32%
VAN ECK WORLDWIDE INSURANCE TRUST
       Worldwide Emerging Markets...............................................  12/21/95      -1.81%     -7.82%      -2.94%
       Worldwide Hard Assets....................................................    9/1/89     -10.45%     -3.89%       4.92%
       Worldwide Real Estate....................................................   6/23/97       5.34%     N/A          5.95%

..........
     The figures shown in this chart do not reflect any charges at the Separate Account or the Policy level.




PROSPECTUS




           FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY

                                    ISSUED BY

                           BMA VARIABLE LIFE ACCOUNT A

                                       AND

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

     This Prospectus describes the Flexible Premium Adjustable Variable Life Insurance Policy (Policy) offered by Business Men's Assurance Company of America
(BMA).

     The Policy has 24 investment choices - a Fixed Account and 23 Investment Options listed below.

     The Policy has been designed to be used to create or conserve one's estate, retirement planning and other insurance needs of individuals and businesses.

     When You buy a Policy, to the extent You have selected the Investment Options, You bear the complete investment risk. Your Accumulation Value and, under certain circumstances, the Death Benefit under the Policy may increase or decrease or the duration of the Policy may vary depending on the investment experience of the Investment Option(s) You select.

     You can put Your money in the Fixed Account and/or any of the Investment Options listed below.

INVESTORS MARK SERIES FUND, INC.

     Managed By Standish Mellon Asset Management Company LLC
       Intermediate Fixed Income Portfolio
       Mid Cap Equity Portfolio
       Money Market Portfolio
       Global Fixed Income Portfolio

     Managed By Stein Roe & Farnham Incorporated
       Small Cap Equity Portfolio
       Large Cap Growth Portfolio

     Managed By David L. Babson & Co. Inc.
       Large Cap Value Portfolio

     Managed By Lord Abbett
       Growth & Income Portfolio

     Managed By Kornitzer Capital Management, Inc.
       Balanced Portfolio

BERGER INSTITUTIONAL PRODUCTS TRUST
     Managed By Berger Financial Group LLC
        Berger IPT-International Fund

THE ALGER AMERICAN FUND

     Managed By Fred Alger Management, Inc.
         Alger American Growth Portfolio
         Alger American Leveraged AllCap Portfolio
         Alger American MidCap Growth Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     Managed By American Century Investment Management, Inc.
         VP Income & Growth
         VP Value

DREYFUS STOCK INDEX FUND (Initial Share Class)

     Managed By the Dreyfus Corporation (Index Fund Manager: Mellon Equity
        Associates)

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")

      Managed By The Dreyfus Corporation
        Dreyfus VIF Disciplined Stock Portfolio (Initial Share Class)

VARIABLE INSURANCE PRODUCTS FUND ("VIP") (Service Class 2)

     Managed By Fidelity Management & Research Company
       Fidelity VIP Overseas Portfolio
       Fidelity VIP Growth Portfolio
       Fidelity VIP Contrafund(R) Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     Managed By INVESCO Funds Group, Inc.
       INVESCO VIF-High Yield Fund
       INVESCO VIF-Core Equity Fund (formerly INVESCO VIF-Equity Income Fund)

LAZARD RETIREMENT SERIES, INC.

     Managed By Lazard Asset Management
        Lazard Retirement Small Cap Portfolio

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

     Please read this Prospectus before investing and keep it on file for future reference. It contains important information about the BMA Flexible Premium Adjustable Variable Life Insurance Policy. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains information regarding companies that file electronically with the Commission.

     The Policies:

         o          are not bank deposits
         o          are not federally insured
         o          are not endorsed by any bank or government agency
         o          are not guaranteed and may be subject to loss of principal

                                Date: May 1, 2002


                                TABLE OF CONTENTS
                                                                                                                            Page
DEFINITIONS.............................................................................................................

SUMMARY

     1. The Variable Life Insurance Policy..............................................................................

     2. Purchases.......................................................................................................

     3. Investment Choices..............................................................................................

     4. Expenses........................................................................................................

     5. Death Benefit...................................................................................................

     6. Taxes...........................................................................................................

     7. Access To Your Money............................................................................................

     8. Other Information...............................................................................................

     9. Inquiries.......................................................................................................

PART I

1. THE VARIABLE LIFE INSURANCE POLICY...................................................................................

2. PURCHASES............................................................................................................
     Premiums...........................................................................................................
     Waiver of Planned Premiums.........................................................................................
     Application for a Policy...........................................................................................
     Issue Ages.........................................................................................................
     Application of Premiums............................................................................................
     Grace Period.......................................................................................................
     Accumulation Unit Values...........................................................................................
     Right to Refund....................................................................................................
     Exchange of a Policy for a BMA Policy..............................................................................

3. INVESTMENT CHOICES...................................................................................................
     Transfers..........................................................................................................
     Dollar Cost Averaging..............................................................................................
     Asset Rebalancing Option...........................................................................................
     Asset Allocation Option............................................................................................
     Substitution.......................................................................................................

4. EXPENSES.............................................................................................................
     Premium Charge.....................................................................................................
     Monthly Deduction..................................................................................................
     Surrender Charge...................................................................................................
     Partial Surrender Fee..............................................................................................
     Waiver of Surrender Charges........................................................................................
     Reduction or Elimination of the Surrender Charge...................................................................
     Transfer Fee.......................................................................................................
     Taxes..............................................................................................................
     Investment Option Expenses.........................................................................................


5. DEATH BENEFIT........................................................................................................
     Change in Death Benefit Option.....................................................................................
     Change in Specified Amount.........................................................................................
     Guaranteed Minimum Death Benefit...................................................................................
     Accelerated Death Benefit..........................................................................................

6. TAXES................................................................................................................
     Life Insurance in General..........................................................................................
     Taking Money Out of Your Policy....................................................................................
     Diversification and Owner Control..................................................................................

7. ACCESS TO YOUR MONEY.................................................................................................
     Loans..............................................................................................................
     Surrenders.........................................................................................................

8. OTHER INFORMATION....................................................................................................
     BMA................................................................................................................
     The Separate Account...............................................................................................
     Distributor........................................................................................................
     Administration.....................................................................................................
     Suspension of Payments or Transfers................................................................................
     Ownership..........................................................................................................

PART II

Executive Officers and Directors of BMA.................................................................................

Officers and Directors of Jones & Babson, Inc...........................................................................

Voting..................................................................................................................

Legal Opinions..........................................................................................................

Reduction or Elimination of Surrender Charge............................................................................

Net Amount at Risk......................................................................................................

Maturity Date...........................................................................................................

Misstatement of Age or Sex..............................................................................................

Our Right to Contest....................................................................................................

Payment Options.........................................................................................................

Federal Tax Status......................................................................................................

Reports to Owners.......................................................................................................

Legal Proceedings.......................................................................................................

Experts

Financial Statements....................................................................................................


APPENDIX A--Illustration of Policy Values................................................................................

APPENDIX B--Rates of Return..............................................................................................


                                   DEFINITIONS

     Accumulation Value: The sum of Your Policy values in the Subaccounts, the Fixed Account and the Loan Account.

     Accumulation Unit: A unit of measure used to calculate Your Accumulation Value in the Subaccounts.

     Age: Issue Age is age nearest birthday on the Policy Date. Attained Age is the Issue Age plus the number of completed Policy Years.

     Authorized Request: A request, in a form satisfactory to Us, which is received by the BMA Service Center.

     Beneficiary: The person named in the application or at a later date to receive the Death Proceeds of the Policy or any rider(s).

     BMA: Business Men's Assurance Company of America.

     BMA Service Center: The office indicated in the Summary to which notices, requests and Premiums must be sent. All sums payable to Us under the Policy are payable only at the BMA Service Center.

     Business Day: Each day that the New York Stock Exchange is open for business. The Separate Account will be valued each Business Day.

     Cash Surrender Value: The Accumulation  Value less the surrender charge, if
any,  that  applies  if  the  Policy  is   surrendered  in  full  and  less  any
Indebtedness.

     Death Benefit: The amount used to determine the Death Proceeds payable upon the death of the Primary Insured. The Death Benefit can be either Level or Adjustable.

     Death Proceeds: The Death Proceeds equal the Death Benefit as of the date of the Primary Insured's death, less any Indebtedness.

     Fixed Account: A portion of the General Account into which You can allocate Net Premiums or transfer Accumulation Values. It does not share in the investment experience of any Subaccount of the Separate Account.

     General Account: Our general investment account which contains all of Our assets with the exception of the Separate Account and other segregated asset accounts.

     Grace Period: The 61 days that follow the date We mail a notice to You for payment if the Cash Surrender Value is not sufficient to cover the Monthly Deduction.

     Indebtedness: Unpaid Policy loans plus unpaid Policy loan interest.

     Initial Specified Amount: The amount of coverage selected by You at the time of application and which will be used to determine the Death Benefit.

     Investment Option(s): Those investment options available through the Separate Account.

     Loan Account: An account established within Our General Account for any amounts transferred from the Fixed Account and the Separate Account as a result of loans. The Loan Account is credited with interest and is not based on the experience of any Separate Account.

     Maturity Date: The date the Accumulation Value, less any Indebtedness, becomes payable to You, if the Primary Insured is then living.

     Minimum Specified Amount: The smallest Specified Amount the Policy may have. Currently, the Minimum Specified Amount is $100,000.

     Monthly Anniversary Day: The same day of each month as the Policy Date for each succeeding month the Policy remains in force. If the Monthly Anniversary falls on a day that is not a Business Day, any Policy transaction due as of that day will be processed the first Business Day following such date.

     Monthly Deduction: On the Policy Date and each Monthly Anniversary Day thereafter We deduct certain charges from Your Policy.

     Net Premium: We deduct a Premium Charge from each Premium paid. The Net Premium is the Premium paid less the Premium Charge.

     Owner: The person entitled to all the ownership rights under the Policy. If Joint Owners are named, all references to You or Owner shall mean Joint Owner.

     Policy Anniversary: The same month and day as the Policy Date for each succeeding year the Policy remains in force.

     Policy Date: The date by which Policy months, years and anniversaries are measured.

     Policy Month: The one month period from the Policy Date to the same date of the next month, or from one Monthly Anniversary Day to the next.

     Policy Year: The one year period from the Policy Date to the first Policy Anniversary or from one Policy Anniversary to the next.

     Premium: A payment You make towards the Policy and that does not re-pay any Indebtedness.

     Primary Insured: The person whose life is insured under the Policy.

     Rate Class: This is anything that would affect the level of Your Premium, such as health status and tobacco use.

     Reinstatement: To restore coverage after the Policy has terminated.

     Separate Account: A segregated asset account maintained by Us in which a portion of Our assets has been allocated for this and certain other policies.

     Specified Amount: The Initial Specified Amount plus each increase to the Specified Amount and less each decrease to the Specified Amount.

     Underwriting Process: The underwriting process begins the day We receive Your application at the BMA Service Center and ends the day We receive and approve all required documents, including the initial Premium, necessary to put the Policy in force.

     Us, We, Our: Business Men's Assurance Company of America.

     You, Your, Yours: The Owner of the Policy.


                                     SUMMARY

     The prospectus is divided into three sections: Summary, Part I and Part II. The sections in this summary correspond to sections in Part I of this prospectus which discuss the topics in more detail. Even more detailed information is contained in Part II.

     1. The Variable Life Insurance Policy: The variable life insurance policy offered by BMA is a contract between You, the Owner, and BMA, an insurance company.

     The Policy provides for the payment of the Death Proceeds to Your selected Beneficiary upon the death of the Primary Insured which should be excludable from the gross income of the Beneficiary. The Policy can be used to create or conserve one's estate or to save for retirement. The Policy can also be used for certain business purposes, such as keyman insurance. The Primary Insured is the person whose life is insured under the Policy. The Primary Insured can be the same person as the Owner but does not have to be.

     Under the Policy, You may, subject to certain limitations, make Premium payments, in any amount and at any frequency. The Policy provides an
Accumulation Value, surrender rights, loan privileges and other features traditionally associated with life insurance.

     The Policy has a no-lapse guarantee in the first five years providing the No-Lapse Monthly Minimum Premiums are paid. After this period, the Policy can lapse (terminate without value) when the Cash Surrender Value is insufficient to cover the Monthly Deduction and a Grace Period of 61 days has expired without an adequate payment being made.

     You should consult Your Policy for further understanding of its terms and conditions and for any state-specific provisions and variances that may apply to Your Policy.

     2. Purchases: You can buy the Policy by completing the proper forms. Your registered representative can help You. The minimum initial Premium We will accept will be computed for You with respect to the Specified Amount You have requested. We will also compute the No-Lapse Monthly Minimum Premium. In some circumstances We may contact You for additional information regarding the Primary Insured and may require the Primary Insured to provide Us with medical records, a physician's statement or a complete paramedical examination.

     The Policy is a flexible premium policy and unlike traditional insurance policies, there is no fixed schedule for Premium payments after the initial Premium. Although You may establish a schedule of Premium payments (Planned Premium), if you fail to make the Planned Premium payments it will not necessarily cause the Policy to lapse nor will paying the Planned Premium guarantee that a Policy will remain in force until maturity. Under most circumstances it is anticipated that You will need to make additional Premium payments, after the initial Premium, to keep the Policy in force.

     3. Investment Choices: You can put Your money in the Fixed Account or in any or all of the available Investment Options which are briefly described in
Section 3--Investment Choices and are more fully described in the prospectuses for the funds.

     4. Expenses: The Policy has both insurance and investment features, and there are costs related to each that reduce the return on Your investment.

     We deduct a Premium Charge from each Premium payment made. The Premium Charge is as follows:

            Policy Years 1-10:             5.5% of all Premiums.
            Policy Years 11 and later:     4.0% of all Premiums.

     We deduct a Policy Charge each month from the unloaned Accumulation Value of the Policy. The Policy Charge is as follows:

            Policy Year 1:               $25 each month
            Policy Years 2 and later:    Currently, $5 each month. This charge
                                         is not guaranteed and may be
                                         increased.

     We deduct a Risk Charge each month from the unloaned Accumulation Value of the Policy. The Risk Charge is calculated as follows:

            Policy Years 1-10:             Each month, .80%, on an annual basis,
                                           of the Accumulation Value in
                                           the Separate Account.

            Policy Years 11 and later: Each month, .40%, on an annual basis, of the Accumulation Value in the Separate Account.

     Each month We will make a deduction from the unloaned Accumulation Value of the Policy for the cost of insurance. This charge will depend upon the Specified Amount, Your Accumulation Value, and the sex, age and Rate Class of the Primary Insured. We may also charge for any riders attached to the Policy. The maximum deduction that will be made for cost of insurance is 83.33333 per $1,000 net amount at risk. This is the rate at attained age 98. Therefore, this is most likely not the rate You will be charged. Maximum rates vary by sex, tobacco use and attained age and range from 0.08420 to 83.33333 per $1,000 net amount at risk. See "Expenses--Monthly Deduction--Cost of Insurance" in Part I for more information.

     There are also daily investment charges which apply to the average daily value of the Investment Options. These charges are deducted from the Investment Options and range on an annual basis from .26% to 1.25%, depending on the Investment Option.

     If You take out more than the Free Partial Surrender Percentage, We may assess a surrender charge which depends upon Your Initial Specified Amount, the year of surrender, issue Age, sex and Rate Class. The maximum surrender charge that will be deducted is $44.56 per $1,000 specified amount. The maximum charge varies by issue Age, sex and tobacco use and ranges from $5.40 to $44.56 per $1,000. See "Expenses--Surrender Charge" in Part I for more information. The surrender charge for total surrenders is level for the first four Policy Years then grades down (pursuant to a set formula) each month beginning in the fifth Policy Year and is zero at the end of Policy Year ten. Your Policy is issued with a surrender charge schedule which shows the surrender charge at the end of the Policy Year. The charge is not affected by Special Rate Classes nor by the addition of riders.

     When You make a partial surrender, We assess a pro-rata portion of the surrender charge. In the event that You increase Your Specified Amount, a new surrender charge schedule will be imposed on the increased amount.

     There is a partial surrender fee of $25 assessed for any partial surrender in addition to any surrender charge that may be assessed. The partial surrender fee is deducted from the unloaned Accumulation Value of the Policy. The Free Partial Surrender Percentage is excluded from these charges.

     Each transfer after 12 in any Policy Year, unless the transfer is pre-scheduled, will incur a transfer fee of $25.

     5. Death Benefit: The amount of the Death Benefit depends on:

     o  the Specified Amount of Your Policy,

     o  the Death Benefit option in effect at the time of death, and

     o  under some circumstances, Your Policy's Accumulation Value.

     There are two Death Benefit options: Level Death Benefit and Adjustable Death Benefit. Under certain circumstances, You can change Death Benefit options. You can also change the Specified Amount under certain circumstances.

     The actual amount payable to Your Beneficiary is the Death Proceeds which is equal to the Death Benefit less any Indebtedness. At the time of application for a Policy, You designate a Beneficiary who is the person or persons who will receive the Death Proceeds. You can change Your Beneficiary unless You have designated an irrevocable Beneficiary. The Beneficiary does not have to be a natural person.

     All or part of the Death Proceeds may be paid in a lump sum or applied under one of the Payment Options contained in the Policy.

     6. Taxes: Your Policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the Death Proceeds paid under the Policy should be excludable from the gross income of the Beneficiary. Your earnings in the Policy are not taxed until You take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the Policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includible in taxable income. If You are younger than 59 1/2 when You take money out of a MEC, You may also be subject to a 10% federal tax penalty on the earnings withdrawn. (See Section 6 and Part II for further information regarding taxes.)

     7. Access To Your Money: You can terminate the Policy at any time and We will pay You the Cash Surrender Value. After the first Policy Year, You may surrender a part of the Cash Surrender Value subject to the requirements of the Policy. When You terminate Your Policy or make a partial surrender, a surrender charge (or a portion thereof in the case of a partial surrender) may be assessed. Once each Policy Year, on a non-cumulative basis, You may make a free partial surrender of up to 10% of Your unloaned Accumulation Value.

     You can also borrow some of Your Accumulation Value.

     8. Other Information:

Free Look.

     You can cancel the Policy within ten days after You receive it (or whatever period is required in Your state) and We will refund all Premiums paid less any Indebtedness. Upon completion of the Underwriting Process, We will allocate the initial Net Premium to the Money Market Portfolio for fifteen days (or the Free Look period required in Your state plus five days). After that, We will invest Your Accumulation Value as You requested.

Who Should Purchase the Policy?

     The Policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their Policies through investment in the Investment Options.

     The Policy offers the following to individuals:

          o    create or conserve one's estate

          o    supplement retirement income

          o    access to funds through loans and surrenders

     The Policy offers the following to businesses:

          o    protection for the business in the event a key employee dies

          o    provide debt protection for business loans

          o create a fund for employee benefits, buy-outs and future business needs.

     If You currently own a variable life insurance policy on the life of the Primary Insured, You should consider whether the purchase of the Policy is appropriate.

     Also, You should carefully consider whether the Policy should be used to replace an existing Policy on the life of an Insured.


Additional Features

          o You can arrange to have a regular amount of money automatically transferred from the Money Market Portfolio to the other Investment Options each month, theoretically giving You a lower average cost per unit over time than a single one time purchase. We call this feature the Dollar Cost Averaging Option.

          o We will automatically readjust Your money between Investment Options periodically to keep the blend You select. We call this feature the Asset Rebalancing Option.

          o If the Primary Insured becomes terminally ill, We will pay You a portion of the Death Benefit. We call this feature the Accelerated Death Benefit Rider.

          o If You pay a certain required Premium, We guarantee that the Policy will not lapse even if Your Accumulation Value is not sufficient to cover the Monthly Deductions. We call this feature the Guaranteed Minimum Death Benefit Rider.

          o If the Primary Insured becomes totally disabled, We will waive the Monthly Deduction, excluding the Risk Charge, or the Planned Premium. This is provided by the Waiver of Monthly Deductions Rider or the Waiver of Planned Premium Rider.

          o We also offer a number of additional riders that are common for universal life policies.

     These features and riders may not be available in Your state and may not be suitable for Your particular situation.

     9. Inquiries: If You need more information about buying a Policy, please contact Us at:

               BMA
               P.O. Box 412879
               Kansas City, Missouri 64141-2879
               1-888-262-8131

     If You need policy owner service (such as changes in Policy information, inquiry into Policy values, or to take a loan), please contact Us at our service center:

               Beginning June 1, 2002:

               BMA
               2000 Wade Hampton Boulevard
               Greenville, South Carolina 29602-0789
               1-800-423-9398


               From May 1, 2002 - June 1, 2002:

               BMA
               9735 Landmark Parkway
               St. Louis, MO 63127-1690
               1-800-423-9398



                                     PART I

1. THE VARIABLE LIFE INSURANCE POLICY

     The variable life insurance policy is a contract between You, the Owner, and BMA, an insurance company. The Policy can be used to create or conserve one's estate and retirement planning for individuals. It can also be used for certain business purposes.

     The Policy provides for life insurance coverage on the Primary Insured and has Accumulation Values, a Death Benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the Policy is a variable life insurance policy, the Accumulation Value, to the extent invested in the Investment Options, will increase or decrease depending upon the investment experience of those Investment Options. The duration or amount of the Death Benefit may also vary based on the investment performance of the underlying Investment Options. To the extent you allocated Premium or Accumulation Value to the Investment Options of the Separate Account, you bear the investment risk. If the Cash Surrender Value is insufficient to pay the Monthly Deductions, the Policy may terminate.

     Because the Policy is like traditional and universal life insurance, it provides a Death Benefit which will be paid to Your named Beneficiary. When the Primary Insured dies, the Death Proceeds are paid to Your Beneficiary which should be excludable from the gross income of the Beneficiary. The tax-free Death Proceeds makes this an excellent way to accumulate money You don't think you'll use in Your lifetime and is a tax-efficient way to provide for those You leave behind. If You need access to Your money, You can borrow from the Policy or make a total or partial surrender.

     You should consult Your Policy for further understanding of its term and conditions and for any state-specific provisions and variances that may apply to Your Policy.


2. PURCHASES

Premiums

     Premiums are the monies You give Us to buy the Policy. The Policy is a Flexible Premium Policy which allows You to make Premium payments in any amount and at any time, subject of course to making sufficient Premium payments to keep the Policy in force. Even though the Policy is flexible, when You apply for coverage You can establish a schedule of Premium payments (Planned Premium). The Planned Premium is selected by You. Thus they will differ from Policy to Policy. You should consult Your Registered Representative about Your Planned Premium.

     We guarantee that the Policy will stay in force for the first five years after issue if total Premiums paid are at least as great as:

     1. the cumulative five year No-Lapse Monthly Minimum Premium; plus

     2. the total of all partial surrenders made; plus

     3. Indebtedness.

     We will establish a No-Lapse Monthly Minimum Premium at the time you apply for coverage which is the smallest level of Planned Premium.

     The Policy will remain in force if the Cash Surrender Value is greater than zero regardless of how long it has been in force.

     Additional Premiums may be paid at any time. However, We reserve the right to limit the number and amount of additional Premiums. Under some circumstances, We may require evidence that the Primary Insured is still insurable. All Premiums are payable at the BMA Service Center.

Waiver of Planned Premiums

     You can elect to have a Waiver of Planned Premium Rider added to Your Policy. The rider provides for the Planned Premium to be waived by crediting a Premium equal to the monthly waiver benefit on each Monthly Anniversary Day during the Primary Insured's total disability beginning before age 60 and continuing 6 months or more. Premiums paid during the first 6 months of disability are refunded, and subsequent Premiums are waived as long as total disability continues. The monthly waiver benefit to be credited as a Premium to the Policy while benefits are payable under the rider is the Planned Premium at the time the disability begins.

     All Monthly Deductions will continue to be made.

     If at the end of any Policy Month while benefits are being paid under the rider, the Cash Surrender Value is not sufficient to cover the Monthly Deductions, the credit of the monthly waiver benefit will cease, and the Monthly Deductions will be waived as long as total disability continues.

     If the Primary Insured is no longer totally disabled, You must begin paying Premiums again. If You do not pay sufficient premiums, Your Policy may lapse depending on Your facts and circumstances at that time.

     You should consult the rider for the terms and conditions. The rider is available as an alternative to the Waiver of Monthly Deductions. You can select either the Waiver of Monthly Deduction Rider or the Waiver of Planned Premium Rider but not both.


Application for a Policy

     In order to purchase a Policy, You must submit an application to Us that requests information about the proposed Primary Insured. In some cases, We will ask for additional information. We may request that the Primary Insured provide Us with medical records, a physician's statement or possibly require other medical tests.


Issue Ages

     We currently issue to Primary Insureds whose ages are 20-80.

     We will review all the information We are provided about the Primary Insured and determine whether or not the Primary Insured meets Our standards for issuing the Policy. This process is called underwriting. If the Primary Insured meets all of Our underwriting requirements, We will issue a Policy. There are several underwriting classes under which the Policy may be issued.

     The underwriting period could be up to 60 days or longer from the time the application is signed. If We receive the initial Premium with the application, Your Registered Representative will give you a conditional receipt. If You receive a conditional receipt, you will be eligible for conditional coverage. The conditional coverage, if You meet the conditions specified on the conditional receipt, will be effective from the later date of the application, a medical exam, if required, or a date You request (it must be within 60 days of the date of the application). It will expire 60 days from the effective date. The conditional insurance is subject to a number of restrictions and is only applicable if the proposed Primary Insured was an acceptable risk for the insurance applied for.


Application of Premiums

     When You purchase a Policy and We receive money with Your application, We will initially put Your money in Our General Account. Your money will remain in Our General Account during the Underwriting Process. Upon completion of the Underwriting Process, Your money will be moved to the Money Market Portfolio where it will remain for 15 days (or the period required in Your state plus five days). After the 15 days, We will allocate Your money to the Investment Option(s) You requested in the application. All allocation directions must be in whole percentages. If You pay additional Premiums, We will allocate them in the same way as Your first Premium unless You tell Us otherwise.

     If You change Your mind about owning a Policy, You can cancel it within 10 days after receiving it (or the period required in Your state) (Free Look Period). (If the Owner is a resident of California and is age 60 or older, the period is 30 days.) When You cancel the Policy within this time period, We will not assess a Surrender Charge and will give You back Your Premium payment less any Indebtedness.

     When Your application for the Policy is in good order, We will invest Your first Premium in the Money Market Portfolio within two days after We have completed Our underwriting. Subsequent Premiums will be allocated in accordance with the selections in Your application.

     If as a result of Our underwriting review, We do not issue You a Policy, We will return Your Premium, and interest, if any, required by Your state. If We do issue a Policy, on the Policy Date We will deduct the first Monthly Deduction and credit interest. The maximum first Monthly Deduction is 100% of the first net Premium paid. The maximum deduction that We will take from the Premium is 5.5% of the Premium paid.


Grace Period

     Your Policy will stay in effect as long as Your Cash Surrender Value is sufficient to cover Monthly Deductions. If the Cash Surrender Value of Your Policy is not enough to cover these deductions, We will mail You a notice. You will have 61 days from the time the notice is mailed to You to send Us the required payment. This is called the Grace Period. Because this Policy has a five year no-lapse guarantee, the Policy will not terminate if the No-Lapse Monthly Minimum Premiums are paid during this five year period.


Accumulation Unit Values

     The value of Your Policy that is invested in the Investment Option(s) will go up or down depending upon the investment performance of the Investment Option(s) You choose. In order to keep track of the value of Your Policy, We use a unit of measure We call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.)

     Every Business Day We determine the value of an Accumulation Unit for each of the Investment Options. The value of an Accumulation Unit for any given Business Day is determined by multiplying a factor We call the net investment factor times the value of the Accumulation Unit for the previous Business Day. We do this for each Investment Option. The net investment factor is a number that reflects the change (up or down) in an underlying Investment Option share. Our Business Days are each day that the New York Stock Exchange is open for business. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

     When You make a Premium payment, We credit Your Policy with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of Net Premium allocated to an Investment Option by the value of the Accumulation Unit for the Investment Option for the Business Day when the Premium payment is applied to Your Policy.

     We calculate the value of an Accumulation Unit for each Investment Option after the New York Stock Exchange closes each Business Day and then apply it to Your Policy.

     When We assess the Monthly Deductions, We do so by deducting Accumulation Units from Your Policy. When You have selected more than one Investment Option and/or the Fixed Account, We make the deductions pro-rata from all the Investment Options and the Fixed Account.

     When You make a surrender We determine the number of Accumulation Units to be deducted by dividing the amount of the surrender from an Investment Option by the value of an Accumulation Unit for the Investment Option. The resulting number of Accumulation Units is deducted from Your Policy. When You make a transfer from one Investment Option to another We treat the transaction by its component parts, i.e. a surrender and a purchase.

     Example:

     On Monday We receive a Premium payment from You. You have told Us You want $700 of this payment to go to the Large Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, We determine that the value of an Accumulation Unit for the Large Cap Value Portfolio is $12.70. We then divide $700 by $12.70 and credit Your Policy on Monday night with 55.12 Accumulation Units for the Large Cap Value Portfolio.

Right to Refund

     To receive the tax treatment accorded life insurance under Federal laws, insurance under the Policy must initially qualify and continue to qualify as life insurance under the Internal Revenue Code. To maintain qualification to the maximum extent permitted by law, We reserve the right to return Premiums you have paid which We determine will cause any coverage under the Policy to fail to qualify as life insurance under applicable tax law and any changes in applicable tax laws or will cause it to become a Modified Endowment Contract (MEC). Additionally, We reserve the right to make changes in the Policy or to make distributions to the extent We determine necessary to continue to qualify the Policy as life insurance and to comply with applicable laws. We will provide You advance written notice of any change.

     If subsequent Premium payments will cause Your Policy to become a MEC We will contact You prior to applying the Premium. If You elect to have the Premium applied, We require that You acknowledge in writing that You understand the tax consequences of a MEC before We will apply the Premiums. Section 6 contains a discussion of certain tax provisions, including MECs.

Exchange of a Policy for a BMA Policy

     Under federal tax law a life insurance policy may be exchanged tax-free for another life insurance policy. However, a policy received in exchange for a MEC will also be treated as a MEC. Any exchange of a policy for a BMA Policy must meet Our policy exchange rules in effect at that time.


3. INVESTMENT CHOICES

     The Policy offers 24 investment choices--a Fixed Account and 23 Investment Options. Additional Investment Options may be available in the future.

     You should read the prospectuses for these funds carefully. Copies of these prospectuses will be sent to you with your Policy. Certain portfolios contained in the fund prospectuses may not be available with Your Policy. Below is a summary of the investment objectives and strategies of each Investment Option. There can be no assurance that the investment objectives will be achieved. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks of each portfolio.

     Shares of the funds are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with BMA. Certain portfolios are also sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

     BMA may enter into certain arrangements under which it is reimbursed by the Investment Options' advisers, distributors and/or affiliates for the administrative services which it provides to the portfolios.

     The investment objectives and policies of certain of the Investment Options are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

     An Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow.



INVESTORS MARK SERIES FUND, INC.

     Investors Mark Series Fund, Inc. is managed by Investors Mark Advisors, LLC (Adviser), which is an affiliate of BMA. Investors Mark Series Fund, Inc. is a mutual fund with multiple portfolios. Each Investment Option has a different investment objective. The Adviser has engaged sub-advisers to provide investment advice for the individual Investment Options. The following Investment Options are available under the Policy:

          Standish Mellon Asset Management Company LLC is the Sub-Adviser to the following Portfolios:

               Intermediate Fixed Income Portfolio

                    The goal of this Portfolio is to seek a high level of
               current income consistent with preserving capital and liquidity. During normal market conditions, the Portfolio will invest at least 80% of its total net assets in investment grade fixed income securities and the Portfolio's average dollar-weighted effective portfolio maturity will be greater than three years and less than ten years.

               Mid Cap Equity Portfolio

                    The goal of the Portfolio is to achieve long-term growth of capital through investment primarily in equity and equity-related securities of companies which appear to be undervalued. During normal market conditions, the Portfolio will invest at least 80% of its total net assets in equity and equity-related securities of companies with market capitalization exceeding $2 billion but less than $10 billion at the time of purchase.

               Money Market Portfolio

                    The goal of this Portfolio is to seek to obtain the highest level of current income while preserving capital and maintaining liquidity. It invests in carefully selected short-term fixed income securities issued by the U.S. government and its agencies and by other stable financial institutions.

               Global Fixed Income Portfolio

                    The Portfolio's objective is to maximize total return while realizing a market level of income consistent with preserving both capital and liquidity. During normal market conditions, the Portfolio will invest at least 80% of its total net assets in fixed income securities of foreign governments or their political subdivisions and companies located in at least three countries around the world, including the United States. Usually, the Portfolio will invest in no fewer than eight foreign countries.

     Stein  Roe &  Farnham  Incorporated  is the  Sub-Adviser  to the  following
Portfolios:

               Small Cap Equity Portfolio

                    The Portfolio seeks long-term capital appreciation. During normal market conditions, the Portfolio will invest at least 80% of its total net assets in a diversified portfolio of common stocks and equity-type securities of companies with market capitalization, at the time of purchase, equal to or less than the capitalization of the largest stock in the Standard & Poor's Small Cap Index ($3.8 billion as of December 31, 2001). The Portfolio's Sub-Adviser seeks to invest in entrepreneurially managed companies that serve large and growing markets and have the ability to grow their market share.

               Large Cap Growth Portfolio

                    The goal of this Portfolio is long-term capital
               appreciation. The Portfolio invests, during normal market conditions, at least 80% of its total net assets in common stocks and other equity-type securities of companies exceeding $10 billion in market capitalization at the time of purchase. The Portfolio's Sub-Adviser will focus on companies that it believes have long-term appreciation possibilities.

          David L. Babson & Co., Inc. is the Sub-Adviser to the following
Portfolio:

               Large Cap Value Portfolio

                    The goal of this Portfolio is long-term growth of capital
               and income by investing principally in a diversified portfolio of common stocks which are considered to be undervalued in relation to earnings, dividends and/or assets. During normal market conditions, the Portfolio will invest at least 80% of its total net assets in common stocks of companies with market capitalization exceeding $5 billion at the time of purchase, which are either listed on an exchange or over-the-counter.

          Lord Abbett is the Sub-Adviser to the following Portfolio:

               Growth & Income Portfolio

                    This Portfolio seeks to provide long-term growth of capital and income without excessive fluctuation in market value. During normal market conditions, the Portfolio will invest in common stocks (including securities convertible into common stocks) of large, seasoned companies, generally exceeding $5 billion in market capitalization at the time of purchase, which the Portfolio's Sub-Adviser believes are undervalued.

          Kornitzer Capital Management, Inc. is the Sub-Adviser to the following
Portfolio:

               Balanced Portfolio

                    The goal of this Portfolio is both long-term capital growth and high current income. It invests in both stocks and fixed income securities. The balance of stocks and bonds in the Portfolio can change based on the Portfolio Sub-Adviser's view of economic conditions, interest rates, and stock prices. Generally, the Portfolio's assets will be invested in common stocks, in high yielding corporate bonds, and in convertible securities. Convertible securities offer current income like a corporate bond, but can also provide capital appreciation through their conversion feature (the right to convert to common stock). During normal market conditions, the Portfolio will generally invest a minimum of 25% of its total net assets in fixed income senior securities and a minimum of 25% of its total net assets in equity securities.


BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger Financial Group LLC (formerly, Berger LLC) is the investment adviser to all portfolios. Berger Financial Group LLC has retained Bank of Ireland Asset Management (U.S.) as subadviser to the Berger IPT-International Fund. The following Investment Option is available under the Policy:

               Berger IPT-International Fund

                    The Fund aims for long-term capital appreciation through
               investments in common stocks of well-established foreign companies. The primary focus of the Fund is on undervalued stocks of mid-sized to large companies.

THE ALGER AMERICAN FUND

     The Alger  American  Fund is a mutual fund with multiple  portfolios.  Fred
Alger  Management,   Inc.  serves  as  the  investment  adviser.  The  following
Investment Options are available under the Policy:

               Alger American Growth Portfolio

                    This Portfolio seeks long-term capital appreciation. It
               focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

               Alger American Leveraged AllCap Portfolio

                    This Portfolio seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money in amounts up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

               Alger American MidCap Growth Portfolio

                    This Portfolio seeks long-term capital appreciation. It
               focuses on midsize companies with promising growth potential that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index(R).


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following Investment Options are available under the Policy:

               VP Income & Growth

                    This Portfolio seeks dividend growth, current income, and
               capital appreciation by investing in common stocks. The Portfolio invests in mainly large company stocks, such as those in the Standard & Poor's 500 Composite Stock Price Index, but it also may invest in the stocks of small and medium-size companies. The management team strives to outperform the Standard & Poor's 500 Composite Stock Price Index over time while matching its risk characteristics.

               VP Value

                    This Portfolio seeks long-term capital growth as a primary objective and income as a secondary objective. It invests in well-established companies that the Portfolio's Adviser believes are undervalued at the time of purchase.


DREYFUS STOCK INDEX FUND  (Initial Share Class)

     The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

     The objective of this Portfolio is to match, as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500). To pursue this goal, the Portfolio generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.


DREYFUS VARIABLE INVESTMENT FUND

     The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following Investment Option is available under the Policy:

               Dreyfus VIF Disciplined Stock Portfolio  (Initial Share Class)

                    This Portfolio seeks investment returns (consisting of
               capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the Portfolio invests at least 80% of its assets in stocks.

VARIABLE INSURANCE PRODUCTS FUND

     The Variable Insurance Products are managed by Fidelity Management & Research Company. The following Investment Options are available under the
Policy:

               Fidelity VIP Overseas Portfolio

                    This Portfolio seeks long-term growth of capital by
               investing at least 80% of its total assets in foreign securities and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

               Fidelity VIP Growth Portfolio

                    This Portfolio seeks to achieve capital appreciation by
               investing primarily in common stocks of companies that the Adviser believes have above-average growth potential (stocks of these companies are often called "growth" stocks).

               Fidelity VIP Contrafund Portfolio

                    This Portfolio seeks long-term capital appreciation by
               investing primarily in common stocks of companies whose value the Adviser believes are not fully recognized by the public.


INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following Investment Options are available under the Policy:

               INVESCO VIF-High Yield Fund

                    The Fund seeks a high level of current income by investing primarily in bonds and other debt securities as well as preferred stock. It also seeks capital appreciation. The Fund normally invests at least 65% (80% effective July 31, 2002) of its assets in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds" and preferred stocks with investment grade and below investment grade ratings.

               INVESCO VIF-Core Equity Fund (formerly INVESCO VIF-Equity Income
                Fund)

                    The Fund seeks to provide a high total return through both growth and current income. The Fund normally invests at least 65% (80% effective July 31, 2002) of its assets in common stocks. At least 50% of common stocks which the Fund holds will be dividend-paying common and preferred stocks. The Fund also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States; it may, however, invest in foreign securities in the form of American Depository Receipts
               (ADRs). The Fund will normally invest up to 5% of its assets in debt securities, generally corporate bonds that are rated investment grade or better.

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, a New York limited liability company, is the investment manager for each portfolio. The following Investment Option is available under the Policy:


               Lazard Retirement Small Cap Portfolio

                    This Portfolio seeks long-term capital appreciation. It
               invests primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000 Index(R) that the manager believes are undervalued based on their earnings, cash flow or asset values.

Transfers

     You can transfer money among the Fixed Account and the Investment Options. You can make 12 free transfers each Policy Year. You can make a transfer to or from the Fixed Account and to or from any Investment Option. If You make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer. The following apply to any transfer:

     1. The minimum amount which You can transfer from the Fixed Account or any Investment Option is $250 or Your entire interest in the Investment Option or the Fixed Account, if the remaining balance is less than $250.

     2. The maximum amount which can be transferred from the Fixed Account is limited to 25% of the Accumulation Value in the Fixed Account. Only one transfer out of the Fixed Account is allowed each Policy Year. These requirements are waived if the transfer is pursuant to a pre-scheduled transfer.

     3. The minimum amount which must remain in any Investment Option or Fixed Account after a transfer is $250.

     4. A transfer will be effective as of the end of the Business Day when We receive an Authorized Request at the BMA Service Center.

     5. Neither Us nor Our BMA Service Center is liable for a transfer made in accordance with Your instructions.

     6. We reserve the right to restrict the number of transfers per year and to restrict transfers from being made on consecutive Business Days.

     7. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to or from one or more of the Investment Options and could include but not be limited to:

o    a requirement of a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Owner; or

o limiting the dollar amount that may be transferred by an Owner at any one time.


Telephone Transfers

     You may elect to make transfers by telephone. To elect this option You must do so in an Authorized Request. If there are Joint Owners, unless We are instructed to the contrary, instructions will be accepted from either one of the Joint Owners. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If We do not, We may be liable for any losses due to unauthorized or fraudulent instructions. The BMA Service Center tape records all telephone instructions. Transfers do not change the allocation instructions for future Premiums.


Dollar Cost Averaging

     The Dollar Cost Averaging Option allows You to systematically transfer a set amount each month from the Money Market Portfolio to any of the other Investment Option(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, You may be less susceptible to the impact of market fluctuations.

     The minimum amount which can be transferred each month is $250. You must have an unloaned Accumulation Value of at least $5,000. The amount required to complete Your program must be in the source account in order to participate in dollar cost averaging.

     All dollar cost averaging transfers will be made on the 15th day of the month unless that day is not a Business Day. If it is not, then the transfer will be made the next Business Day. You must participate in dollar cost averaging for at least 6 months.

     If You participate in dollar cost averaging, the transfers made under this option are not taken into account in determining any transfer fee. Currently, there is no charge for participating in Dollar Cost Averaging.


Asset Rebalancing Option

     Once Your money has been allocated among the Investment Options, the performance of the Accumulation Value of each option may cause Your allocation to shift. If the unloaned Accumulation Value of Your Policy is at least $5,000, You can direct Us to automatically rebalance Your Policy monthly, quarterly, semi-annually or annually to return to Your original percentage allocations by selecting Our asset rebalancing option. The program will terminate if You make any transfer outside of the Investment Options You have selected under the asset rebalancing option. The minimum period to participate in this program is 6 months. The transfer date will be the 15th of the month unless that day is not a Business Day. If it is not, then the transfer will be made the next Business Day. The Fixed Account is not part of asset rebalancing.

     If You participate in the asset rebalancing option, the transfers made under the program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the asset rebalancing option.


Asset Rebalancing Example:

     Assume that You want the Accumulation Value split between two Investment Options. You want 40% to be in the Intermediate Fixed Income Portfolio and 60% to be in the Mid Cap Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Intermediate Fixed Income Portfolio now represents 50% of Your holdings because of its increase in value. If You had chosen to have Your holdings rebalanced quarterly, on the first day of the next quarter, We would sell some of Your units in the Intermediate Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Mid Cap Equity Portfolio to increase those holdings to 60%.

Asset Allocation Option

     We recognize the value to certain Owners of having available, on a continuous basis, advice for the allocation of Your money among the Investment Options available under the Policy. Certain providers of these types of services have agreed to provide such services to Owners in accordance with Our administrative rules regarding such programs.

     We have made no independent investigation of these programs. We have only established that these programs are compatible with Our administrative systems and rules.

     Even though We permit the use of approved asset allocation programs, the Policy was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the Investment Options, and when We become aware of such disruptive practices, We may modify the transfer provisions of the Policy.

     If You participate in an approved asset allocation program, the transfers made under the program are not taken into account in determining any transfer fee. Currently, BMA does not charge for participating in an asset allocation program.


Substitution

     We may be required to substitute one or more of the Investment Options You have selected with another Investment Option. We would not do this without the prior approval of the Securities and Exchange Commission. We will give You notice of Our intent to do this.


4. EXPENSES

     There are charges and other expenses associated with the Policy that reduce the return on Your investment in the Policy. The charges and expenses are:

Premium Charge

     We deduct a Premium Charge from each Premium payment You make. We consider a portion of the Premium Charge a sales load. The sales load portion is 3.5% of Premiums paid during the first ten Policy Years and 2.0% of Premiums paid thereafter. The portion of the Surrender Charge that does not recover issue and underwriting expenses is assessed as a sales load but only if the Policy is surrendered during the first ten Policy Years. The Premium Charge is as follows:

         Policy Years 1-10:.............................   5.5% of all Premiums.
         Policy Years 11 and thereafter:................   4.0% of all Premiums.

     The Premium Charge is to cover some of Our costs incurred in selling the Policy and in issuing it, such as commissions, premium tax, DAC tax (Deferred Acquisition Costs) and administrative costs.


Monthly Deduction

     The initial Monthly Deduction is made on the Policy Date but does not include a Risk Charge. On each Monthly Anniversary Day We make a Monthly Deduction from the Accumulation Value of Your Policy. The Monthly Deduction will be taken on a pro-rata basis from the Investment Options and the Fixed Account, exclusive of the Loan Account. The Monthly Deduction equals:

          o    the Cost of Insurance for the Policy; plus

          o    the monthly rider charges, if any; plus

          o    the Risk Charge; plus

          o    the monthly Policy Charge.

     Cost of Insurance. This charge compensates Us for insurance coverage provided for the month. The cost of insurance charge for a Policy month equals the appropriate current cost of insurance rate per $1,000, including any special Rate Classes, times the net amount at risk. The net amount at risk is different for the Level Death Benefit Option and the Adjustable Death Benefit Option. Part II contains a more detailed description of the net amount at risk.

     The monthly cost of insurance rate, per $1,000 of net amount at risk, is based on:

          o    the Specified Amount,

          o    issue Age of the Primary Insured,

          o    sex of the Primary Insured,

          o    Rate Class of the Primary Insured, and

          o    the Policy Year.

     The maximum monthly cost of insurance rate ranges from 0.08420 to 83.33333 per $1,000. The table below shows the largest maximum monthly cost of insurance rate for all of the Ages in the range. The maximum rate for most Ages in the range will be smaller.

               Maximum Monthly Cost of Insurance Rates Per $1,000

                                                                                   Male                 Female
                                                                            Non-                  Non-
         Attained Age                                                       Tobacco    Tobacco    Tobacco     Tobacco

         20-29..........................................................      0.14010    0.19437    0.10005    0.12341
         30-39..........................................................      0.17850    0.30049    0.16097    0.22778
         40-49..........................................................      0.37912    0.73630    0.32558    0.50808
         50-59..........................................................      0.96089    1.79681    0.66576    0.99290
         60-69..........................................................      2.65338    4.29327    1.63207    2.19463
         70-80..........................................................      8.16248   10.74533    5.59571    6.58858
         81-99..........................................................     83.33333   83.33333   83.33333   83.33333


     Generally, We use a cost of insurance rate that is less than the maximum rate. The table below compares the maximum cost of insurance rate to the rate that is currently being used (current rate) during the first Policy Year. The rates below are based on the preferred non-tobacco Rate Class and a $150,000 Specified Amount.


                    Monthly Cost of Insurance Rate Comparison


                                                                                              Issue   Cost of Insurance
                                                                                               Age            Rate
         Sex                                                                                           Current   Maximum
         ---                                                                                           -------   -------
         Male.............................................................................      45       0.24508   0.27708
         Female...........................................................................      50       0.28446   0.34983
         Male.............................................................................      55       0.47491   0.65401

     We will determine the monthly cost of insurance rates based on the expectations as to future experience. We may charge less than the maximum cost of insurance rates as shown in the Table of Cost of Insurance Rates contained in Your Policy. Any change in the cost of insurance rates will apply to all Primary Insureds of the same Age, sex, Rate Class and Policy Year. The cost of insurance rates are greater for insureds in special Rate Classes.

     Monthly Rider Charges. We charge separately for any riders attached to the Policy. We deduct the cost of the riders for a Policy Month as part of the Monthly Deduction on each Monthly Anniversary Day.

     Risk Charge. We assess a Risk Charge which is deducted as part of the Monthly Deduction. The Risk Charge is calculated as follows:

         Per Policy Month for Policy
         Years 1-10:.......................  .80%, on an annual basis, of the
                                             Accumulation Value in the Separate
                                             Account.
         Per Policy Month for Policy
         Years 11 and later:...............  .40%, on an annual basis, of the
                                             Accumulation Value in the Separate
                                             Account.

     The Risk Charge compensates Us for some of the mortality risks We assume, and the risk that We will experience costs above that for which We are compensated. It also compensates Us for some of the administrative costs in administering the Policy. We expect to profit from the charge.

     Policy Charge. We assess a Policy Charge which is deducted each Monthly Anniversary Day. The Policy Charge is:

         Per Policy Month for Policy
         Year 1:........................................................  $25


         Per Policy Month for Policy
         Years 2 and later:.............................................  Currently, $5. This charge is not guaranteed and may be increased but it will not exceed
                                                                          $10.

     The Policy Charge compensates Us for some of the administrative costs of the Policy and the Separate Account.

     Waiver of Monthly Deduction. You can elect to have a Waiver of Monthly Deduction Rider added to Your Policy. This rider provides for all Monthly Deductions, excluding the Risk Charge, to be waived during the Primary Insured's total disability beginning before age 60 and continuing 6 months or more. Any Monthly Deductions, excluding the Risk Charge, made during the first 6 months will be credited back to the Accumulation Value and subsequent Monthly Deductions, excluding the Risk Charge, are waived as long as total disability continues.

     You should consult the rider for the terms and conditions. The rider is available as an alternative to the Waiver of Planned Premiums. You can select either the Waiver of Monthly Deduction Rider or the Waiver of Planned Premium Rider but not both. The rider is not available if the Policy is issued with the Guaranteed Minimum Death Benefit Rider.

Surrender Charge

     If the Policy is surrendered before the 10th Policy Anniversary or within 10 years following the effective date of any increase in Specified Amount, a Surrender Charge may be deducted. The Surrender Charge specific to Your Policy is shown on Your Policy Schedule.

     The maximum Surrender Charge that will be assessed ranges from $5.40 to $44.56 per $1,000 of Specified Amount. The table below shows the maximum
Surrender Charge per $1,000 for all of the Ages in the range. The maximum Surrender Charge for some Ages in the range will be smaller.




                  Maximum Initial Surrender Charges Per $1,000

                                                                                  Male            Female
                                                                              Non-             Non-
         Issue Age                                                           Tobacco Tobacco  Tobacco Tobacco
         ---------                                                           ------- -------  ------- -------

         20-29.............................................................     $8.10   $9.18    $7.20   $8.10
         30-39.............................................................     12.43   14.78    10.92   12.43
         40-49.............................................................     19.32   23.87    16.28   18.91
         50-59.............................................................     29.52   35.07    23.52   28.11
         60-69.............................................................     41.64   44.56    32.49   38.00
         70-80.............................................................     49.94   42.29    35.97   39.41

     The charge is not affected by special Rate Classes nor by the addition of riders. After the fourth Policy Year, or after four years following the effective date of an increase, the Surrender Charge between Policy Years will be pro-rated monthly (pursuant to a formula). When there is a partial surrender of Cash Surrender Value, a pro-rata portion of the Surrender Charge is assessed for any amount that the Specified Amount is reduced. The pro-rata Surrender Charge is calculated in the same manner as for a requested decrease.

     The Surrender Charge and the pro-rata Surrender Charge compensates Us for the costs associated with selling the Policy and for issue and underwriting expenses.


Partial Surrender Fee

     When there is a partial surrender of the Cash Surrender Value, in addition to any Surrender Charge that may be assessed, We will charge a Partial Surrender Fee of $25. This charge compensates Us for administrative expenses associated with a surrender.

     The Surrender Charge and Partial Surrender Fee are deducted from the unloaned Accumulation Value of the Policy. The Partial Surrender Fee is deducted pro-rata from the Investment Option(s) and/or the Fixed Account from which the withdrawal is made.


Waiver of Surrender Charges

     After the first Policy Anniversary, the Surrender Charge may be waived in the following circumstances:

     Free Partial Surrender Amount. Once each Policy Year, on a non-cumulative basis, You may make a free partial surrender up to 10% of the unloaned Accumulation Value without the imposition of the Partial Surrender Fee or the Surrender Charge. If you totally surrender the Policy later that Policy Year for its Cash Surrender Value, then the pro-rata Surrender Charges for each free partial surrender will be assessed at the time of surrender.

     Confinement. The Surrender Charge will not apply if:

          (1) You are confined in a long term care facility, skilled or intermediate nursing facility or hospital;

          (2) You have been so confined for at least 90 consecutive days;

          (3) a physician certifies that confinement is required because of sickness or injury; and

          (4) You were not so confined on the Policy Date.

     Proof of confinement will be required in a form satisfactory to Us.

     Total Disability. The Surrender Charge will not apply if:

          (1) You are totally disabled;

          (2) You have been so disabled for at least 90 days;

          (3) a physician certifies that You are totally disabled; and

          (4) You were not so disabled on the Policy Date.

     Proof of disability will be required in a form satisfactory to Us.

     Involuntary Unemployment. The Surrender Charge will not apply if:

          (1) You were employed on a "full time" basis (working at least 17 hours per week) on the Policy Date;

          (2) Your employment was terminated by Your employer;

          (3) You remain unemployed for at least 90 days; and

          (4) You certify in writing at the time You make Your surrender request that You are still unemployed.

     Divorce. The Surrender Charge will not apply if:

          (1) You were married on the Policy Date;

          (2) subsequent to the Policy Date a divorce proceeding is filed; and

          (3) You certify in writing at the time You make Your surrender request that You are now divorced.

     We will not assess pro-rata Surrender Charges for earlier free partial withdrawals if You make a total surrender due to confinement, total disability, involuntary unemployment or divorce.

     Not all options may be available in all states.


Reduction or Elimination of the Surrender Charge

     We may reduce or eliminate the amount of the Surrender Charge when the Policy is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the Policy or a prospective purchaser already had a relationship with Us. We will not deduct a Surrender Charge under a Policy issued to an officer, director or employee of BMA or any of its affiliates.


Transfer Fee

     You can make 12 free transfers every Policy Year. If You make more than 12 transfers a year, We will deduct a transfer fee of $25. If We do assess a transfer fee, it will be deducted from the amount transferred.

     If the transfer is part of the Dollar Cost Averaging Option, the Asset Rebalancing Option or Asset Allocation Option, it will not count in determining the transfer fee.

Taxes

     We do not currently assess any charge for income taxes which We incur as a result of the operation of the Separate Account. We reserve the right to assess a charge for such taxes against the Separate Account or your Accumulation Value if we determine that such taxes will be incurred.

Investment Option Expenses

     There are deductions from and expenses paid out of the assets of the various Investment Options, which are summarized below. See the fund prospectuses for more information. The annual expenses of the Investment Options are based on data provided by the respective funds. We have not independently verified such data.



                           Investment Option Expenses

     (as a percentage of the average daily net assets of an Investment Option for the most recent fiscal year, except as noted)


                                                                                                                 Total Annual
                                                                                                     Other         Portfolio
                                                                                                    Expenses       Expenses
                                                                                                     (after         (after
                                                                                                 reimbursement   reimbursement
                                                                            Management   12b-1    for certain     for certain
                                                                               Fees       Fees    Portfolios)     Portfolios)

INVESTORS MARK SERIES FUND, INC.(1)
     Intermediate Fixed Income Portfolio................................         .60%      --            .20%           .80%
     Mid Cap Equity Portfolio...........................................         .80%      --            .10%           .90%
     Money Market Portfolio.............................................         .40%      --            .10%           .50%
     Global Fixed Income Portfolio......................................         .75%      --            .25%          1.00%
     Small Cap Equity Portfolio.........................................         .95%      --            .10%          1.05%
     Large Cap Growth Portfolio.........................................         .80%      --            .10%           .90%
     Large Cap Value Portfolio..........................................         .80%      --            .10%           .90%
     Growth & Income Portfolio..........................................         .80%      --            .10%           .90%
     Balanced Portfolio.................................................         .80%      --            .10%           .90%
BERGER INSTITUTIONAL PRODUCTS
     Berger IPT-International Fund(2)...................................         .85%      --            .35%          1.20%
THE ALGER AMERICAN FUND
     Alger American Growth Portfolio....................................         .75%      --            .06%           .81%
     Alger American Leveraged AllCap Portfolio..........................         .85%      --            .07%           .92%
     Alger American MidCap Growth Portfolio.............................         .80%      --            .08%           .88%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     VP Value (3).......................................................         .97%      --            .00%           .97%
     VP Income & Growth.................................................         .70%      --            .00%           .70%
DREYFUS STOCK INDEX FUND--Initial Shares(4).............................         .25%      --            .01%           .26%
DREYFUS VARIABLE INVESTMENT FUND--Initial
   Shares(4)
     Dreyfus VIF Disciplined Stock Portfolio............................         .75%      --            .06%           .81%
VARIABLE INSURANCE PRODUCTS FUND, SERVICE CLASS 2 (5)
     Fidelity VIP Overseas Portfolio....................................         .73%     .25%           .20%          1.18%
     Fidelity VIP Growth Portfolio......................................         .58%     .25%           .10%           .93%
     Fidelity VIP Contrafund Portfolio..................................         .58%     .25%           .11%           .94%
INVESCO VARIABLE INVESTMENT FUNDS, INC.(6)
     INVESCO VIF-High Yield Fund........................................         .60%      --            .42%          1.02%
     INVESCO VIF-Core Equity Fund.......................................         .75%      --            .34%          1.09%
LAZARD RETIREMENT SERIES, INC.(7)
     Lazard Retirement Small Cap Portfolio..............................         .75%     .25%           .25%          1.25%

(1) Investors Mark Advisors, LLC voluntarily agreed to reimburse expenses of each Portfolio of Investors Mark Series Fund, Inc. for the year ended December 31, 2001 and will continue this arrangement until April 30, 2003 so that the annual expenses do not exceed the amounts set forth above under "Total Annual Portfolio Expenses" for each Portfolio. Absent such expense reimbursement, the Total Annual Portfolio Expenses for the year ended December 31, 2001 were: 1.50% for the Money Market Portfolio; 2.02% for the Intermediate Fixed Income Portfolio; 1.78% for the Global Fixed Income Portfolio; 1.83% for the Mid Cap Equity Portfolio; 1.53% for the Balanced Portfolio; 1.18% for the Growth & Income Portfolio; 1.50% for the Small Cap Equity Portfolio; 1.23% for the Large Cap Growth Portfolio; and 1.40% for the Large Cap Value Portfolio.

(2) Under a written contract, the Funds' investment adviser has agreed to waive its advisory fee and reimburse the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.20%. The contract may not be terminated or amended except by a vote of the Funds' Board of Trustees. Absent the waiver and reimbursements, the Management Fee would have been .85%; Other Expenses would have been .75%; and Total Annual Portfolio Expenses would have been 1.60%. The investment advisory fee charged to Berger IPT-International Fund is at the following rates of average daily net assets: 0.85% of the first $500 million, 0.80% of the next $500 million, and 0.75% over $1 billion.

(3) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

(4) The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying fund prospectus for more complete information.

(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(6) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to commitments between the Fund and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors.

(7) Lazard Asset Management, Inc., the fund's investment adviser, voluntarily agreed to reimburse all expenses through December 31, 2002 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent this expense reimbursement, Total Portfolio Expenses for the year ended December 31, 2001 would have been 1.67% for the Lazard Retirement Small Cap Portfolio.

5. DEATH BENEFIT

     The primary purpose of the Policy is to provide Death Benefit protection on the life of the Primary Insured. While the Policy is in force, if the Primary Insured dies, the Beneficiary(ies) will receive the Death Proceeds. The Death Proceeds equal the Death Benefit under the Policy less any Indebtedness.

     The amount of the Death Benefit depends upon:

          o  the Specified Amount,

          o Your Policy's Accumulation Value on the date of the Primary Insured's death, and

          o  the Death Benefit Option in effect at the time of death.

     The Policy provides two Death Benefit options:

          o  a Level Death Benefit, and

          o  an Adjustable Death Benefit.

     So long as the Policy remains in force, the Death Benefit under either option will never be less than the Specified Amount.

     Level Death Benefit Option. The amount of the Death Benefit under the Level Death Benefit Option is the greater of:

1.   the Specified Amount on the date of death; or

2. the Accumulation Value on the date of death multiplied by the applicable factor from the Table of Minimum Death Benefit Corridor Percentages shown below.

     Adjustable Death Benefit Option. The amount of the Death Benefit under the Adjustable Death Benefit Option is the greater of:

1. the Specified Amount on the date of death plus the Accumulation Value on the date of death; or

2. the Accumulation Value on the date of death multiplied by the applicable factor from the Table of Minimum Death Benefit Corridor Percentages shown below. The applicable percentage is a percentage that is based on the attained Age of the Primary Insured at the beginning of the Policy Year and is equal to the following:






                 Attained                Corridor                     Attained                      Corridor
                   Age                  Percentage                       Age                      Percentage
                   ---                  ----------                       ---                      ----------
                  0-40                     250%                          60                           130%
                   41                      243%                          61                           128%
                   42                      236%                          62                           126%
                   43                      229%                          63                           124%
                   44                      222%                          64                           122%
                   45                      215%                          65                           120%
                   46                      209%                          66                           119%
                   47                      203%                          67                           118%
                   48                      197%                          68                           117%
                   49                      191%                          69                           116%
                   50                      185%                          70                           115%
                   51                      178%                          71                           113%
                   52                      171%                          72                           111%
                   53                      164%                          73                           109%
                   54                      157%                          74                           107%
                   55                      150%                         75-90                         105%
                   56                      146%                          91                           104%
                   57                      142%                          92                           103%
                   58                      138%                          93                           102%
                   59                      134%                          94                           101%
                                                                       95-100                         100%


Change in Death Benefit Option

     You may change the Death Benefit option after the Policy has been in force for at least one year, subject to the following:

1.   You must submit an Authorized Request;

2. once the Death Benefit option has been changed, it cannot be changed again for one year from the date of the change;

3. if the Level Death Benefit Option is to be changed to the Adjustable Death Benefit Option, You must submit proof satisfactory to Us that the Primary Insured is still insurable;

4. if the Level Death Benefit Option is changed to the Adjustable Death Benefit Option, the resulting Specified Amount can never be less than 50% of the Minimum Specified Amount. The Specified Amount will be reduced to equal the Specified Amount less the Accumulation Value on the date of change. This decrease will not result in any decrease in Premiums or Surrender Charges; and

5. if the Adjustable Death Benefit Option is changed to the Level Death Benefit Option, the Specified Amount will be increased by an amount equal to the Accumulation Value on the date of the change. This increase will not result in any increase in Premiums or Surrender Charges.

     Any change in a Death Benefit option will take effect on the Monthly Anniversary Date on or following the date We approve the request for the change.


Change in Specified Amount

     You may change the Specified Amount of the Policy effective on any Monthly Anniversary Day after the Policy has been in force at least one year, subject to the following requirements. Once the Specified Amount has been changed, it cannot be changed again for one year from the date of a change.

     Specified Amount Increase. To increase the Specified Amount You must:

          1. submit an application for the increase;

          2. submit proof satisfactory to Us that the Primary Insured is an insurable risk; and

          3. pay any additional Premium which is required.

     The Specified Amount can only be increased before the Primary Insured reaches Age 80. A Specified Amount increase will take effect on the Monthly Anniversary Day on or following the day We approve the application for the increase. The Specified Amount increase must be for at least $10,000. Each increase will have its own Surrender Charge schedule based on the increased issue Age, sex and Rate Class. The Rate Class that applies to any Specified Amount increase may be different from the Rate Class that applies to the Initial Specified Amount. Each increase will have its own cost of insurance rate.

     The  following  changes  will be made to reflect the  increase in Specified
Amount:

          1. the No-Lapse Monthly Minimum Premium will be increased;

          2. an additional Surrender Charge for the increase in Specified Amount will apply.

     We will furnish You with documentation showing You any change in Rate Class for the Specified Amount increase, the amount of the increase and the additional Surrender Charges.

     Specified Amount Decrease. You must request by Authorized Request any decrease in the Specified Amount. The decrease will take effect on the later of:

1. the Monthly Anniversary Day on or following the day We receive Your request for the decrease; or

2. the Monthly Anniversary Day one year after the last change in Specified Amount was made.

     A Specified Amount decrease will be used to reduce any previous increases to the Specified Amount which are then in effect starting with the latest increase and continuing in the reverse order in which the increases were made. If any portion of the decrease is left over after all Specified Amount increases have been reduced to zero, it will be used to reduce the Initial Specified Amount. We will not permit a Specified Amount decrease that would reduce the Specified Amount below the Minimum Specified Amount. The applicable Surrender Charge for the amount of decrease will be deducted from the Accumulation Value.

     The No-Lapse Monthly Minimum Premium will be reduced to reflect the Specified Amount decrease.


Guaranteed Minimum Death Benefit

     You can elect to have a Guaranteed Minimum Death Benefit Rider added to Your Policy. This rider guarantees that the Death Benefit under Your Policy will never be less than the Specified Amount during the Guaranteed Minimum Death Benefit (GMDB) period provided that the GMDB payment requirement has been met.

     The GMDB Period is determined for each issue Age in accordance with the following:


                                                                                                 GMDB
         Issue Age                                                                             Period
         ---------                                                                             ------
           20-35........................................................................       25 years
           36-50........................................................................      to age 60
           51-55........................................................................       10 years
           56-59........................................................................      to age 65


     There is no separate charge for this rider but in order to have the GMDB provided by the rider You must pay a certain level of Premiums each month which is greater than the No-Lapse Monthly Minimum Premium. The GMDB payment requirement is that the sum of all Premiums paid less any partial surrenders and less any Indebtedness are at least as large as the sum of the GMDB monthly Premiums since the Policy Date. The payment requirement for the GMDB rider must be met on each Monthly Anniversary Day even though Premiums do not need to be paid monthly. The GMDB Monthly Premium is determined by the Primary Insured's issue Age, sex and Rate Class and includes all rider costs. Ask Your registered representative for the particulars to Your own situation.


Accelerated Death Benefit

     If the Primary Insured is terminally ill, under the Accelerated Death Benefit rider, We will pre-pay a portion of the Death Benefit. You may elect to have an Accelerated Death Benefit. You can only elect this benefit one time, regardless of the amount You selected. No premium is charged for this rider.

     You can choose an amount between 10% and 50% of the Specified Amount. The maximum benefit amount is the greater of $250,000 and 10% of the Specified Amount. The remaining amount of the Specified Amount in Your Policy must be at least equal to 50% of the Minimum Specified Amount.

     Benefits as specified under the Policy will be reduced upon receipt of an Accelerated Death Benefit amount. If you receive an Accelerated Death Benefit amount, it may be taxable. You should contact Your personal tax or financial adviser for specific information.

     After an Accelerated Death Benefit payment is made, the Policy will remain in force and reduced Premiums will be payable. The Policy's Specified Amount, Accumulation Value and Surrender Charge will be reduced by the percentage of the requested portion of the available amount as specified in the rider. Any outstanding loan will be reduced by the portion of the loan and repaid by the same percentage as the Accelerated Death Benefit percentage as described in the rider.

     The receipt of an Accelerated Death Benefit amount may adversely affect the recipient's eligibility for Medicaid or other government benefits or entitlements. The amount available will be reduced by an interest charge and any repayment of Indebtedness. The interest charge is based on the same interest charge that is used to determine loans.


6. TAXES

     NOTE: BMA has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any person. You should consult your own tax adviser about your own circumstances. BMA has included an additional discussion regarding taxes in Part II.


Life Insurance in General

     Life insurance, such as this Policy, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code (Code) for life insurance.

     Simply stated, these rules provide that You will not be taxed on the earnings on the money held in Your life insurance policy until You take the money out. Beneficiaries generally are not taxed when they receive the Death Proceeds upon the death of the Primary Insured. Estate taxes may apply.

Taking Money Out of Your Policy

     You, as the Owner, will not be taxed on increases in the value of Your Policy until a distribution occurs either as a surrender or as a loan. If Your Policy is a Modified Endowment Contract (MEC) any loans or withdrawals from the Policy will be treated as first coming from earnings and then from Your investment in the Policy. Consequently, these earnings are included in taxable income.

     The Code also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or

(3) in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer.

     If Your Policy is not a MEC, any surrender proceeds will be treated as first a recovery of the investment in the Policy and to that extent will not be included in taxable income. Furthermore, any loan will be treated as indebtedness under the Policy and not as a taxable distribution. See "Federal Tax Status" in Part II for more details.


Diversification and Owner Control

     The Code provides that the underlying investments for a variable life policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the Investment Options are being managed so as to comply with such requirements.

     Under current Federal tax law, it is unclear as to the circumstances under which You, because of the degree of control You exercise over the underlying investments, and not Us would be considered the Owner of the shares of the Investment Options. If You are considered the Owner of the investments, it will result in the loss of the favorable tax treatment for the Policy. It is unknown to what extent Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Owners may select from. If guidance from the Internal Revenue Service is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that You, as the Owner of the Policy, could be treated as the Owner of the Investment Options. Due to the uncertainty in this area, BMA reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.


7. ACCESS TO YOUR MONEY


Loans

     We will loan You money while the Policy is in force and not in a Grace Period. The Policy will be the sole security for the loan. We will advance a loan amount not to exceed the loan value. The loan must be secured by proper assignment of the Policy. We may defer granting loans but not for more than six months.

     The Accumulation Value securing the loan is transferred to the Loan Account on a pro-rata basis. The amount transferred from each Investment Option and the Fixed Account will equal the ratio of the value each bears to the total unloaned Accumulation Value. If You desire other than the above, You may specify the specific Investment Option from which the transfer is to be made.

     Any Indebtedness will be deducted from any amount payable under the Policy.

     No new loan may be taken which, in combination with existing loans and accrued interest, is greater than the Loan Value.

     Effect of a Loan. A Policy loan will result in Accumulation Value being transferred from the Investment Options or the Fixed Account to the Loan Account. A Policy loan, whether or not unpaid, will have a permanent effect on the death benefits and Policy values, because the amount of the Policy loan transferred to the Loan Account will not share in the investment results of the Investment Options while the Policy loan is outstanding. If the Loan Account earnings rate is less than the investment performance of the selected Investment Options and/or the Fixed Account, the values and benefits under the Policy will be reduced (and the Policy may even terminate) as a result of the Policy loan. Furthermore, if not repaid, the Policy loan will reduce the amount of Death Benefit and Cash Surrender Value.

     Loan Value. The loan value is equal to 90% of the Accumulation Value as of the date the Authorized Request for the loan is received at the BMA Service Center less:

(a) an amount equal to the Surrender Charge, if any, that applies if the Policy is surrendered in full;

(b)  any existing Indebtedness;

(c)  interest on all Indebtedness on the Policy to the next Policy  Anniversary;
     and

(d) prior to the ninth Policy Month, an amount equal to the balance of the Monthly Deductions for the first Policy Year; or on or after the ninth Policy Month, an amount equal to the sum of the next three Monthly Deductions.

     Loan Interest (Charged). Interest is payable in arrears on the first interest payment due date and on each Policy Anniversary that follows at the loan interest rate which is shown on Your Policy Schedule. The interest rate applies to the unpaid balance of the loan. The first interest payment is due on the date of the loan.

     If loan interest is not paid, the difference between the value of the Loan Account and the Indebtedness will be transferred from the Investment Options and the Fixed Account on a pro-rata basis to the Loan Account.

     Interest Credited. The Accumulation Value in the Loan Account will earn interest at a rate not less than 4%. For Policy Years 11 and after, the Accumulation Value in the Loan Account will earn interest at the Loan Interest Rate.

     Loan Repayment. Loans may be repaid at any time while the Policy is in force. There is no minimum loan repayment amount. Any loan repayment received will be repaid according to current Allocation of Premiums.

     Amounts received by us will be applied as Premiums unless we are otherwise instructed to apply such amounts as repayment of the loan.

     Termination for Maximum Indebtedness. The Policy will terminate when Indebtedness equals or exceeds the Accumulation Value less the Surrender Charge, if any, that applies if the Policy is surrendered in full. Termination will be effective 61 days after We send notice of the termination to Your last known address and the last known address of any assignee of record. A termination of the Policy with a loan outstanding may have Federal income tax consequences. (See Part II--"Federal Tax Status--Tax Treatment of Loans and Surrenders").


Surrenders

     Total Surrender. You may terminate the Policy at any time by submitting an Authorized Request to the BMA Service Center. We will pay the Cash Surrender Value to You as of the Business Day the Authorized Request is received in good order and Our liability under the Policy will cease. We may assess a Surrender Charge.

     Partial Surrender. After the first Policy Year, You may surrender a part of the Cash Surrender Value by submitting an Authorized Request to the BMA Service Center. All partial surrenders are subject to the following:

          1. A partial surrender must be for at least $250.

          2. Unless You specify otherwise, the partial surrender will be deducted on a pro-rata basis from the Fixed Account and the Investment Options. The Surrender Charge and the Partial Surrender Charge are also deducted from the Accumulation Value. You may specify if a different allocation method is to be used. However the proportion to be taken from the Fixed Account may never be greater than the Fixed Account's proportion of the total unloaned Accumulation Value.

          3. You cannot replace the surrendered Cash Surrender Value. Unlike a loan repayment, all additional deposits will be considered Premium and subject to the Premium charge.

          4. Upon a partial surrender, the Specified Amount may be reduced if the Level Death Benefit Option is in effect. The Specified Amount will not be reduced if the Adjustable Death Benefit Option is in effect. The Specified Amount will be reduced by the amount of the partial surrender if the Policy is not in corridor. (A Policy is in corridor if the Accumulation Value exceeds certain specified percentages as set forth in the Internal Revenue Code.)

          5. You can make a partial surrender twice each Policy Year. The partial surrender will be limited to such amounts so that the partial surrender will not reduce the Specified Amount below the Minimum Specified Amount, or reduce the remaining Cash Surrender Value below $500.

          6. We may assess a pro-rata portion of the Surrender Charge for any amount by which the Specified Amount is reduced. We may also assess a Partial Surrender Fee.


8. OTHER INFORMATION

BMA

     Business Men's Assurance Company of America ("BMA" or the "Company"), BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108 was incorporated on July 1, 1909 under the laws of the state of Missouri. BMA is licensed to do business in the District of Columbia, Puerto Rico and all states except New York. BMA operates as a reinsurer in the state of New York. BMA is a wholly owned subsidiary of Assicurazioni Generali S.p.A., which is the largest insurance organization in Italy.

The Separate Account

     We have established a separate account, BMA Variable Life Account A (Separate Account), to hold the assets that underlie the Policies.

     The assets of the Separate Account are being held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Policies, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized and unrealized) resulting from those assets are credited to or charged against the Policies and not against any other policies We may issue.

Distributor

     Jones & Babson, Inc., 700 Karnes Boulevard, Kansas City, Missouri 64108 acts as the distributor of the Policies. Jones & Babson, Inc. was organized under the laws of the state of Missouri on February 23, 1959. Jones & Babson, Inc. are members of the National Association of Securities Dealers, Inc. Jones & Babson, Inc. is a wholly owned subsidiary of BMA.

     The Policy will be sold by individuals who, in addition to being licensed as life insurance agents for BMA, are also National Association of Securities Dealers (NASD) registered representatives. These persons will receive compensation for this sale.

Administration

     We have hired Liberty Insurance Services, 2000 Wade Hampton Boulevard, Greenville, South Carolina to perform certain administrative services regarding the Policies. The administrative services include issuance of the Policy and maintenance of Policy records. Claims are handled jointly between BMA and Liberty Insurance Services.

Suspension of Payments or Transfers

     We may be required to suspend or postpone any payments or transfers involving an Investment Option for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the Investment Options is not reasonably practicable or BMA cannot reasonably value the shares of the Investment Options;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

     We may defer the portion of any transfer, amount payable or surrender, or Policy Loan from the Fixed Account for not more than six months.


Ownership

     Owner. You, as the Owner of the Policy, have all of the rights under the Policy. If You die while the Policy is still in force and the Primary Insured is living, ownership passes to a successor Owner or if none, then Your estate becomes the Owner.

     Joint Owner. The Policy can be owned by Joint Owners. Authorization of both Joint Owners is required for all Policy changes except for telephone transfers.

     Beneficiary. The Beneficiary is the person(s) or entity You name to receive any Death Proceeds. The Beneficiary is named at the time the Policy is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, You can change the Beneficiary at any time before the Insured dies. If there is an irrevocable Beneficiary, all Policy changes except Premium allocations and transfers require the consent of the Beneficiary.

     Assignment. You can assign the Policy.

                                     PART II

                     EXECUTIVE OFFICERS AND DIRECTORS OF BMA

     As of May 1, 2002 the directors and executive officers of BMA and their business experience for the past five years are as follows:



              Name and Principal                                   Positions and Offices With Depositor and
              Business Address*                                  Business Experience for the Past Five Years
              ------------------                                 -------------------------------------------

Giorgio Balzer..............................  Director,  Chairman  of the Board  and Chief  Executive  Officer  of BMA,  1990 to
                                              present; U.S. Representative of Generali, U.S. Branch.

Robert Thomas Rakich........................  Director,  President  and  Chief  Operating  Officer  of  BMA,  1995  to  present;
                                              President and Chief Executive Officer of Laurentian Capital Corp., 1988 to 1995.

Dennis Keith Cisler.........................  Senior Vice President--Information Technology of BMA, 1991 to present.

David Lee Higley............................  Senior Vice President and Chief Financial Officer of BMA, 1990 to present.

Stephen Stanley Soden.......................  President and Chief Executive Officer of Jones & Babson,  2000 to present;  Senior
                                              Vice President--Financial  Group of BMA, 1994 to 2000; President and Executive Vice
                                              President of BMA Financial Services, 1985 to 1996.

Michael Kent Deardorff......................  Senior Vice  President--Variable and Fixed Products of BMA, 1999 to present; Senior
                                              Vice  President--Marketing  BMA Financial Group,  1998 to 1999; Vice  President--BMA
                                              Financial  Group,  1996  to  1998;  Vice  President--Annuity,  1995 to  1996;  Vice
                                              President--Advance Marketing, 1991 to 1995; Sales Vice President, 1989 to 1990.

Edward Scott Ritter.........................  Senior Vice  President--Insurance  Services and Corporate  Development of BMA, 2000
                                              to present; Senior Vice  President--Insurance  Services,  Corporate Development and
                                              Communications,  1998 to 2000; Vice President--Corporate Development, 1995 to 1998;
                                              Vice President--Finance and Treasurer, 1990 to 1995.

David Allen Gates...........................  Vice President--General Counsel and Secretary from 10/20/2000 to present;
                                              Vice President and General Counsel of BMA from 1998 to 10/19/2000;
                                              Regulatory Affairs Vice President from 1991 to 1998.

Robert Noel Sawyer..........................  Director of BMA since 1997; Senior Vice President and Chief Investment  Officer of
                                              BMA, 1990 to present.

Margaret Mary Heidkamp......................  Vice    President--Sales    Operations    of   BMA,    2000   to   present;    Vice
                                              President--Operations,  Variable  and Asset  Accumulation  Products,  1997 to 2000;
                                              Vice  President--Management  Services,  1995  to  1997;  Management  Services  Vice
                                              President, 1990 to 1995; Manager of Information Planning, 1986 to 1990.

Jay Brian Kinnamon..........................  Vice President and Corporate Actuary of BMA, from 1991 to present.

Susan Annette Sweeney.......................  Vice President--Treasurer and Controller of BMA, 1995 to present; Chief
                                              Financial Officer of Dean Machinery, 1995; Manager--Finance of Jackson
                                              County, Missouri, 1991 to 1995.

Lawrence E. Engel...........................  Vice President Product Development & Technical Services of BMA, 1996 to present;

Calvin Dale Cherry..........................  Individual  Actuarial Vice President of BMA, 1999 to present;  Individual Insurance
                                              Actuary of BMA, 1990-1999.

Thomas Morton Bloch.........................  Director of BMA since 1993;  Teacher--St.  Francis Xavier  School,  1995 to present;
                                              President and Chief Executive Officer of H&R Block, Inc. until 1995.

Mel G. Carvill..............................  Director of BMA since 2000;  Managing  Director  of  Generali  Worldwide  Insurance
                                              Company, Ltd., Channel Islands, GUERNSEY since 1993.


William Thomas Grant II.....................  Director of BMA since 1990; President,  Chief Executive Officer and Chairman of the
                                              Board of LabOne, 1997 to present;
                                              Chairman and Chief Executive
                                              Officer of Seafield Capital
                                              Corporation, 1993 to 1997.

Donald Joyce Hall, Jr.......................  Director of BMA since 1990;  President  and Chief  Executive  Officer of  Hallmark;
                                              Vice   President--Creative   of  Hallmark  Cards,   Inc.;   Vice   President--Product
                                              Development   of   Hallmark;   Vice   President--Creative   of   Hallmark;   General
                                              Manager--Keepsakes  of Hallmark;  Executive Assistant to Executive Vice President of
                                              Hallmark; Director--Specialty Store Development of Hallmark.

Renzo Isler.................................  Director of BMA since 1999;  Manager--Group  Insurance  Operations of  Assicurazioni
                                              Generali, S.p.A.; Joint Manager--Life Division of Assicurazioni Generali, S.p.A.

Allan Drue Jennings.........................  Director of BMA since 1990;  Formerly Chairman of the Board and President of Kansas
                                              City Power & Light Company.

David Woods Kemper..........................  Director of BMA since 1991; Chairman of the Board, President and Chief
                                              Executive Officer of Commerce Bancshares, Inc.

John Kessander Lundberg.....................  Director of BMA since 1990; Retired.

John Pierre Mascotte........................  Director of BMA since  1990;  Formerly  Chairman  of the Board and Chief  Executive
                                              Officer of Blue Cross/Blue Shield of Kansas City;  Chairman of Johnson & Higgins of
                                              Missouri,   Inc.;   Chairman  and  Chief  Executive   Officer  of  The  Continental
                                              Corporation.

Andrea Rabusin..............................  Director of BMA since  1999;  Manager--Pension  Fund  Investments  of  Assicurazioni
                                              Generali, S.p.A.
--------------
 *Principal business address is BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.


                 OFFICERS AND DIRECTORS OF JONES & BABSON, INC.

     As of May 1, 2002, the following are the officers and directors of Jones & Babson, Inc. and their position with Jones & Babson, Inc.


        Name and Principal
        Business Address*         Position with Jones & Babson, Inc.
        ------------------        ----------------------------------

Stephen S. Soden................. President, Chairman and Chief Executive Officer
P. Bradley Adams................. Vice President, Chief Financial Officer and Treasurer
William G. Cooke................. Chief Compliance Officer
Martin A. Cramer................. Legal and Regulatory Affairs-Vice President and Secretary
Constance B. Martin.............. Assistant Vice President
Michael K. Deardorff............. Director
David A. Gates................... Director
David L. Higley.................. Director
Edward S. Ritter................. Director
Robert N. Sawyer................. Director

     *Principal business address is 700 Karnes Boulevard, Kansas City, Missouri 64108-3306.

                                     VOTING

     In accordance with Our view of present applicable law, We will vote the shares of the Investment Options at special meetings of shareholders in accordance with instructions received from Owners having a voting interest. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. We will vote shares We own in the same proportion as We vote shares for which We have received instructions. The funds do not hold regular meetings of shareholders.

     If the Investment Company Act of 1940 or any regulation thereunder is amended or if the present interpretation of these laws should change, and as a result We determine that We are permitted to vote the shares of the funds in Our own right, We may elect to do so.

     The voting interests of the Owner in the funds will be determined as follows: Owners may cast one vote for each $100 of Accumulation Value of a Policy which is allocated to an Investment Option on the record date. Fractional votes are counted.

     We will determine the number of shares which a person has a right to vote as of the date to be chosen by Us not more than sixty (60) days prior to the meeting of the fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting.

     Each Owner having such a voting interest will receive periodic reports relating to the Investment Options in which he or she has an interest, proxy material and a form with which to give such voting instructions.

     Disregard of Voting Instructions. We may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause an Investment Option to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the Investment Option.

     We may also disapprove changes in the investment policy initiated by Owners or trustees of the funds, if such disapproval is reasonable and is based on a good faith determination by Us that the change would violate state or federal law or the change would not be consistent with the investment objectives of the Investment Options or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other variable contracts offered by Us or of an affiliated company. In the event We disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.


                                 LEGAL OPINIONS

     Blazzard,  Grodd  &  Hasenauer,   P.C.,  Westport,   Connecticut  and  Fort
Lauderdale, Florida has provided advice on certain matters relating to the Federal securities and income tax laws in connection with the Policies.


                  REDUCTION OR ELIMINATION OF SURRENDER CHARGE

     We may reduce or eliminate the amount of the Surrender Charge on the Policies when sales of the Policies are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether the Surrender Charge will be reduced after We examine all the relevant factors such as:

1. We will consider the size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Policies with fewer sales contacts.

2. We will consider the total amount of Premiums to be received. Per Policy sales expenses are likely to be less on larger Premium payments than on smaller ones.

3. We will consider any prior or existing relationship with Us. Per Policy sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Policy with fewer sales contacts.

4. There may be other circumstances, of which We are not presently aware, which could result in reduced sales expenses. If, after consideration of the foregoing factors, We determine that there will be a reduction in sales expenses, We may provide for a reduction or elimination of the Surrender Charge.

     We may eliminate the Surrender Charge when the Policies are issued to an officer, director or employee of BMA or any of its affiliates. In no event will any reduction or elimination of the Surrender Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


                               NET AMOUNT AT RISK

     Level Death Benefit. For the Level Death Benefit Option, the Net Amount at Risk is the greater of:

1.   the Specified Amount divided by 1.0032737 less the Accumulation Value; and

2. the Accumulation Value times the applicable Minimum Death Benefit Corridor Percentage (shown in Part I-Section 5-Death Benefit) divided by 1.0032737, less the Accumulation Value.

     Adjustable Death Benefit Option. For the Adjustable Death Benefit Option, the Net Amount at Risk is the greater of:

1. the Specified Amount plus the Accumulation Value divided by 1.0032737, less the Accumulation Value, and

2. the Accumulation Value times the applicable Minimum Death Benefit Corridor Percentage divided by 1.0032737, less the Accumulation Value.


                                  MATURITY DATE

     The Policy provides that We will pay the Accumulation Value of the Policy, less Indebtedness, to You on the Maturity Date if the Primary Insured is then living. Unless an extension is requested, the Maturity Date will be the Policy Anniversary Date nearest the Primary Insured's 100th birthday.

     At any time within the twelve calendar months prior to the Maturity Date, You may request that the Maturity Date be extended through the Extension of Maturity Date Rider. If We received Your written request prior to the Maturity Date and all past due Monthly Deductions have been paid, the Policy will continue in force beyond the Maturity Date until the earlier of the death of the Primary Insured or the date that We receive Your request to surrender the Policy.

     No rider will be extended past the original Policy Maturity Date.

     Once the Maturity Date extension is in place, the Death Benefit will be the Accumulation Value, less any Indebtedness. The Monthly Deduction will no longer be deducted and no new Premiums will be accepted. Interest or loans, if any, will continue to accrue and will be added to the total Indebtedness.

     Loan repayments will be accepted. There is no charge for this rider.


                           MISSTATEMENT OF AGE OR SEX

     The age of the Primary Insured is the Age nearest the Primary Insured's birthday on the Policy Date or Policy Anniversary. We determine this from the date of birth shown in the application. If the date of birth or sex shown on the Policy Schedule is not correct, we will adjust the Death Benefit to that which would be purchased by the most recent cost of insurance charge at the correct date of birth and sex.


                              OUR RIGHT TO CONTEST

     We cannot contest the validity of the Policy except in the case of fraud after it has been in effect during the Primary Insured's lifetime for two years from the Policy Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. In addition, if the Primary Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to Premiums paid less loans and less any surrenders.


                                 PAYMENT OPTIONS

     The Death Proceeds may be paid in a lump sum or may be applied to one of the following Payment Options:

          Option 1--Life Annuity
          Option 2--Life Annuity with 120 or 240 Monthly Annuity Payments
                    Guaranteed
          Option 3--Joint and Last Survivor Annuity
          Option 4--Joint and Last Survivor Annuity with 120 or 240 Monthly
                    Annuity Payments Guaranteed

     You or the Beneficiary can select to have the Payment Options payable on either a fixed or variable basis.


                               FEDERAL TAX STATUS

     NOTE: The following description is based upon Our understanding of current federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that the Policies to be issued will qualify as "life insurance contracts" under
Section 7702. We do not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.

     Introduction. The discussion in this prospectus is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, this discussion is based upon Our understanding of current Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current Federal income tax laws or of the current interpretations by the Internal Revenue Service.

     BMA is taxed as a life insurance company under the Code. For Federal income tax purposes, the Separate Account is not a separate entity from BMA and its operations form a part of BMA.

     Diversification. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies such as these Policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

     On March 2, 1989, the Treasury  Department issued Regulations  (Treas. Reg.
Section 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:

(i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

(ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

(iii)no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

(iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     For purposes of these Regulations, all securities of the same issuer are treated as a single investment.

     The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     BMA intends that each Investment Option underlying the Policies will be managed by the managers in such a manner as to comply with these diversification requirements.

     Owner Control. The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the Owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the Owner of the assets of the Separate Account.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the Owner of the assets of the Separate Account.

     Due to the uncertainty in this area, BMA reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.

     Tax Treatment of the Policy. The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires that the amount of mortality and other expense charges be reasonable. In establishing these charges, BMA has relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

     While BMA has attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with BMA's interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. Owners should consult their tax advisers with respect to the tax consequences of purchasing the Policy.

     Policy Proceeds. The tax treatment accorded to loan proceeds and/or surrender payments from the Policies will depend on whether the Policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, BMA believes that the Policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the Beneficiary under Section 101(a) of the Code. Also, the Owner is not deemed to be in constructive receipt of the Cash Surrender Value, including increments thereon, under a Policy until there is a distribution of such amounts.

     Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Owner or Beneficiary. For example, when all or part of the Policy or benefits under the Policy are transferred or paid to an individual two or more generations younger than the Policy Owner, a generation skipping transfer tax may be owed.

     Tax Treatment of Loans and Surrenders. Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

     Furthermore, any Policy received in exchange for a Policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a MEC if no additional premiums are paid.

     Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each Policy.

     If the Policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the Policy. In addition, such distributions from a Policy within two years before it becomes a MEC will also be taxed in this manner. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments, including those resulting from the termination of the Policy, may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions:

(1)  made on or after the date on which the taxpayer reaches age 59 1/2;

(2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

(3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

     If a Policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

     Any loans from a Policy which is not classified as a MEC, will be treated as indebtedness of the Owner and not a distribution. Upon complete surrender or termination of the Policy, if the amount received plus loan indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the Owner, the excess generally will be treated as ordinary income.

     Personal interest payable on a loan under a Policy owned by an individual is generally not deductible. Furthermore, no deduction will generally be allowed for interest on loans under Policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer except for, in limited circumstances, policies on "key persons" as that term is defined in the Code. The deductibility of interest payable on Policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

     You should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any Policy.

     Tax Treatment of Payment Options. Under the Code, a portion of the Payment Option payments which are in excess of the death benefit proceeds are included in the Beneficiary's taxable income. Under a Payment Option payable for the lifetime of the Beneficiary, the death benefit proceeds are divided by the Beneficiary's life expectancy (or joint life expectancy in the case of a joint and survivor option) and proceeds received in excess of these prorated amounts are included in taxable income. The value of the death benefit proceeds is reduced by the value of any period certain or refund guarantee. Under a fixed payment or fixed period option, the death benefit proceeds are prorated by dividing the proceeds over the payment period under the option. Any payments in excess of the prorated amount will be included in taxable income.

     Multiple Policies. The Code further provides that multiple MECs which are issued within a calendar year period to the same Owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

     Tax Treatment of Assignments. An assignment of a Policy or the change of ownership of a Policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the Owner of Your Policy.

     Qualified Plans. The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent Qualified Plans consultant.

     Income Tax Withholding. All distributions or the portion thereof which is includible in gross income of the Owner are subject to federal income tax withholding. However, the Owner in most cases may elect not to have taxes withheld. The Owner may be required to pay penalties under the estimated tax rules, if the Owner's withholding and estimated tax payments are insufficient.

     Business Use. Businesses can use the Policies in various arrangements, including nonqualified deferred compensation plans, split dollar insurance plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement, the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

     State Law. State regulations require that the Policyowner have appropriate insurable interest in the life insured. Failure to establish an insurable interest may result in the Policy not qualifying as a life insurance contract for Federal tax purposes.


                                REPORTS TO OWNERS

     We will at a minimum send to each Owner semi-annual and annual reports of the Investment Options. Within 30 days after each Policy Anniversary, an annual statement will be sent to each Owner. We may elect to send these more often. The statement will show:

o    the current amount of Death Benefit payable under the Policy,

o    the current Accumulation Value,

o    the current Cash Surrender Value,

o    current Loans, and

o    all transactions previously confirmed.

     The statement will also show Premiums paid and all charges deducted during the Policy Year.


     Confirmations will be mailed to Policy Owners within seven days of the transaction of:

          o       the receipt of Premium;
          o       any transfer between Investment Options;
          o       any loan, interest repayment, or loan repayment;
          o       any surrender;
          o       exercise of the free look privilege; and
          o       payment of the Death Benefit under the Policy.

     Upon request You are entitled to a receipt of Premium payment.


                                LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Account or the Distributor is a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.


                                     EXPERTS

     The financial statements of the BMA Variable Life Account A as of December 31, 2001 and for the two years then ended, and the Consolidated Financial Statements of Business Men's Assurance Company of America as of December 31, 2001 and for the two years then ended have been audited by
PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, Missouri 64105, independent accountants, as set forth in their reports, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The financial statements of the BMA Variable Life Account A for the year ended December 31, 1999 and the Consolidated Financial Statements of Business Men's Assurance Company of America for the year ended December 31, 1999 were audited by Ernst & Young LLP, 1200 Main Street, Kansas City, Missouri 64105, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


     Actuarial  matters  included in the prospectus have been examined by Calvin
D. Cherry, FSA, MAAA, Individual Actuarial Vice President of BMA, whose opinion is filed as an exhibit to the registration statement.



                              FINANCIAL STATEMENTS

     The financial statements of the Separate Account and BMA follow.

                          BMA Variable Life Account A

                       Financial Statements with Reports
                          of Independent Accountants

                 Years Ended December 31, 2001, 2000 and 1999

                          BMA VARIABLE LIFE ACCOUNT A

                             FINANCIAL STATEMENTS

                 Years ended December 31, 2001, 2000 and 1999

                                   CONTENTS

             Reports of Independent Accountants................  1
             Audited Financial Statements
             Statement of Net Assets...........................  3
             Statements of Operations and Changes in Net Assets  5
             Notes to Financial Statements..................... 28

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of
BMA Variable Life Account A
   and
The Board of Directors of
Business Men's Assurance Company of America:

   In our opinion, the accompanying statement of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the BMA Variable Life Account A (the Account) at December 31, 2001, and the results of their operations and their changes in net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. The statements of operations and changes in net assets of the BMA Variable Life Account A for the year ended December 31, 1999 were audited by other independent accountants whose report dated February 3, 2000 expressed an unqualified opinion on those statements.

                                          /S/   PRICEWATERHOUSECOOPERS LLP

Kansas City, Missouri
February 22, 2002

                        REPORT OF INDEPENDENT AUDITORS

The Contract Owners
BMA Variable Life Separate Account A
   and
The Board of Directors
Business Men's Assurance Company of America

   We have audited the accompanying statements of operations and changes in net assets of BMA Variable Life Account A (the Account), comprising the Balanced, Growth and Income, Large Cap Value, Small Cap Equity, Large Cap Growth, Intermediate Fixed Income, Mid Cap Equity, Money Market, Global Fixed Income, Growth Fund, Large Cap Growth Fund, Small Company Growth Fund, International Fund, Balanced Portfolio, Equity Portfolio, Fixed Income Portfolio, Government Securities Portfolio, Growth Portfolio, Leveraged AllCap Portfolio, Mid Cap Growth Portfolio, Small Capitalization Portfolio, VP Income and Growth, VP International, VP Value, Dreyfus Socially Responsible Growth Fund, Inc.,
Dreyfus Stock Index Fund, Disciplined Stock Portfolio, International Value Portfolio, High Income Bond Fund II, International Equity Fund II, Utility Fund II, VIF--High Yield Fund, VIF--Core Equity Fund, Retirement Equity Portfolio, Retirement Small Cap Portfolio, Limited Maturity Bond Portfolio, Partners Portfolio, Strong Opportunity Fund II, Mid Cap Growth Fund II, Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, and Worldwide Real Estate Fund Subaccounts for the year ended December 31, 1999. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in cash flow of each of the subaccounts constituting the BMA Variable Life Account A for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                          /s/  Ernst & Young LLP

Kansas City, Missouri
February 3, 2000

                          BMA VARIABLE LIFE ACCOUNT A

                            STATEMENT OF NET ASSETS

                               December 31, 2001

                                                       Number of Share           Balance Sheet
                                                        Shares   Value    Cost      Amount
                                                       --------- ------ -------- -------------
Assets
Investments (Note 1):
   Investors Mark Series Fund, Inc.:
      Balanced........................................    6,422  $ 9.35 $  1,387  $   60,050
      Growth and Income...............................   22,837   12.50  134,776     285,458
      Large Cap Value.................................   13,027    9.79   91,941     127,531
      Small Cap Equity................................   16,501    8.51   71,298     140,424
      Large Cap Growth................................   29,091   11.27  364,502     327,861
      Intermediate Fixed Income.......................   13,673   10.00   62,347     136,730
      Mid Cap Equity..................................   17,089   11.73  119,896     200,458
      Money Market....................................  307,418    1.00   71,039     307,418
      Global Fixed Income.............................      589    9.08    1,272       5,352
   Berger Institutional Products Trust (Berger IPT):
      Growth Fund.....................................      342   10.34    7,143       3,540
      Large Cap Growth Fund...........................    2,676   17.09   78,737      45,729
      Small Company Growth Fund.......................    1,576   14.23   31,845      22,425
      International Fund..............................   33,870    9.59  318,441     324,810
   Conseco Series Trust:
      Balanced Portfolio..............................    1,098   12.16   30,472      13,349
      Equity Portfolio................................    2,058   17.30   47,664      35,609
      Fixed Income Portfolio..........................      286    9.88    2,417       2,821
      Government Securities Portfolio.................       98   11.70    1,175       1,153
   The Alger American Fund:
      Growth Portfolio................................    7,829   36.77  295,609     287,886
      Leveraged AllCap Portfolio......................    6,215   31.55  175,223     196,079
      MidCap Growth Portfolio.........................   11,303   17.67  115,985     199,726
      Small Capitalization Portfolio..................      487   16.55   14,368       8,066
   American Century Variable Portfolios, Inc.:
      VP Income and Growth............................   56,802    6.46  317,328     366,941
      VP International................................    3,398    6.59   48,899      22,394
      VP Value........................................   19,529    7.44   49,622     145,299
   Dreyfus Socially Responsible Growth Fund, Inc......      884   26.67   42,256      23,566
   Dreyfus Stock Index Fund...........................   14,250   29.36  360,712     418,372
   Dreyfus Variable Investment Fund:
      Disciplined Stock Portfolio.....................    2,285   20.89   69,619      47,726
      International Value Portfolio...................       96   11.56    1,803       1,105
   Federated Insurance Series:
      High Income Bond Fund II........................      122    7.72   31,122         942
      International Equity Fund II....................      416   11.38   10,303       4,737
      Utility Fund II.................................      118   10.37    1,745       1,221
   INVESCO Variable Investment Funds:
      VIF--High Yield Fund............................    1,239    7.64   10,443       9,464
      VIF--Core Equity Fund...........................    1,859   18.58   19,020      34,536
   Lazard Retirement Series, Inc.:
      Retirement Equity Portfolio.....................      112    9.38    1,667       1,047
      Retirement Small Cap Portfolio..................   18,020   13.08  159,457     235,695
   Neuberger & Berman Advisors Management Trust:
      Limited Maturity Bond Portfolio.................      166   13.47    2,363       2,235
      Partners Portfolio..............................      214   15.10   19,397       3,236
   Strong Opportunity Fund II.........................    1,603   19.45   22,473      31,188
   Strong Variable Insurance Funds, Inc.:
      Mid Cap Growth Fund II..........................    3,350   16.38  113,288      54,868
   Van Eck Worldwide Insurance Trust:
      Worldwide Bond Fund.............................       96    9.42    1,100         901
      Worldwide Emerging Markets Fund.................      397    8.14   15,888       3,230
      Worldwide Hard Assets Fund......................      706   10.69    9,504       7,547
      Worldwide Real Estate Fund......................      132   10.87    1,157       1,437
   Variable Insurance Products Fund (VIP):
      Fidelity VIP Overseas Portfolio.................    2,897   13.81   35,036      40,001
      Fidelity VIP Growth Portfolio...................    2,262   33.34    4,078      75,403
   Variable Insurance Products Fund II (VIP II):
      Fidelity VIP II Contrafund Portfolio............    1,417   20.00    3,332      28,339
                                                                                  ----------
Total investments.....................................                             4,293,905
Receivable from BMA...................................                                    52
                                                                                  ----------
Total assets..........................................                             4,293,957
Liability payable to BMA..............................                                  (177)
                                                                                  ----------
Net assets............................................                            $4,293,780
                                                                                  ==========

                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                               December 31, 2001

                                                              Number   Unit
                                                             of Units  Value     Amount
                                                             -------- -------- ----------
Net assets are represented by
   Accumulation units (Note 3):
      Investors Mark Series Fund, Inc.:
         Balanced...........................................   5,066  $11.8541 $   60,050
         Growth and Income..................................  21,920   13.0229    285,467
         Large Cap Value....................................  11,799   10.8085    127,531
         Small Cap Equity...................................   9,176   15.3050    140,432
         Large Cap Growth...................................  33,026    9.9273    327,858
         Intermediate Fixed Income..........................  11,514   11.8755    136,731
         Mid Cap Equity.....................................  14,902   13.4521    200,458
         Money Market.......................................  26,657   11.5326    307,429
         Global Fixed Income................................     468   11.4302      5,352
      Berger Institutional Products Trust (Berger IPT):
         Growth Fund........................................     395    8.9540      3,540
         Large Cap Growth Fund..............................   3,882   11.7787     45,729
         Small Company Growth Fund..........................   1,658   13.5277     22,425
         International Fund.................................  33,523    9.6886    324,787
      Conseco Series Trust:
         Balanced Portfolio.................................     963   13.8623     13,348
         Equity Portfolio...................................   2,314   15.3892     35,614
         Fixed Income Portfolio.............................     234   11.9602      2,795
         Government Securities Portfolio....................     100   11.5506      1,153
      The Alger American Fund:
         Growth Portfolio...................................  25,541   11.2715    287,887
         Leveraged AllCap Portfolio.........................  14,962   13.1040    196,061
         MidCap Growth Portfolio............................  13,185   15.1456    199,697
         Small Capitalization Portfolio.....................     972    8.2978      8,066
      American Century Variable Portfolios, Inc.:
         VP Income and Growth...............................  35,812   10.2463    366,944
         VP International...................................   2,199   10.1849     22,395
         VP Value...........................................  11,043   13.1570    145,294
      Dreyfus Socially Responsible Growth Fund, Inc.........   2,437    9.6688     23,560
      Dreyfus Stock Index Fund..............................  41,161   10.1640    418,358
      Dreyfus Variable Investment Fund:
         Disciplined Stock Portfolio........................   4,768   10.0101     47,725
         International Value Portfolio......................     101   10.9230      1,105
      Federated Insurance Series:
         High Income Bond Fund II...........................     100    9.4105        943
         International Equity Fund II.......................     435   10.8987      4,737
         Utility Fund II....................................     148    8.2761      1,221
      INVESCO Variable Investment Funds:
         VIF--High Yield Fund...............................   1,163    8.1380      9,464
         VIF--Core Equity Fund..............................   3,048   11.3302     34,534
      Lazard Retirement Series, Inc.:
         Retirement Equity Portfolio........................     100   10.4601      1,047
         Retirement Small Cap Portfolio.....................  15,348   15.3567    235,695
      Neuberger & Berman Advisors Management Trust:
         Limited Maturity Bond Portfolio....................     189   11.8049      2,235
         Partners Portfolio.................................     301   10.7567      3,236
      Strong Opportunity Fund II............................   2,153   14.4901     31,194
      Strong Variable Insurance Funds, Inc.:
         Mid Cap Growth Fund II.............................   4,342   12.6364     54,872
      Van Eck Worldwide Insurance Trust:
         Worldwide Bond Fund................................     100    9.0514        901
         Worldwide Emerging Markets Fund....................     281   11.5134      3,230
         Worldwide Hard Assets Fund.........................     640   11.7900      7,547
         Worldwide Real Estate Fund.........................     117   12.3261      1,437
      Variable Insurance Products Fund (VIP):
         Fidelity VIP Overseas Portfolio....................   5,966    6.7047     40,001
         Fidelity VIP Growth Portfolio......................  10,957    6.8770     75,354
      Variable Insurance Products Fund II (VIP II):
         Fidelity VIP II Contrafund Portfolio...............   3,479    8.1467     28,341
                                                                               ----------
Net assets..................................................                   $4,293,780
                                                                               ==========

                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

                         Year ended December 31, 2001

                                                                      Investors Mark Series Fund
                                                ----------------------------------------------------------------------
                                                          Growth    Large     Small     Large    Intermediate   Mid
                                                           and       Cap       Cap       Cap        Fixed       Cap
                                                Balanced  Income    Value     Equity    Growth      Income     Equity
                                                -------- --------  --------  --------  --------  ------------ --------
Net Investment Income (loss):
   Dividend income............................. $ 1,759  $  1,482  $  1,458  $     --  $     --    $  5,761   $    456
   Risk Charge (Note 2)........................    (122)   (1,438)     (836)     (725)   (2,570)       (625)    (1,212)
                                                -------  --------  --------  --------  --------    --------   --------
Net Investment Income (loss)...................   1,637        44       622      (725)   (2,570)      5,136       (756)
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss) on investment
    transactions...............................       5    14,999      (350)   (1,607)   (4,432)        328      4,789
   Increase (decrease) in unrealized
    appreciation on investments................   1,617   (23,098)   (1,939)   (2,836)  (87,950)       (954)    (5,471)
                                                -------  --------  --------  --------  --------    --------   --------
Net realized and unrealized gain (loss) on
 investments...................................   1,622    (8,099)   (2,289)   (4,443)  (92,382)       (626)      (682)
                                                -------  --------  --------  --------  --------    --------   --------
Net increase (decrease) in net assets resulting
 from operations...............................   3,259    (8,055)   (1,667)   (5,168)  (94,952)      4,510     (1,438)
Capital share transactions:
   Transfer of net variable contract deposits..   9,276    59,600    31,951    58,188    88,560      16,159     49,919
   Transfers of surrenders and death
    benefits...................................      --       100        --        --      (794)         --         --
   Transfers of cost of insurance and policy
    charges....................................  (1,872)  (18,891)   (9,535)  (11,656)  (27,615)     (7,027)   (14,868)
   Transfers between subaccounts, including
    fixed interest subaccount..................  48,031    93,975    10,929    45,598    21,888      58,835     36,358
                                                -------  --------  --------  --------  --------    --------   --------
Net increase (decrease) in net assets resulting
 from capital share transactions...............  55,435   134,784    33,345    92,130    82,039      67,967     71,409
                                                -------  --------  --------  --------  --------    --------   --------
Net increase (decrease) in net assets..........  58,694   126,729    31,678    86,962   (12,913)     72,477     69,971
Net assets at beginning of year................   1,356   158,738    95,853    53,470   340,771      64,254    130,487
                                                -------  --------  --------  --------  --------    --------   --------
      Net assets at end of year................ $60,050  $285,467  $127,531  $140,432  $327,858    $136,731   $200,458
                                                =======  ========  ========  ========  ========    ========   ========



                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 2001


                                                                  Investors Mark
                                                                    Series Fund        Berger Institutional Products Trust
                                                                ------------------  -----------------------------------------
                                                                                              Large     Small
                                                                            Global             Cap     Company
                                                                  Money     Fixed   Growth    Growth   Growth    International
                                                                  Market    Income   Fund      Fund     Fund         Fund
                                                                ----------  ------  -------  --------  --------  -------------
Net Investment Income (loss):
   Dividend income............................................. $    6,518  $  171  $    --  $    227  $     --    $  3,396
   Risk Charge (Note 2)........................................     (2,434)     (7)     (29)     (433)     (204)     (2,388)
                                                                ----------  ------  -------  --------  --------    --------
Net Investment Income (loss)...................................      4,084     164      (29)     (206)     (204)      1,008
                                                                ----------  ------  -------  --------  --------    --------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on investment transactions.........         --     (16)    (557)   (5,162)   (2,579)     17,721
   Increase (decrease) in unrealized appreciation on
    investments................................................         --    (110)  (1,544)  (12,426)   (8,650)    (89,147)
                                                                ----------  ------  -------  --------  --------    --------
Net realized and unrealized gain (loss) on investments.........         --    (126)  (2,101)  (17,588)  (11,229)    (71,426)
                                                                ----------  ------  -------  --------  --------    --------
Net increase (decrease) in net assets resulting from operations      4,084      38   (2,130)  (17,794)  (11,433)    (70,418)
Capital share transactions:
   Transfer of net variable contract deposits..................  1,100,963   1,815      543    12,510     9,649     100,487
   Transfers of surrenders and death benefits..................    (39,862)     --     (227)     (415)       21      (9,532)
   Transfers of cost of insurance and policy charges...........    (68,593)   (362)    (644)   (7,642)   (4,453)    (29,907)
   Transfers between subaccounts, including fixed interest
    subaccount.................................................   (761,582)  2,766     (609)   (6,854)   (1,947)     30,048
                                                                ----------  ------  -------  --------  --------    --------
Net increase (decrease) in net assets resulting from capital
 share transactions............................................    230,926   4,219     (937)   (2,401)    3,270      91,096
                                                                ----------  ------  -------  --------  --------    --------
Net increase (decrease) in net assets..........................    235,010   4,257   (3,067)  (20,195)   (8,163)     20,678
Net assets at beginning of year................................     72,419   1,095    6,607    65,924    30,588     304,109
                                                                ----------  ------  -------  --------  --------    --------
      Net assets at end of year................................ $  307,429  $5,352  $ 3,540  $ 45,729  $ 22,425    $324,787
                                                                ==========  ======  =======  ========  ========    ========



                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 2001


                                                                                                      The Alger American
                                                                       Conseco Series Trust                  Fund
                                                             ---------------------------------------  ------------------
                                                                                   Fixed   Government           Leveraged
                                                             Balanced   Equity    Income   Securities  Growth    AllCap
                                                             Portfolio Portfolio Portfolio Portfolio  Portfolio Portfolio
                                                             --------- --------- --------- ---------- --------- ---------
Net Investment Income (loss):
   Dividend income.......................................... $    685   $   150   $  162     $   52   $    599  $     --
   Risk Charge (Note 2).....................................     (172)     (300)     (13)        --     (2,072)   (1,230)
                                                             --------   -------   ------     ------   --------  --------
Net Investment Income (loss)................................      513      (150)     149         52     (1,473)   (1,230)
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on investment transactions......   (2,776)   (3,200)       2         (3)    20,329    (4,437)
   Increase (decrease) in unrealized appreciation on
    investments.............................................      661    (1,254)      60         18    (50,964)  (21,318)
                                                             --------   -------   ------     ------   --------  --------
Net realized and unrealized gain (loss) on investments......   (2,115)   (4,454)      62         15    (30,635)  (25,755)
                                                             --------   -------   ------     ------   --------  --------
Net increase (decrease) in net assets resulting from
 operations.................................................   (1,602)   (4,604)     211         67    (32,108)  (26,985)
Capital share transactions:
   Transfer of net variable contract deposits...............    7,248    14,104      456         --     70,235    62,696
   Transfers of surrenders and death benefits...............       --      (136)      --        (15)    (6,735)   (7,427)
   Transfers of cost of insurance and policy charges........   (3,419)   (6,428)    (199)       (24)   (27,602)  (30,266)
   Transfers between subaccounts, including fixed interest
    subaccount..............................................  (16,177)   (6,220)     (51)        --     35,840    56,096
                                                             --------   -------   ------     ------   --------  --------
Net increase (decrease) in net assets resulting from capital
 share transactions.........................................  (12,348)    1,320      206        (39)    71,738    81,099
                                                             --------   -------   ------     ------   --------  --------
Net increase (decrease) in net assets.......................  (13,950)   (3,284)     417         28     39,630    54,114
Net assets at beginning of year.............................   27,298    38,898    2,378      1,125    248,257   141,947
                                                             --------   -------   ------     ------   --------  --------
      Net assets at end of year............................. $ 13,348   $35,614   $2,795     $1,153   $287,887  $196,061
                                                             ========   =======   ======     ======   ========  ========



                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 2001

                                                        The Alger American        American Century Variable
                                                               Fund                    Portfolios, Inc
                                                     -----------------------  --------------------------------
                                                                                                                  Dreyfus
                                                                                 VP                              Socially
                                                      MidCap       Small       Income                           Responsible
                                                      Growth   Capitalization   and          VP         VP        Growth
                                                     Portfolio   Portfolio     Growth   International  Value    Fund, Inc.
                                                     --------- -------------- --------  ------------- --------  -----------
Net Investment Income (loss):
   Dividend income.................................. $     --     $     4     $  2,722    $     29    $    794   $     18
   Risk Charge (Note 2).............................   (1,139)        (61)      (2,468)       (228)       (743)      (257)
                                                     --------     -------     --------    --------    --------   --------
Net Investment Income (loss)........................   (1,139)        (57)         254        (199)         51       (239)
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss) on investment
    transactions....................................   54,178        (790)      (3,450)     (4,283)        804     (5,228)
   Increase (decrease) in unrealized appreciation
    on investments..................................  (58,777)     (2,297)     (24,761)     (7,060)     10,592     (3,924)
                                                     --------     -------     --------    --------    --------   --------
Net realized and unrealized gain (loss) on
 investments........................................   (4,599)     (3,087)     (28,211)    (11,343)     11,396     (9,152)
                                                     --------     -------     --------    --------    --------   --------
Net increase (decrease) in net assets resulting from
 operations.........................................   (5,738)     (3,144)     (27,957)    (11,542)     11,447     (9,391)
Capital share transactions:
   Transfer of net variable contract deposits.......   61,741       1,510       90,673       3,261      35,953     13,817
   Transfers of surrenders and death benefits.......   (1,275)       (199)     (14,404)         --        (278)      (490)
   Transfers of cost of insurance and policy
    charges.........................................  (22,746)       (988)     (32,105)     (3,199)    (12,040)    (7,242)
   Transfers between subaccounts, including fixed
    interest subaccount.............................   56,010       1,276       51,206      (5,169)     53,027    (11,802)
                                                     --------     -------     --------    --------    --------   --------
Net increase (decrease) in net assets resulting from
 capital share transactions.........................   93,730       1,599       95,370      (5,107)     76,662     (5,717)
                                                     --------     -------     --------    --------    --------   --------
Net increase (decrease) in net assets...............   87,992      (1,545)      67,413     (16,649)     88,109    (15,108)
Net assets at beginning of year.....................  111,705       9,611      299,531      39,044      57,185     38,668
                                                     --------     -------     --------    --------    --------   --------
      Net assets at end of year..................... $199,697     $ 8,066     $366,944    $ 22,395    $145,294   $ 23,560
                                                     ========     =======     ========    ========    ========   ========


                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 2001

                                                                       Dreyfus Variable
                                                                        Investment Fund        Federated Insurance Series
                                                                   ------------------------  ------------------------------
                                                         Dreyfus                              High
                                                          Stock    Disciplined International Income    International
                                                          Index       Stock        Value      Bond        Equity     Utility
                                                          Fund      Portfolio    Portfolio   Fund II      Fund II    Fund II
-                                                        --------  ----------- ------------- --------  ------------- -------
Net Investment Income (loss):
   Dividend income...................................... $  4,180   $    207      $   11     $  2,646     $    --    $   50
   Risk Charge (Note 2).................................   (2,930)      (414)         (2)        (101)        (47)       (5)
                                                         --------   --------      ------     --------     -------    ------
Net Investment Income (loss)............................    1,250       (207)          9        2,545         (47)       45
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on investment transactions..   (1,480)    (3,713)        (63)      (6,306)       (835)      (97)
   Increase (decrease) in unrealized appreciation on
    investments.........................................  (47,024)    (2,895)       (159)       4,485      (1,885)     (177)
                                                         --------   --------      ------     --------     -------    ------
Net realized and unrealized gain (loss) on investments..  (48,504)    (6,608)       (222)      (1,821)     (2,720)     (274)
                                                         --------   --------      ------     --------     -------    ------
Net increase (decrease) in net assets resulting from
 operations.............................................  (47,254)    (6,815)       (213)         724      (2,767)     (229)
Capital share transactions:
   Transfer of net variable contract deposits...........  111,406     19,191          70           48       2,654       205
   Transfers of surrenders and death benefits...........     (809)   (26,977)         --      (24,243)         --      (118)
   Transfers of cost of insurance and policy charges....  (42,528)    (8,070)        (46)      (1,856)     (1,235)     (189)
   Transfers between subaccounts, including fixed
    interest subaccount.................................   65,714      4,974        (412)        (121)     (3,083)       --
                                                         --------   --------      ------     --------     -------    ------
Net increase (decrease) in net assets resulting from
 capital share transactions.............................  133,783    (10,882)       (388)     (26,172)     (1,664)     (102)
                                                         --------   --------      ------     --------     -------    ------
Net increase (decrease) in net assets...................   86,529    (17,697)       (601)     (25,448)     (4,431)     (331)
Net assets at beginning of year.........................  331,829     65,422       1,706       26,391       9,168     1,552
                                                         --------   --------      ------     --------     -------    ------
      Net assets at end of year......................... $418,358   $ 47,725      $1,105     $    943     $ 4,737    $1,221
                                                         ========   ========      ======     ========     =======    ======


                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 2001

                                                                               Neuberger & Berman
                                      INVESCO Variable     Lazard Retirement   Advisors Management
                                      Investment Funds       Series, Inc.             Trust
                                     ------------------  --------------------  ------------------
                                                                                Limited
                                     VIF--High VIF--Core Retirement Retirement Maturity              Strong
                                       Yield    Equity     Equity   Small Cap    Bond    Partners  Opportunity
                                       Fund      Fund    Portfolio  Portfolio  Portfolio Portfolio   Fund II
                                     --------- --------- ---------- ---------- --------- --------- -----------
Net Investment Income (loss):
   Dividend income..................  $    --  $     --    $    6    $    157   $  149   $     69    $   113
   Risk Charge (Note 2).............      (69)     (192)       (2)     (1,546)     (10)       (88)      (192)
                                      -------  --------    ------    --------   ------   --------    -------
Net Investment Income (loss)........      (69)     (192)        4      (1,389)     139        (19)       (79)
Net realized and unrealized gain
 (loss) on investments:
   Net realized gain (loss) on
    investment transactions.........      861      (163)      (47)     15,301       --       (607)     4,145
   Increase (decrease) in
    unrealized appreciation on
    investments.....................   (2,340)   (1,395)      (64)     19,767       51        161     (5,414)
                                      -------  --------    ------    --------   ------   --------    -------
Net realized and unrealized gain
 (loss) on investments..............   (1,479)   (1,558)     (111)     35,068       51       (446)    (1,269)
                                      -------  --------    ------    --------   ------   --------    -------
Net increase (decrease) in net
 assets resulting from operations...   (1,548)   (1,750)     (107)     33,679      190       (465)    (1,348)
Capital share transactions:
   Transfer of net variable
    contract deposits...............    2,223    16,096        70      22,914       --      2,124      5,127
   Transfers of surrenders and
    death benefits..................       --   (11,279)       --         (43)      --     (3,771)      (189)
   Transfers of cost of insurance
    and policy charges..............   (1,471)   (7,054)      (49)    (13,099)    (358)    (3,446)    (4,313)
   Transfers between
    subaccounts, including
    fixed interest subaccount.......    1,058    19,435      (439)     14,653       --    (10,153)    10,304
                                      -------  --------    ------    --------   ------   --------    -------
Net increase (decrease) in net
 assets resulting from capital
 share transactions.................    1,810    17,198      (418)     24,425     (358)   (15,246)    10,929
                                      -------  --------    ------    --------   ------   --------    -------
Net increase (decrease) in net
 assets.............................      262    15,448      (525)     58,104     (168)   (15,711)     9,581
Net assets at beginning of year.....    9,202    19,086     1,572     177,591    2,403     18,947     21,613
                                      -------  --------    ------    --------   ------   --------    -------
      Net assets at end of year.....  $ 9,464  $ 34,534    $1,047    $235,695   $2,235   $  3,236    $31,194
                                      =======  ========    ======    ========   ======   ========    =======


                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 2001

                                                                     Strong
                                                                    Variable
                                                                    Insurance
                                                                   Funds, Inc.    Van Eck Worldwide Insurance Trust
                                                                   ----------- --------------------------------------
                                                                                         Worldwide Worldwide Worldwide
                                                                     Mid Cap   Worldwide Emerging    Hard      Real
                                                                     Growth      Bond     Markets   Assets    Estate
                                                                     Fund II     Fund      Fund      Fund      Fund
                                                                   ----------- --------- --------- --------- ---------
Net Investment Income (loss):
   Dividend income................................................  $     --     $ 40     $    --   $   107   $   37
   Risk Charge (Note 2)...........................................      (566)      --         (54)      (59)      (2)
                                                                    --------     ----     -------   -------   ------
Net Investment Income (loss)......................................      (566)      40         (54)       48       35
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on investment transactions............   (13,879)      --      (4,355)      (20)       4
   Increase (decrease) in unrealized appreciation on investments..   (13,521)     (88)      3,648    (1,080)      32
                                                                    --------     ----     -------   -------   ------
Net realized and unrealized gain (loss) on investments............   (27,400)     (88)       (707)   (1,100)      36
                                                                    --------     ----     -------   -------   ------
Net increase (decrease) in net assets resulting from operations...   (27,966)     (48)       (761)   (1,052)      71
Capital share transactions:
   Transfer of net variable contract deposits.....................    27,496       --         849        --      179
   Transfers of surrenders and death benefits.....................    (5,863)      --      (4,970)       --        0
   Transfers of cost of insurance and policy charges..............   (12,405)      --        (919)   (1,414)    (114)
   Transfers between subaccounts, including fixed interest
    subaccount....................................................   (10,527)      --      (1,812)       --       --
                                                                    --------     ----     -------   -------   ------
Net increase (decrease) in net assets resulting from capital share
 transactions.....................................................    (1,299)      --      (6,852)   (1,414)      65
                                                                    --------     ----     -------   -------   ------
Net increase (decrease) in net assets.............................   (29,265)     (48)     (7,613)   (2,466)     136
Net assets at beginning of year...................................    84,137      949      10,843    10,013    1,301
                                                                    --------     ----     -------   -------   ------
      Net assets at end of year...................................  $ 54,872     $901     $ 3,230   $ 7,547   $1,437
                                                                    ========     ====     =======   =======   ======



                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 2001

                                                                                Variable Insurance    Variable Insurance
                                                                                   Products Fund       Products Fund II
                                                                                ------------------  ---------------------
                                                                                Overseas   Growth   Contrafund
                                                                                Portfolio Portfolio Portfolio    Total
                                                                                --------- --------- ---------- ----------
Net Investment Income (loss):
   Dividend income............................................................. $  1,514  $      7   $    23       35,759
   Risk Charge (Note 2)........................................................     (286)     (317)     (112)     (28,700)
                                                                                --------  --------   -------   ----------
Net Investment Income (loss)...................................................    1,228      (310)      (89)       7,059
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on investment transactions.........................    1,613    (1,735)     (288)      62,621
   Increase (decrease) in unrealized appreciation on investments...............  (11,541)   (2,626)     (161)    (453,758)
                                                                                --------  --------   -------   ----------
Net realized and unrealized gain (loss) on investments.........................   (9,928)   (4,361)     (449)    (391,137)
                                                                                --------  --------   -------   ----------
Net increase (decrease) in net assets resulting from operations................   (8,700)   (4,671)     (538)    (384,078)
Capital share transactions:
   Transfer of net variable contract deposits..................................   11,490    29,424    15,329    2,168,209
   Transfers of surrenders and death benefits..................................     (375)     (461)      (51)    (160,817)
   Transfers of cost of insurance and policy charges...........................   (4,533)  (10,814)   (2,948)    (466,184)
   Transfers between subaccounts, including fixed interest subaccount..........   10,557    57,966    13,235      (37,179)
                                                                                --------  --------   -------   ----------
Net increase (decrease) in net assets resulting from capital share transactions   17,139    76,115    25,565    1,504,029
                                                                                --------  --------   -------   ----------
Net increase (decrease) in net assets..........................................    8,439    71,444    25,027    1,119,951
Net assets at beginning of year................................................   31,562     3,910     3,314    3,173,829
                                                                                --------  --------   -------   ----------
      Net assets at end of year................................................ $ 40,001  $ 75,354   $28,341   $4,293,780
                                                                                ========  ========   =======   ==========



                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

                         Year ended December 31, 2000


                                                                        Investors Mark Series Fund
                                                  ---------------------------------------------------------------------
                                                            Growth    Large    Small     Large    Intermediate   Mid
                                                             and       Cap      Cap       Cap        Fixed       Cap
                                                  Balanced  Income    Value    Equity    Growth      Income     Equity
                                                  -------- --------  -------  --------  --------  ------------ --------
Net investment income (loss):
   Dividend income...............................  $   45  $  1,489  $ 1,372  $      0  $      0    $ 3,372    $    169
   Risk charge (Note 2)..........................      (1)     (689)    (419)     (209)   (2,030)      (201)       (613)
                                                   ------  --------  -------  --------  --------    -------    --------
Net investment income (loss).....................      44       800      953      (209)   (2,030)     3,171        (444)
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss) on investment
    transactions.................................      25     3,045     (692)   14,727    22,240       (148)     17,764
   Increase (decrease) in unrealized
    appreciation on investments..................      17    23,353    7,880   (21,405)  (70,361)     2,176       5,471
                                                   ------  --------  -------  --------  --------    -------    --------
Net realized and unrealized gain (loss) on
 investments.....................................      42    26,398    7,188    (6,678)  (48,121)     2,028      23,235
                                                   ------  --------  -------  --------  --------    -------    --------
Net increase (decrease) in net assets resulting
 from operations.................................      86    27,198    8,141    (6,887)  (50,151)     5,199      22,791
Capital share transactions:
   Transfers of net variable contract deposits...     381    97,443   34,989    26,737    51,246     48,226      50,065
   Transfers of surrenders and death benefits....      --        --       --        --        --         --          --
   Transfers of cost of insurance and policy
    charges......................................    (219)  (11,565)  (6,799)   (5,824)  (21,011)    (4,032)    (11,580)
   Transfers between subaccounts, including
    fixed interest subaccount....................      52    16,156   17,294    31,585   154,261     11,294      23,080
                                                   ------  --------  -------  --------  --------    -------    --------
Net increase in net assets resulting from capital
 share transactions..............................     214   102,034   45,484    52,498   184,496     55,488      61,565
                                                   ------  --------  -------  --------  --------    -------    --------
Net increase in net assets.......................     300   129,232   53,625    45,611   134,345     60,687      84,356
Net assets at beginning of year..................   1,056    29,506   42,228     7,859   206,426      3,567      46,131
                                                   ------  --------  -------  --------  --------    -------    --------
      Net assets at end of year..................  $1,356  $158,738  $95,853  $ 53,470  $340,771    $64,254    $130,487
                                                   ======  ========  =======  ========  ========    =======    ========



                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 2000

                                                                   Investors Mark
                                                                    Series Fund         Berger Institutional Products Trust
                                                                -------------------  ----------------------------------------
                                                                                               Large     Small
                                                                             Global             Cap     Company
                                                                  Money      Fixed   Growth    Growth   Growth   International
                                                                  Market     Income   Fund      Fund     Fund        Fund
                                                                -----------  ------  -------  --------  -------  -------------
Net investment income (loss):
   Dividend income............................................. $     9,282  $  120  $     0  $      0  $     0    $    909
   Risk charge (Note 2)........................................      (2,455)     --      (45)     (478)    (182)     (1,563)
                                                                -----------  ------  -------  --------  -------    --------
Net investment income (loss)...................................       6,827     120      (45)     (478)    (182)       (654)
Net realized and unrealized gain (loss) on investments:
   Net realized gain on investment transactions................          --      --      660     5,953    4,245       3,883
   Increase (decrease) in unrealized appreciation on
    investments................................................          --     (25)  (2,117)  (17,347)  (7,914)    (17,897)
                                                                -----------  ------  -------  --------  -------    --------
Net realized and unrealized gain (loss) on investments.........          --     (25)  (1,457)  (11,394)  (3,669)    (14,014)
                                                                -----------  ------  -------  --------  -------    --------
Net increase (decrease) in net assets resulting from operations       6,827      95   (1,502)  (11,872)  (3,851)    (14,668)
Capital share transactions:
   Transfers of net variable contract deposits.................   1,341,721      --    2,443    26,909    7,460     151,111
   Transfers of surrenders and death benefits..................          --      --     (465)   (1,218)      --          --
   Transfers of cost of insurance and policy charges...........     (45,981)     --     (951)   (9,023)  (2,979)    (22,399)
   Transfers between subaccounts, including fixed interest
    subaccount.................................................  (1,429,679)     --    1,379    43,040   15,559     162,715
                                                                -----------  ------  -------  --------  -------    --------
Net increase in net assets resulting from capital share
 transactions..................................................    (133,939)     --    2,406    59,708   20,040     291,427
                                                                -----------  ------  -------  --------  -------    --------
Net increase (decrease) in net assets..........................    (127,112)     95      904    47,836   16,189     276,759
Net assets at beginning of year................................     199,531   1,000    5,703    18,088   14,399      27,350
                                                                -----------  ------  -------  --------  -------    --------
      Net assets at end of year................................ $    72,419  $1,095  $ 6,607  $ 65,924  $30,588    $304,109
                                                                ===========  ======  =======  ========  =======    ========



                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 2000


                                                                                                           The Alger
                                                                       Conseco Series Trust              American Fund
                                                             ---------------------------------------  ------------------
                                                                                   Fixed   Government           Leveraged
                                                             Balanced   Equity    Income   Securities  Growth    AllCap
                                                             Portfolio Portfolio Portfolio Portfolio  Portfolio Portfolio
                                                             --------- --------- --------- ---------- --------- ---------
Net investment income (loss):
   Dividend income..........................................  $ 3,915   $ 7,145   $  137     $   62   $     --  $     --
   Risk charge (Note 2).....................................     (183)      (41)      (8)        --       (637)     (518)
                                                              -------   -------   ------     ------   --------  --------
Net investment income (loss)................................    3,732     7,104      129         62       (637)     (518)
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on investment transactions......      821     1,204       --         (2)    32,754    11,408
   Increase (decrease) in unrealized appreciation on
    investments.............................................   (3,669)   (8,558)      55         59    (78,653)  (46,068)
                                                              -------   -------   ------     ------   --------  --------
Net realized and unrealized gain (loss) on investments......   (2,848)   (7,354)      55         57    (45,899)  (34,660)
                                                              -------   -------   ------     ------   --------  --------
Net increase (decrease) in net assets resulting from
 operations.................................................      884      (250)     184        119    (46,536)  (35,178)
Capital share transactions:.................................
   Transfers of net variable contract deposits..............   12,522    11,142      759        126     83,762    72,930
   Transfers of surrenders and death benefits...............       --      (535)      --         --    (10,214)   (4,252)
   Transfers of cost of insurance and policy charges........   (4,260)   (5,221)    (203)      (102)   (26,142)  (21,427)
   Transfers between subaccounts, including fixed interest
    subaccount..............................................        3     6,936       27         10     61,569    74,189
                                                              -------   -------   ------     ------   --------  --------
Net increase in net assets resulting from capital share
 transactions...............................................    8,265    12,322      583         34    108,975   121,440
                                                              -------   -------   ------     ------   --------  --------
Net increase (decrease) in net assets.......................    9,149    12,072      767        153     62,439    86,262
Net assets at beginning of year.............................   18,149    26,826    1,611        972    185,818    55,685
                                                              -------   -------   ------     ------   --------  --------
      Net assets at end of year.............................  $27,298   $38,898   $2,378     $1,125   $248,257  $141,947
                                                              =======   =======   ======     ======   ========  ========


                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 2000

                                                           The Alger American       American Century Variable
                                                                  Fund                   Portfolios, Inc
                                                        -----------------------  -------------------------------
                                                                                                                    Dreyfus
                                                                                    VP                             Socially
                                                         MidCap       Small       Income                          Responsible
                                                         Growth   Capitalization   and          VP         VP       Growth
                                                        Portfolio   Portfolio     Growth   International  Value   Fund, Inc.
                                                        --------- -------------- --------  ------------- -------  -----------
Net investment loss:
   Dividend income..................................... $     --     $    --     $    813    $     43    $   332    $   314
   Risk charge (Note 2)................................     (364)        (80)      (1,415)       (214)      (332)      (213)
                                                        --------     -------     --------    --------    -------    -------
Net investment loss....................................     (364)        (80)        (602)       (171)        --        101
Net realized and unrealized gain (loss) on investments:
   Net realized gain on investment transactions........    3,795       3,276          442         666        387        678
   Increase (decrease) in unrealized appreciation on
    investments........................................   (7,315)     (6,431)     (22,554)    (10,813)     8,822     (5,212)
                                                        --------     -------     --------    --------    -------    -------
Net realized and unrealized gain (loss) on investments.   (3,520)     (3,155)     (22,112)    (10,147)     9,209     (4,534)
                                                        --------     -------     --------    --------    -------    -------
Net increase (decrease) in net assets resulting from
 operations............................................   (3,884)     (3,235)     (22,714)    (10,318)     9,209     (4,433)
Capital share transactions:............................
   Transfers of net variable contract deposits.........   33,569       3,535      113,660       9,439     13,558     28,123
   Transfers of surrenders and death benefits..........   (1,475)       (404)        (509)         --         --     (1,169)
   Transfers of cost of insurance and policy charges...   (8,563)     (1,310)     (21,915)     (2,258)    (4,638)    (9,565)
   Transfers between subaccounts, including fixed
    interest subaccount................................   72,242       2,052      172,435      39,725     17,802      7,694
                                                        --------     -------     --------    --------    -------    -------
Net increase in net assets resulting from capital share
 transactions..........................................   95,773       3,873      263,671      46,906     26,722     25,083
                                                        --------     -------     --------    --------    -------    -------
Net increase in net assets.............................   91,889         638      240,957      36,588     35,931     20,650
Net assets at beginning of year........................   19,816       8,973       58,574       2,456     21,254     18,018
                                                        --------     -------     --------    --------    -------    -------
      Net assets at end of year........................ $111,705     $ 9,611     $299,531    $ 39,044    $57,185    $38,668
                                                        ========     =======     ========    ========    =======    =======


                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 2001


                                                                       Dreyfus Variable
                                                                        Investment Fund        Federated Insurance Series
                                                                   ------------------------  -----------------------------
                                                         Dreyfus                              High
                                                          Stock    Disciplined International Income   International
                                                          Index       Stock        Value      Bond       Equity     Utility
                                                          Fund      Portfolio    Portfolio   Fund II     Fund II    Fund II
                                                         --------  ----------- ------------- -------  ------------- -------
Net investment income (loss):...........................
   Dividend income...................................... $  2,672    $   141      $    7     $ 2,879     $    --    $   56
   Risk charge (Note 2).................................   (1,838)      (368)         (2)       (234)        (55)       (5)
                                                         --------    -------      ------     -------     -------    ------
Net investment income (loss)............................      834       (227)          5       2,645         (55)       51
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on investment transactions..    6,186      1,050         159        (347)      1,288       (53)
   Increase (decrease) in unrealized appreciation on
    investments.........................................  (33,468)    (7,908)       (227)     (5,124)     (3,155)     (167)
                                                         --------    -------      ------     -------     -------    ------
Net realized and unrealized gain (loss) on investments..  (27,282)    (6,858)        (68)     (5,471)     (1,867)     (220)
                                                         --------    -------      ------     -------     -------    ------
Net increase in net assets resulting from operations....  (26,448)    (7,085)        (63)     (2,826)     (1,922)     (169)
Capital share transactions:
   Transfers of net variable contract deposits..........   90,162     32,218          92      14,260       2,976     1,002
   Transfers of surrenders and death benefits...........   (1,273)        --          --          --          --        --
   Transfers of cost of insurance and policy charges....  (26,669)    (9,839)        (66)     (3,596)       (940)     (320)
   Transfers between subaccounts, including fixed
    interest subaccount.................................  225,889     13,393         421         108       4,240      (644)
                                                         --------    -------      ------     -------     -------    ------
Net increase in net assets resulting from capital
 share transactions.....................................  288,109     35,772         447      10,772       6,276        38
                                                         --------    -------      ------     -------     -------    ------
Net increase in net assets..............................  261,661     28,687         384       7,946       4,354      (131)
Net assets at beginning of year.........................   70,168     36,735       1,322      18,445       4,814     1,683
                                                         --------    -------      ------     -------     -------    ------
      Net assets at end of year......................... $331,829    $65,422      $1,706     $26,391     $ 9,168    $1,552
                                                         ========    =======      ======     =======     =======    ======


                            See accompanying notes

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 2000



                                                                                     Neuberger & Berman
                                            INVESCO Variable     Lazard Retirement   Advisors Management
                                            Investment Funds       Series, Inc.             Trust
                                           ------------------  --------------------  ------------------
                                                                                      Limited
                                           VIF--High VIF--Core Retirement Retirement Maturity              Strong
                                             Yield    Equity     Equity   Small Cap    Bond    Partners  Opportunity
                                             Fund      Fund    Portfolio  Portfolio  Portfolio Portfolio   Fund II
                                           --------- --------- ---------- ---------- --------- --------- -----------
Net investment income (loss):
   Dividend income........................  $    86   $    16    $  178    $  1,881   $  100    $    66    $    47
   Risk charge (Note 2)...................      (12)     (125)       (2)       (727)      (9)       (68)      (157)
                                            -------   -------    ------    --------   ------    -------    -------
Net investment income (loss)..............       74      (109)      176       1,154       91         (2)      (110)
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss) on
    investment transactions...............      (23)    1,151         2         426      (41)     1,135      4,351
   Increase (decrease) in unrealized
    appreciation on investments...........   (1,003)     (456)     (184)     17,938       88       (733)    (2,878)
                                            -------   -------    ------    --------   ------    -------    -------
Net realized and unrealized gain (loss) on
 investments..............................   (1,026)      695      (182)     18,364       47        402      1,473
                                            -------   -------    ------    --------   ------    -------    -------
Net increase in net assets resulting from
 operations...............................     (952)      586        (6)     19,518      138        400      1,363
Capital share transactions:
   Transfers of net variable contract
    deposits..............................    2,116    10,446        92      18,680      834     15,398      9,117
   Transfers of surrenders and death
    benefits..............................       --        --        --          --     (435)        --         --
   Transfers of cost of insurance and
    policy charges........................     (430)   (2,991)      (68)     (6,630)    (276)    (2,283)    (4,318)
   Transfers between subaccounts,
    including fixed interest
    subaccount............................    3,205     2,913       421     140,770      457       (353)     2,670
                                            -------   -------    ------    --------   ------    -------    -------
Net increase in net assets resulting from
 capital share transactions...............    4,891    10,368       445     152,820      580     12,762      7,469
                                            -------   -------    ------    --------   ------    -------    -------
Net increase in net assets................    3,939    10,954       439     172,338      718     13,162      8,832
Net assets at beginning of year...........    5,263     8,132     1,133       5,253    1,685      5,785     12,781
                                            -------   -------    ------    --------   ------    -------    -------
      Net assets at end of year...........  $ 9,202   $19,086    $1,572    $177,591   $2,403    $18,947    $21,613
                                            =======   =======    ======    ========   ======    =======    =======


                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 2000


                                                                       Strong
                                                                      Variable
                                                                      Insurance
                                                                     Funds, Inc.    Van Eck Worldwide Insurance Trust
                                                                     ----------- --------------------------------------
                                                                                           Worldwide Worldwide Worldwide
                                                                       Mid Cap   Worldwide Emerging    Hard      Real
                                                                       Growth      Bond     Markets   Assets    Estate
                                                                       Fund II     Fund      Fund      Fund      Fund
                                                                     ----------- --------- --------- --------- ---------
Net investment income (loss):
   Dividend income..................................................  $     --     $ 44     $    --   $    61   $   22
   Risk charge (Note 2).............................................      (517)      --         (92)      (49)      --
                                                                      --------     ----     -------   -------   ------
Net investment income (loss)........................................      (517)      44         (92)       12       22
Net realized and unrealized gain (loss) on investments:
   Net realized gain on investment transactions.....................    12,313       --       1,027       140       --
   Increase (decrease) in unrealized appreciation on investments....   (35,611)     (27)     (8,436)      360      173
                                                                      --------     ----     -------   -------   ------
Net realized and unrealized gain (loss) on investments..............   (23,298)     (27)     (7,409)      500      173
                                                                      --------     ----     -------   -------   ------
Net increase (decrease) in net assets resulting from operations.....   (23,815)      17      (7,501)      512      195
Capital share transactions:
   Transfers of net variable contract deposits......................    43,815       --       5,736     5,069      204
   Transfers of surrenders and death benefits.......................    (1,937)      --          --        --       --
   Transfers of cost of insurance and policy charges................   (14,532)      --      (1,626)   (1,288)    (114)
   Transfers between subaccounts, including fixed interest
    subaccount......................................................    53,970       --       5,420        --       24
                                                                      --------     ----     -------   -------   ------
Net increase in net assets resulting from capital share transactions    81,316       --       9,530     3,781      114
                                                                      --------     ----     -------   -------   ------
Net increase (decrease) in net assets...............................    57,501       17       2,029     4,293      309
Net assets at beginning of year.....................................    26,636      932       8,814     5,720      992
                                                                      --------     ----     -------   -------   ------
      Net assets at end of year.....................................  $ 84,137     $949     $10,843   $10,013   $1,301
                                                                      ========     ====     =======   =======   ======


                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 2000


                                                                        Variable Insurance    Variable Insurance
                                                                           Products Fund       Products Fund II
                                                                        ------------------  ---------------------
                                                                        Overseas   Growth   Contrafund
                                                                        Portfolio Portfolio Portfolio    Total
                                                                        --------- --------- ---------- ----------
Net investment income (loss):
   Dividend income.....................................................  $    --   $   --     $   --   $   37,775
   Risk charge (Note 2)................................................      (87)      (2)        (4)     (17,243)
                                                                         -------   ------     ------   ----------
Net investment income (loss)...........................................      (87)      (2)        (4)      20,532
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on investment transactions.................       (9)      (1)        --      155,885
   Decrease in unrealized appreciation on investments..................   (3,450)    (177)       (19)    (362,970)
                                                                         -------   ------     ------   ----------
Net realized and unrealized loss on investments........................   (3,459)    (178)       (19)    (207,085)
                                                                         -------   ------     ------   ----------
Net decrease in net assets resulting from operations...................   (3,546)    (180)       (23)    (186,553)
Capital share transactions:
   Transfers of net variable contract deposits.........................    6,204      420         95    2,480,792
   Transfers of surrenders and death benefits..........................       --       --         --      (23,886)
   Transfers of cost of insurance and policy charges...................     (528)    (220)       (82)    (324,783)
   Transfers between subaccounts, including fixed interest subaccount..   29,432    3,890      3,324       (9,030)
                                                                         -------   ------     ------   ----------
Net increase in net assets resulting from capital share transactions...   35,108    4,090      3,337    2,123,093
                                                                         -------   ------     ------   ----------
Net increase in net assets.............................................   31,562    3,910      3,314    1,936,540
Net assets at beginning of year........................................       --       --         --    1,237,289
                                                                         -------   ------     ------   ----------
      Net assets at end of year........................................  $31,562   $3,910     $3,314   $3,173,829
                                                                         =======   ======     ======   ==========



                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

                         Year ended December 31, 1999



                                                                         Investors Mark Series Fund
                                                     -----------------------------------------------------------------
                                                              Growth    Large   Small    Large    Intermediate  Mid
                                                               And       Cap     Cap      Cap        Fixed      Cap
                                                     Balanced Income    Value   Equity   Growth      Income    Equity
                                                     -------- -------  -------  ------  --------  ------------ -------
Net investment income (loss):
   Dividend income..................................  $   50  $   237  $   936  $   --  $     --     $  215    $   109
   Risk charge (Note 2).............................      --      (91)    (142)    (12)     (456)       (17)      (146)
                                                      ------  -------  -------  ------  --------     ------    -------
Net investment income (loss)........................      50      146      794     (12)     (456)       198        (37)
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss) on investment
    transactions....................................       8    1,729    1,417      80       310        (13)       136
   Increase (decrease) in unrealized appreciation
    on investments..................................      22     (353)  (6,240)  2,297    40,982       (221)     1,637
                                                      ------  -------  -------  ------  --------     ------    -------
Net realized and unrealized gain (loss) on
 investments........................................      30    1,376   (4,823)  2,377    41,292       (234)     1,773
                                                      ------  -------  -------  ------  --------     ------    -------
Net increase (decrease) in net assets resulting from
 operations.........................................      80    1,522   (4,029)  2,365    40,836        (36)     1,736
Capital share transactions:
   Transfers of net variable contract deposits......      --    5,045    1,536     799     1,835        176      3,701
   Transfers of surrenders and death benefits.......      --       --       --      --        --         --         --
   Transfers of cost of insurance and policy
    charges.........................................      --   (2,466)  (1,843)   (544)   (3,582)      (555)    (2,604)
   Transfers between subaccounts, including
    fixed interest subaccount.......................      --   24,376   45,566   4,166   166,276      2,982     42,240
                                                      ------  -------  -------  ------  --------     ------    -------
Net increase in net assets resulting from capital
 share transactions.................................      --   26,955   45,259   4,421   164,529      2,603     43,337
                                                      ------  -------  -------  ------  --------     ------    -------
Net increase in net assets..........................      80   28,477   41,230   6,786   205,365      2,567     45,073
Net assets at beginning of year.....................     976    1,029      998   1,073     1,061      1,000      1,058
                                                      ------  -------  -------  ------  --------     ------    -------
      Net assets at end of year.....................  $1,056  $29,506  $42,228  $7,859  $206,426     $3,567    $46,131
                                                      ======  =======  =======  ======  ========     ======    =======



                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 1999


                                                                  Investors Mark
                                                                   Series Fund       Berger Institutional Products Trust
                                                                -----------------  --------------------------------------
                                                                                           Large     Small
                                                                           Global           Cap     Company
                                                                 Money     Fixed   Growth  Growth   Growth   International
                                                                 Market    Income   Fund    Fund     Fund        Fund
                                                                ---------  ------  ------  -------  -------  -------------
Net investment income (loss):
   Dividend income............................................. $   2,339  $   69  $    1  $    --  $    --     $   152
   Risk charge (Note 2)........................................    (1,663)     --     (10)     (37)     (40)        (77)
                                                                ---------  ------  ------  -------  -------     -------
Net investment income (loss)...................................       676      69      (9)     (37)     (40)         75
Net realized and unrealized gain (loss) on investments:........
   Net realized gain on investment transactions................        --      --      63      289       45         191
   Increase (decrease) in unrealized appreciation on
    investments................................................        --     (72)  1,510    4,447    6,255       4,758
                                                                ---------  ------  ------  -------  -------     -------
Net realized and unrealized gain (loss) on investments.........               (72)  1,573    4,736    6,300       4,949
                                                                ---------  ------  ------  -------  -------     -------
Net increase (decrease) in net assets resulting from operations       676      (3)  1,564    4,699    6,260       5,024
Capital share transactions:
   Transfers of net variable contract deposits.................   986,922      --   1,023    3,647    2,398       5,278
   Transfers of surrenders and death benefits..................        --      --      --      (73)      --          --
   Transfers of cost of insurance and policy charges...........   (41,858)     --    (400)  (2,081)    (737)     (3,402)
   Transfers between subaccounts, including fixed interest
    subaccount.................................................  (747,209)     --   2,447   10,803    5,344      19,389
                                                                ---------  ------  ------  -------  -------     -------
Net increase in net assets resulting from capital share
 transactions..................................................   197,855      --   3,070   12,296    7,005      21,265
                                                                ---------  ------  ------  -------  -------     -------
Net increase (decrease) in net assets..........................   198,531      (3)  4,634   16,995   13,265      26,289
Net assets at beginning of year................................     1,000   1,003   1,069    1,093    1,134       1,061
                                                                ---------  ------  ------  -------  -------     -------
      Net assets at end of year................................ $ 199,531  $1,000  $5,703  $18,088  $14,399     $27,350
                                                                =========  ======  ======  =======  =======     =======


                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 1999


                                                                                                      The Alger American
                                                                       Conseco Series Trust                  Fund
                                                             ---------------------------------------  ------------------
                                                                                   Fixed   Government           Leveraged
                                                             Balanced   Equity    Income   Securities  Growth    AllCap
                                                             Portfolio Portfolio Portfolio Portfolio  Portfolio Portfolio
                                                             --------- --------- --------- ---------- --------- ---------
Net investment income (loss):
   Dividend income..........................................  $   254   $     2   $   88     $  54    $     12   $    --
   Risk charge (Note 2).....................................      (53)      (85)      (4)       --        (430)     (113)
                                                              -------   -------   ------     -----    --------   -------
Net investment income (loss)................................      201       (83)      84        54        (418)     (113)
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on investment transactions......    2,900     7,689       (2)       22         889     1,924
   Increase (decrease) in unrealized appreciation on
    investments.............................................      300      (337)     (90)     (100)     30,707    12,422
                                                              -------   -------   ------     -----    --------   -------
Net realized and unrealized gain (loss) on investments......    3,200     7,352      (92)      (78)     31,596    14,346
                                                              -------   -------   ------     -----    --------   -------
Net increase (decrease) in net assets resulting from
 operations.................................................    3,401     7,269       (8)      (24)     31,178    14,233
Capital share transactions:
   Transfers of net variable contract deposits..............   11,298     8,508      383        --      32,244    19,392
   Transfers of surrenders and death benefits...............       --      (329)      --        --        (961)     (965)
   Transfers of cost of insurance and policy charges........   (2,270)   (2,173)     (97)       --     (10,092)   (7,034)
   Transfers between subaccounts, including fixed interest
    subaccount..............................................    4,672    12,451      332        --     132,347    28,921
                                                              -------   -------   ------     -----    --------   -------
Net increase in net assets resulting from capital share
 transactions...............................................   13,700    18,457      618        --     153,538    40,314
                                                              -------   -------   ------     -----    --------   -------
Net increase (decrease) in net assets.......................   17,101    25,726      610       (24)    184,716    54,547
Net assets at beginning of year.............................    1,048     1,100    1,001       996       1,102     1,138
                                                              -------   -------   ------     -----    --------   -------
      Net assets at end of year.............................  $18,149   $26,826   $1,611     $ 972    $185,818   $55,685
                                                              =======   =======   ======     =====    ========   =======



                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 1999


                                                           The Alger American       American Century Variable
                                                                  Fund                  Portfolios, Inc.
                                                        -----------------------  ------------------------------    Dreyfus
                                                                                   VP                             Socially
                                                         MidCap       Small      Income                          Responsible
                                                         Growth   Capitalization  and          VP         VP       Growth
                                                        Portfolio   Portfolio    Growth   International  Value   Fund, Inc.
                                                        --------- -------------- -------  ------------- -------  -----------
Net investment loss:
   Dividend income.....................................  $    --      $   --     $    --     $   --     $    10    $     2
   Risk charge (Note 2)................................      (41)        (20)       (147)        (1)        (37)       (51)
                                                         -------      ------     -------     ------     -------    -------
Net investment loss....................................      (41)        (20)       (147)        (1)        (27)       (49)
Net realized and unrealized gain (loss) on investments:
   Net realized gain on investment transactions........      327         498         326         11          62      1,159
   Increase (decrease) in unrealized appreciation on
    investments........................................    2,917       1,491       4,694        884      (1,185)     1,444
                                                         -------      ------     -------     ------     -------    -------
Net realized and unrealized gain (loss) on investments.    3,244       1,989       5,020        895      (1,123)     2,603
                                                         -------      ------     -------     ------     -------    -------
Net increase (decrease) in net assets resulting from
 operations............................................    3,203       1,969       4,873        894      (1,150)     2,554
Capital share transactions:
   Transfers of net variable contract deposits.........    4,981       1,484      15,206        509       3,633      6,935
   Transfers of surrenders and death benefits..........     (316)         --         (65)        --          --       (208)
   Transfers of cost of insurance and policy charges...   (2,655)       (513)     (5,277)      (232)       (673)    (2,764)
   Transfers between subaccounts, including fixed
    interest subaccount................................   13,485       4,919      42,789        206      18,451     10,440
                                                         -------      ------     -------     ------     -------    -------
Net increase in net assets resulting from capital share
 transactions..........................................   15,495       5,890      52,653        483      21,411     14,403
                                                         -------      ------     -------     ------     -------    -------
Net increase in net assets.............................   18,698       7,859      57,526      1,377      20,261     16,957
Net assets at beginning of year........................    1,118       1,114       1,048      1,079         993      1,061
                                                         -------      ------     -------     ------     -------    -------
      Net assets at end of year........................  $19,816      $8,973     $58,574     $2,456     $21,254    $18,018
                                                         =======      ======     =======     ======     =======    =======




                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 1999

                                                                      Dreyfus Variable
                                                                       Investment Fund        Federated Insurance Series
                                                                  ------------------------- -----------------------------
                                                         Dreyfus                             High
                                                          Stock   Disciplined International Income   International
                                                          Index      Stock        Value      Bond       Equity     Utility
                                                          Fund     Portfolio    Portfolio   Fund II     Fund II    Fund II
                                                         -------  ----------- ------------- -------  ------------- -------
Net investment income (loss):
   Dividend income...................................... $   349    $   134      $   10     $    79     $   --     $   25
   Risk charge (Note 2).................................    (169)       (75)         --         (36)        (7)        (2)
                                                         -------    -------      ------     -------     ------     ------
Net investment income (loss)............................     180         59          10          43         (7)        23
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on investment transactions..     695        387         102         (70)        44         50
   Increase (decrease) in unrealized appreciation on
    investments.........................................   4,265      3,678         176         393      1,950        (53)
                                                         -------    -------      ------     -------     ------     ------
Net realized and unrealized gain (loss) on investments..   4,960      4,065         278         323      1,994         (3)
                                                         -------    -------      ------     -------     ------     ------
Net increase in net assets resulting from operations....   5,140      4,124         288         366      1,987         20
Capital share transactions:
   Transfers of net variable contract deposits..........  21,652        519          --          --        329        732
   Transfers of surrenders and death benefits...........      --         --          --          --         --         --
   Transfers of cost of insurance and policy charges....  (4,938)    (2,281)         --        (892)      (152)      (277)
   Transfers between subaccounts, including fixed
    interest subaccount.................................  47,267     33,312          --      17,974      1,556        176
                                                         -------    -------      ------     -------     ------     ------
Net increase in net assets resulting from capital share
 transactions...........................................  63,981     31,550          --      17,082      1,733        631
                                                         -------    -------      ------     -------     ------     ------
Net increase in net assets..............................  69,121     35,674         288      17,448      3,720        651
Net assets at beginning of year.........................   1,047      1,061       1,034         997      1,094      1,032
                                                         -------    -------      ------     -------     ------     ------
      Net assets at end of year......................... $70,168    $36,735      $1,322     $18,445     $4,814     $1,683
                                                         =======    =======      ======     =======     ======     ======





                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 1999

                                                                               Neuberger & Berman
                                      INVESCO Variable     Lazard Retirement   Advisors Management
                                      Investment Funds       Series, Inc.             Trust
                                     ------------------  --------------------  ------------------
                                                                                Limited
                                     VIF--High VIF--Core Retirement Retirement Maturity              Strong
                                       Yield    Equity     Equity   Small Cap    Bond    Partners  Opportunity
                                       Fund      Fund    Portfolio  Portfolio  Portfolio Portfolio   Fund II
                                     --------- --------- ---------- ---------- --------- --------- -----------
Net investment income (loss):
   Dividend income..................  $  359    $   94     $    7     $    8    $   56    $   13     $   135
   Risk charge (Note 2).............      (8)      (14)        --        (13)       (1)      (13)        (35)
                                      ------    ------     ------     ------    ------    ------     -------
Net investment income (loss)........     351        80          7         (5)       55        --         100
Net realized and unrealized gain
 (loss) on investments:
   Net realized gain (loss) on
    investment transactions.........      (3)       86         33        106        (6)       31         177
   Increase (decrease) in
    unrealized appreciation on
    investments.....................    (118)      583         46        (32)      (32)      301       1,448
                                      ------    ------     ------     ------    ------    ------     -------
Net realized and unrealized gain
 (loss) on investments..............    (121)      669         79         74       (38)      332       1,625
                                      ------    ------     ------     ------    ------    ------     -------
Net increase in net assets resulting
 from operations....................     230       749         86         69        17       332       1,725
Capital share transactions:
   Transfers of net variable
    contract deposits...............      --        78         --        366       284     1,807       2,447
   Transfers of surrenders and
    death benefits..................      --        --         --         --        --        --        (139)
   Transfers of cost of insurance
    and policy charges..............     (37)     (436)        --       (382)     (109)     (667)     (1,114)
   Transfers between
    subaccounts, including
    fixed interest subaccount.......   4,077     6,715         --      4,181       494     3,294       8,819
                                      ------    ------     ------     ------    ------    ------     -------
Net increase in net assets resulting
 from capital share transactions....   4,040     6,357         --      4,165       669     4,434      10,013
                                      ------    ------     ------     ------    ------    ------     -------
Net increase in net assets..........   4,270     7,106         86      4,234       686     4,766      11,738
Net assets at beginning of year.....     993     1,026      1,047      1,019       999     1,019       1,043
                                      ------    ------     ------     ------    ------    ------     -------
      Net assets at end of year.....  $5,263    $8,132     $1,133     $5,253    $1,685    $5,785     $12,781
                                      ======    ======     ======     ======    ======    ======     =======

                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         Year ended December 31, 1999


                                                         Strong
                                                        Variable
                                                        Insurance
                                                         Funds,
                                                          Inc.       Van Eck Worldwide Insurance Trust
                                                        --------- --------------------------------------
                                                                            Worldwide Worldwide Worldwide
                                                         Mid Cap  Worldwide Emerging    Hard      Real
                                                         Growth     Bond     Markets   Assets    Estate
                                                         Fund II    Fund      Fund      Fund      Fund      Total
                                                        --------- --------- --------- --------- --------- ----------
Net investment income (loss):
   Dividend income.....................................  $     2   $   39    $   --    $   15    $   21   $    5,876
   Risk charge (Note 2)................................      (36)      --       (11)      (12)       --       (4,105)
                                                         -------   ------    ------    ------    ------   ----------
Net investment income (loss)...........................      (34)      39       (11)        3        21        1,771
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain on investment transactions........      415       17       100        47        --       22,271
   Increase (decrease) in unrealized appreciation on
    investments........................................    6,338     (135)    3,382       170       (42)     130,487
                                                         -------   ------    ------    ------    ------   ----------
Net realized and unrealized gain (loss) on
 investments...........................................    6,753     (118)    3,482       217       (42)     152,758
                                                         -------   ------    ------    ------    ------   ----------
Net increase (decrease) in net assets resulting from
 operations............................................    6,719      (79)    3,471       220       (21)     154,529
Capital share transactions:
   Transfers of net variable contract deposits.........    6,788       --       122         4        --    1,152,061
   Transfers of surrenders and death benefits..........      (75)      --        --        --        --       (3,131)
   Transfers of cost of insurance and policy charges...   (2,675)      --      (302)     (441)       --     (108,555)
   Transfers between subaccounts, including fixed
    interest subaccount................................   14,753       --     4,500     4,948        --       (2,541)
                                                         -------   ------    ------    ------    ------   ----------
Net increase in net assets resulting from capital share
 transactions..........................................   18,791       --     4,320     4,511        --    1,037,834
                                                         -------   ------    ------    ------    ------   ----------
Net increase (decrease) in net assets..................   25,510      (79)    7,791     4,731       (21)   1,192,363
Net assets at beginning of year........................    1,126    1,011     1,023       989     1,013       44,926
                                                         -------   ------    ------    ------    ------   ----------
      Net assets at end of year........................  $26,636   $  932    $8,814    $5,720    $  992   $1,237,289
                                                         =======   ======    ======    ======    ======   ==========


                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 2001

1. Summary of Significant Accounting Policies

  Organization

   BMA Variable Life Account A (the Account) is a separate account of Business Men's Assurance Company of America (BMA) established to fund flexible premium variable life insurance policies. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.

  Investments

   Deposits received by the Account are invested in 43 separate subaccounts, each of which invests solely in the various funds (mutual funds not otherwise available to the public) as directed by the owners. Amounts may be invested in shares of the following portfolios:

   Investors Mark Series Fund: Balanced, Growth and Income, Large Cap Value, Small Cap Equity, Large Cap Growth, Intermediate Fixed Income, Mid Cap Equity, Money Market and Global Fixed Income.

   Berger Institutional Products Trust (Berger IPT): Growth Fund, Large Cap Growth Fund, Small Company Growth Fund and International Fund.

   Conseco Series Trust: Balanced Portfolio, Equity Portfolio, Fixed Income Portfolio and Government Securities Portfolio.

   The Alger American Fund: Growth Portfolio, Leveraged AllCap Portfolio, MidCap Growth Portfolio and Small Capitalization Portfolio.

   American Century Variable Portfolios, Inc.: VP Income and Growth, VP International and VP Value.

   Dreyfus Socially Responsible Growth Fund, Inc.

   Dreyfus Stock Index Fund.

   Dreyfus Variable Investment Fund: Disciplined Stock Portfolio and International Value Portfolio.

   Federated Insurance Series: High Income Bond Fund II, International Equity Fund II and Utility Fund II.

   INVESCO Variable Investment Funds: VIF--High Yield Fund and VIF--Core Equity Fund.

   Lazard Retirement Series, Inc.: Retirement Equity Portfolio and Retirement Small Cap Portfolio.

   Neuberger & Berman Advisors Management Trust: Limited Maturity Bond Portfolio and Partners Portfolio.

   Strong Opportunity Fund II.

   Strong Variable Insurance Funds, Inc.: Mid Cap Growth Fund II.

   Van Eck Worldwide Insurance Trust: Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund.

   Variable Insurance Products Fund (VIP): Fidelity VIP Overseas Portfolio and Fidelity VIP Growth Portfolio.

   Variable Insurance Products Funds II (VIP II): Fidelity VIP II Contrafund Portfolio.

  Management of the Funds

   Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual funds of Investors Mark Series Fund are made by Investors Mark Advisors, LLC (IMA), which is owned by Jones &

                          BMA VARIABLE LIFE ACCOUNT A

Babson, Inc., a wholly-owned subsidiary of BMA. IMA has engaged Standish Mellon Asset Management Company, LLC to provide subadvisory services for the Intermediate Fixed Income Portfolio, the Mid Cap Equity Portfolio, the Money Market Portfolio, and the Global Fixed Income Portfolio. IMA has engaged Stein Roe & Farnam, Inc. to provide subadvisory services for the Small Cap Equity Portfolio and the Large Cap Growth Portfolio. IMA has engaged David L. Babson & Co., Inc. to provide subadvisory services for the Large Cap Value Portfolio. IMA has engaged Lord Abbett to provide subadvisory services for the Growth and Income Portfolio. IMA has engaged Kornitzer Capital Management, Inc. to provide subadvisory services for the Balanced Portfolio.

   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger Financial Group LLC is the investment advisor to all portfolios. Berger Financial Group LLC has retained Bank of Ireland Asset Management (U.S.) as subadviser to the Berger IPT--International Fund.

   Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Capital Management, Inc. is the investment advisor to the portfolios.

   The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as investment advisor.

   American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc.

   The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment advisor and to provide day-to-day management of the fund's investments.

   The Dreyfus Corporation serves as the Dreyfus Stock Index Fund's manager. Dreyfus has hired an affiliate, Mellon Equity Associates, to serve as the fund's index fund manager and to provide day-to-day management of the fund's investments.

   The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment advisor.

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Advisors is the investment advisor.

   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment advisor.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, is the investment manager for each portfolio.

   Each portfolio of Neuberger & Berman Advisers Management Trust invests in a corresponding series of Advisors Managers Trust. All series of Advisors Managers Trust are managed by Neuberger & Berman Management, Inc.

   Strong Opportunity Fund II is a mutual fund managed by Strong Capital Management, Inc.

                          BMA VARIABLE LIFE ACCOUNT A

   Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment advisor.

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios managed by Van Eck Associates Corporation.

   Variable Insurance Products Fund and Variable Insurance Products Fund II are each mutual funds managed by Fidelity Management and Research Company.

  Investment Valuation

   Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). The first-in, first-out method is used to determine gains and losses. Security transactions are accounted for on the trade date, and dividend income from the funds to the Account is recorded on the ex-dividend date and reinvested upon receipt. Capital gain distributions from the mutual funds to the Account also are reinvested upon receipt.

   The cost of investments purchased and proceeds from investment securities sold by each subaccount were as follows:

                                          Year ended           Year ended
                                      December 31, 2001     December 31, 2000
                                     -------------------- ---------------------
                                      Cost of   Proceeds   Cost of    Proceeds
                                     Purchases from Sales Purchases  from Sales
                                     --------- ---------- ---------- ----------
Investors Mark Series Fund:
   Balanced......................... $ 57,509   $    434  $      280 $       --
   Growth and Income................  158,383      7,946     116,087     10,987
   Large Cap Value..................   42,022      5,754      47,580      3,467
   Small Cap Equity.................   98,880      5,946      68,579      5,012
   Large Cap Growth.................  100,958     15,901     211,038     15,785
   Intermediate Fixed Income........   77,640      4,526      61,779      3,138
   Mid Cap Equity...................   85,442      6,642      94,480     21,450
   Money Market.....................  986,779    750,401   1,440,157  1,567,488
   Global Fixed Income..............    4,730        347         119         --
Berger Institutional Products Trust:
   Growth Fund......................      317      1,279       3,624      1,081
   Large Cap Growth Fund............    9,613     12,217      73,771     12,729
   Small Company Growth Fund........   12,120      8,555      27,054      7,043
   International Fund...............  130,599     17,481     333,557     41,775
Conseco Series Trust:
   Balanced Portfolio...............    5,400     17,078      15,850      4,029
   Equity Portfolio.................   12,750     11,434      24,068      4,848
   Fixed Income Portfolio...........      490        109         712         --
   Government Securities Portfolio..       58         46         126         29
The Alger American Fund:
   Growth Portfolio.................  122,984     19,730     164,027     24,076
   Leveraged AllCap Portfolio.......  104,683     18,993     145,801     17,960
   MidCap Growth Portfolio..........  165,394     10,302     102,796      4,364
   Small Capitalization Portfolio...    2,395        782       8,153      1,096

                          BMA VARIABLE LIFE ACCOUNT A

                                                    Year ended            Year ended
                                                 December 31, 2001     December 31, 2000
                                               --------------------- ---------------------
                                                Cost of    Proceeds   Cost of    Proceeds
                                               Purchases  from Sales Purchases  from Sales
                                               ---------- ---------- ---------- ----------
American Century Variable Portfolios, Inc.:
   VP Income and Growth....................... $  123,047 $   27,342 $  272,832 $    9,770
   VP International...........................      6,089      8,281     59,431     12,073
   VP Value...................................     81,692      5,038     30,190      2,559
Dreyfus Socially Responsible Growth Fund, Inc.     10,012     15,831     31,436      6,219
Dreyfus Stock Index Fund......................    144,906      7,421    312,428     18,750
Dreyfus Variable Investment Fund:
   Disciplined Stock Portfolio................     21,430     32,541     43,652      7,482
   International Value Portfolio..............        110        482        642         30
Federated Insurance Series:
   High Income Bond Fund II...................      3,549     27,172     17,196      3,782
   International Equity Fund II...............      3,389      4,046      7,735        232
   Utility Fund II............................        289        352        902        792
INVESCO Variable Investment Funds:
   VIF--High Yield Fund.......................      3,435        676      5,145        170
   VIF--Core Equity Fund......................     32,869     15,517     13,027      1,552
Lazard Retirement Series, Inc.:
   Retirement Equity Portfolio................         56        472        654         32
   Retirement Small Cap Portfolio.............     31,632      8,082    158,044      4,274
Neuberger & Berman Advisors Management Trust:
   Limited Maturity Bond Portfolio............        149        383      1,407        720
   Partners Portfolio.........................      1,170     15,816     15,687      1,593
Strong Opportunity Fund II....................     21,534      5,340     26,646     16,769
Strong Variable Insurance Funds, Inc.:
   Mid Cap Growth Fund II.....................     21,213     23,088    100,442     13,183
Van Eck Worldwide Insurance Trust:
   Worldwide Bond Fund........................         40         --         44         --
   Worldwide Emerging Markets Fund............      1,097      8,018     12,322      2,881
   Worldwide Hard Assets Fund.................        107      1,483      5,133      1,325
   Worldwide Real Estate Fund.................        137         37        136         --
Variable Insurance Products Fund (VIP):
   Fidelity VIP Overseas Portfolio............     22,530      1,793     35,176        131
   Fidelity VIP Growth Portfolio..............     86,041      9,592      4,087          8
Variable Insurance Products Fund II (VIP II):
   Fidelity VIP II Contrafund Portfolio.......     28,493      2,936      3,338          5
                                               ---------- ---------- ---------- ----------
       Total.................................. $2,824,162 $1,137,642 $4,097,370 $1,850,689
                                               ========== ========== ========== ==========

  Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the operations of BMA, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Account's net investment income or net realized gain on investments. Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by BMA in the future, a charge to the Account may be assessed.

                          BMA VARIABLE LIFE ACCOUNT A

  Use of Estimates

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Variable Life Contract Charges

   The Account pays BMA certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by BMA.

   Premium Charges: BMA deducts a premium charge from each premium payment of 5.5% of all premiums in the first through the 10th policy year and 4.0% of all premiums in the 11th and later policy years.

   Risk Charge: BMA deducts a risk charge each month of .80%, on an annual basis, of the accumulation value in the separate account for the first through 10th policy year and .40%, on an annual basis, of the accumulation value in the separate account for the 11th policy year and thereafter.

   Policy Charges: The Account deducts a policy charge of $25 per month in the first policy year and $5 per month thereafter.

   Cost of Insurance: A deduction for cost of insurance and cost of any riders also is made monthly. This charge will depend on the specified amount, the accumulation value and the sex, age and rate class of the primary insured.

   Surrender Charge: A surrender charge will be imposed in the event of a partial or full surrender in excess of 10% of the unloaned accumulation value. The surrender charge will depend on the sex, age and rate class of the primary insured. In addition, a fee of $25 will be assessed for partial surrender in excess of 10% of the unloaned accumulation values.

   Charges retained by BMA from the proceeds of sales of variable life contracts aggregated $28,700 and $17,243 during the years ended December 31, 2001 and 2000, respectively.

3. Summary of Unit Transactions

   Transactions in units of each subaccount were as follows:

                                                             Net
                                          Units   Units    Increase
                                          Sold   Redeemed (Decrease)
                                          ------ -------- ----------
            Year ended December 31, 2001
            Investors Mark Series Fund:
               Balanced..................  5,119     171     4,948
               Growth and Income......... 12,121   1,589    10,532
               Large Cap Value...........  4,040     966     3,074
               Small Cap Equity..........  6,866     846     6,020
               Large Cap Growth..........  9,910   2,780     7,130
               Intermediate Fixed Income.  6,370     658     5,712
               Mid Cap Equity............  6,711   1,248     5,463
               Money Market.............. 97,206  77,069    20,137
               Global Fixed Income.......    401      32       369

                          BMA VARIABLE LIFE ACCOUNT A

                                                                     Net
                                                  Units   Units    Increase
                                                  Sold   Redeemed (Decrease)
                                                  ------ -------- ----------
   Berger Institutional Products Trust:
      Growth Fund................................     50    153       (103)
      Large Cap Growth Fund......................    905  1,206       (301)
      Small Company Growth Fund..................    582    429        153
      International Fund......................... 12,546  4,044      8,502
   Conseco Series Trust:
      Balanced Portfolio.........................    501  1,377       (876)
      Equity Portfolio...........................    902    856         46
      Fixed Income Portfolio.....................     40     19         21
      Government Securities Portfolio............     --      4         (4)
   The Alger American Fund:
      Growth Portfolio...........................  9,864  3,746      6,118
      Leveraged AllCap Portfolio.................  8,680  2,822      5,858
      MidCap Growth Portfolio....................  7,950  1,654      6,296
      Small Capitalization Portfolio.............    274    118        156
   American Century Variable Portfolios, Inc.:
      VP Income and Growth....................... 13,749  4,728      9,021
      VP International...........................    261    778       (517)
      VP Value...................................  7,272  1,134      6,138
   Dreyfus Socially Responsible Growth Fund, Inc.  1,221  1,879       (658)
   Dreyfus Stock Index Fund...................... 16,880  4,387     12,493
   Dreyfus Variable Investment Fund:
      Disciplined Stock Portfolio................  2,393  3,293       (900)
      International Value Portfolio..............      6     40        (34)
   Federated Insurance Series:
      High Income Bond Fund II...................      5  2,748     (2,743)
      International Equity Fund II...............    196    355       (159)
      Utility Fund II............................     22     36        (14)
   INVESCO Variable Investment Funds:
      VIF--High Yield Fund.......................    374    172        202
      VIF--Core Equity Fund......................  3,115  1,601      1,514
   Lazard Retirement Series, Inc.:
      Retirement Equity Portfolio................      6     45        (39)
      Retirement Small Cap Portfolio.............  2,706  1,077      1,629
   Neuberger & Berman Advisors Management Trust:
      Limited Maturity Bond Portfolio............     --     32        (32)
      Partners Portfolio.........................    194  1,605     (1,411)
   Strong Opportunity Fund II....................  1,041    326        715
   Strong Variable Insurance Funds, Inc.:
      Mid Cap Growth Fund II.....................  1,761  2,030       (269)
   Van Eck Worldwide Insurance Trust:
      Worldwide Bond Fund........................     --     --         --
      Worldwide Emerging Markets Fund............     69    714       (645)
      Worldwide Hard Assets Fund.................      1    121       (120)
      Worldwide Real Estate Fund.................     15     10          5

                          BMA VARIABLE LIFE ACCOUNT A

                                                                      Net
                                                   Units   Units    Increase
                                                   Sold   Redeemed (Decrease)
                                                  ------- -------- ----------
   Variable Insurance Products Fund (VIP):
      Fidelity VIP Overseas Portfolio............   2,920     665     2,255
      Fidelity VIP Growth Portfolio..............  12,137   1,632    10,505
   Variable Insurance Products Fund II (VIP II):
      Fidelity VIP II Contrafund Portfolio.......   3,508     386     3,122
   Year ended December 31, 2000
   Investors Mark Series Fund:
      Balanced...................................      37      19        18
      Growth and Income..........................   9,929     996     8,933
      Large Cap Value............................   5,269     726     4,543
      Small Cap Equity...........................   3,013     310     2,703
      Large Cap Growth...........................  13,560   1,464    12,096
      Intermediate Fixed Income..................   5,850     406     5,444
      Mid Cap Equity.............................   6,208   1,008     5,200
      Money Market............................... 128,236 140,727   (12,491)
      Global Fixed Income........................      --      --        --
   Berger Institutional Products Trust:
      Growth Fund................................     230      86       144
      Large Cap Growth Fund......................   3,737     578     3,159
      Small Company Growth Fund..................     980     137       843
      International Fund.........................  24,905   1,899    23,006
   Conseco Series Trust:
      Balanced Portfolio.........................     812     285       527
      Equity Portfolio...........................     966     305       661
      Fixed Income Portfolio.....................      76      20        56
      Government Securities Portfolio............      14      10         4
   The Alger American Fund:
      Growth Portfolio...........................   9,676   2,643     7,033
      Leveraged AllCap Portfolio.................   7,741   1,319     6,422
      MidCap Growth Portfolio....................   6,193     635     5,558
      Small Capitalization Portfolio.............     376     115       261
   American Century Variable Portfolios, Inc.:
      VP Income and Growth.......................  24,152   2,044    22,108
      VP International...........................   2,732     159     2,573
      VP Value...................................   3,238     487     2,751
   Dreyfus Socially Responsible Growth Fund, Inc.   2,604     791     1,813
   Dreyfus Stock Index Fund......................  25,645   2,474    23,171
   Dreyfus Variable Investment Fund:
      Disciplined Stock Portfolio................   3,594     817     2,777
      International Value Portfolio..............      40       6        34
   Federated Insurance Series:
      High Income Bond Fund II...................   1,422     387     1,035
      International Equity Fund II...............     409      57       352
      Utility Fund II............................      95      93         2

                          BMA VARIABLE LIFE ACCOUNT A

                                                                     Net
                                                  Units   Units    Increase
                                                  Sold   Redeemed (Decrease)
                                                  ------ -------- ----------
    INVESCO Variable Investment Funds:
       VIF--High Yield Fund......................    518    42         476
       VIF--Core Equity Fund.....................  1,103   255         848
    Lazard Retirement Series, Inc.:
       Retirement Equity Portfolio...............     45     6          39
       Retirement Small Cap Portfolio............ 13,841   613      13,228
    Neuberger & Berman Advisors Management Trust:
       Limited Maturity Bond Portfolio...........    127    71          56
       Partners Portfolio........................  1,436   251       1,185
    Strong Opportunity Fund II...................    835   304         531
    Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II....................  4,134   767       3,367
    Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund.......................     --    --          --
       Worldwide Emerging Markets Fund...........    590   102         488
       Worldwide Hard Assets Fund................    386   110         276
       Worldwide Real Estate Fund................     21    10          11
    Variable Insurance Products Fund (VIP):
       Fidelity VIP Overseas Portfolio...........  3,779    68       3,711
       Fidelity VIP Growth Portfolio.............    493    26         467
    Variable Insurance Products Fund II (VIP II):
       Fidelity VIP II Contrafund Portfolio......    365     9         356

                                              Units   Units     Net
                                              Sold   Redeemed Increase
                                              ------ -------- --------
         Year ended December 31, 1999
         Investors Mark Series Fund:
            Balanced.........................     --      --       --
            Growth and Income................  2,577     223    2,354
            Large Cap Value..................  4,274     191    4,083
            Small Cap Equity.................    394      43      351
            Large Cap Growth................. 14,020     319   13,701
            Intermediate Fixed Income........    313      56      257
            Mid Cap Equity...................  4,408     269    4,139
            Money Market..................... 95,438  76,529   18,909
            Global Fixed Income..............     --      --       --
         Berger Institutional Products Trust:
            100 Fund.........................    288      33      255
            Growth and Income Fund...........  1,081     155      926
            Small Company Growth Fund........    613      51      562
            International Fund...............  2,221     302    1,919
         Conseco Series Trust:
            Asset Allocation Portfolio.......  1,436     223    1,213
            Common Stock Portfolio...........  1,704     196    1,508
            Corporate Bond Portfolio.........     71      10       61
            Government Securities Portfolio..     --      --       --

                          BMA VARIABLE LIFE ACCOUNT A

                                                   Units   Units     Net
                                                   Sold   Redeemed Increase
                                                   ------ -------- --------
    The Alger American Fund:
       Growth Portfolio........................... 13,167   875     12,292
       Leveraged AllCap Portfolio.................  3,087   499      2,588
       MidCap Growth Portfolio....................  1,476   240      1,236
       Small Capitalization Portfolio.............    498    42        456
    American Century Variable Portfolios, Inc.:
       VP Income and Growth.......................  5,060   476      4,584
       VP International...........................     58    18         40
       VP Value...................................  2,122    69      2,053
    Dreyfus Socially Responsible Growth Fund, Inc.  1,428   243      1,185
    Dreyfus Stock Index Fund......................  5,859   458      5,401
    Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio................  2,994   201      2,793
       International Value Portfolio..............     --    --         --
    Federated Insurance Series:
       High-Income Bond Fund II...................  1,800    92      1,708
       International Equity Fund II...............    151    11        140
       Utility Fund II............................     86    26         60
    INVESCO Variable Investment Funds:
       High Yield Portfolio.......................    390     5        385
       Industrial Income Portfolio................    624    38        586
    Lazard Retirement Series, Inc.:
       Retirement Equity Portfolio................     --    --         --
       Retirement Small Cap Portfolio.............    428    37        391
    Neuberger & Berman Advisors Management Trust:
       Limited Maturity Bond Portfolio............     77    11         66
       Partners Portfolio.........................    492    65        427
    Strong Opportunity Fund II....................    910   104        806
    Strong Variable Insurance Funds, Inc.:
       Growth Fund II.............................  1,308   165      1,143
    Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund........................     --    --         --
       Worldwide Emerging Markets Fund............    356    21        335
       Worldwide Hard Assets Fund.................    423    40        383
       Worldwide Real Estate Fund.................     --    --         --

                          BMA VARIABLE LIFE ACCOUNT A

4. Unit Fair Values

   The Company sells two different variable life products which have unique combinations of features and fees that are charged against the contract owner's account balance. All charges are assessed through the redemption of units. Unit value information and financial ratios for each subaccount are as follows:

                                                      Unit              Investment
                                                      Fair                Income   Expense   Total
                                               Units  Value  Net Assets   Ratio*   Ratio** Return***
                                               ------ ------ ---------- ---------- ------- ---------
Year ended December 31, 2001
Investors Mark Series Fund:
   Balanced...................................  5,066 $11.85  $ 60,050    10.56%     N/A      3.54%
   Growth and Income.......................... 21,920  13.02   285,467     0.73      N/A     (6.58)
   Large Cap Value............................ 11,799  10.81   127,531     1.39      N/A     (1.59)
   Small Cap Equity...........................  9,176  15.31   140,432     0.00      N/A     (9.72)
   Large Cap Growth........................... 33,026   9.93   327,858     0.00      N/A    (24.56)
   Intermediate Fixed Income.................. 11,514  11.88   136,731     6.28      N/A      7.21
   Mid Cap Equity............................. 14,902  13.45   200,458     0.30      N/A     (2.70)
   Money Market............................... 26,657  11.53   307,429     3.46      N/A      3.77
   Global Fixed Income........................    468  11.43     5,352     8.29      N/A      4.42
Berger Institutional Products Trust:
   Growth Fund................................    395   8.95     3,540     0.00      N/A    (32.51)
   Large Cap Growth Fund......................  3,882  11.78    45,729     0.41      N/A    (25.26)
   Small Company Growth Fund..................  1,658  13.53    22,425     0.00      N/A    (33.47)
   International Fund......................... 33,523   9.69   324,787     1.12      N/A    (20.27)
Conseco Series Trust:
   Balanced Portfolio.........................    963  13.86    13,348     3.15      N/A     (6.60)
   Equity Portfolio...........................  2,314  15.39    35,614     0.38      N/A    (10.30)
   Fixed Income Portfolio.....................    234  11.96     2,795     5.92      N/A      8.84
   Government Securities Portfolio............    100  11.55     1,153     4.59      N/A      6.13
The Alger American Fund:
   Growth Portfolio........................... 25,541  11.27   287,887     0.23      N/A    (11.81)
   Leveraged AllCap Portfolio................. 14,962  13.10   196,061     0.00      N/A    (15.93)
   MidCap Growth Portfolio.................... 13,185  15.15   199,697     0.00      N/A     (6.52)
   Small Capitalization Portfolio.............    972   8.30     8,066     0.05      N/A    (29.51)
American Century Variable Portfolios, Inc.:
   VP Income and Growth....................... 35,812  10.25   366,944     0.84      N/A     (8.35)
   VP International...........................  2,199  10.18    22,395     0.10      N/A    (29.17)
   VP Value................................... 11,043  13.16   145,294     0.85      N/A     12.82
Dreyfus Socially Responsible Growth Fund, Inc.  2,437   9.67    23,560     0.06      N/A    (22.57)
Dreyfus Stock Index Fund...................... 41,161  10.16   418,358     1.15      N/A    (12.18)
Dreyfus Variable Investment Fund:
   Disciplined Stock Portfolio................  4,768  10.01    47,725     0.39      N/A    (13.27)
   International Value Portfolio..............    101  10.92     1,105     0.78      N/A    (13.22)
Federated Insurance Series:
   High-Income Bond Fund II...................    100   9.41       943    19.40      N/A      1.38
   International Equity Fund II...............    435  10.90     4,737     0.00      N/A    (29.42)
   Utility Fund II............................    148   8.28     1,221     3.36      N/A    (13.72)

                          BMA VARIABLE LIFE ACCOUNT A

                                                     Unit              Investment
                                                     Fair                Income   Expense   Total
                                              Units  Value  Net Assets   Ratio*   Ratio** Return***
                                              ------ ------ ---------- ---------- ------- ---------
INVESCO Variable Investment Funds:
   High Yield Fund...........................  1,163 $ 8.14  $  9,464     0.00%     N/A    (14.93)%
   Core Equity Fund..........................  3,048  11.33    34,534     0.00      N/A     (8.97)
Lazard Retirement Series, Inc.:
   Retirement Equity Portfolio...............    100  10.46     1,047     0.45      N/A     (7.46)
   Retirement Small Cap Portfolio............ 15,348  15.36   235,695     0.08      N/A     18.62
Neuberger & Berman Advisors Management
  Trust:
   Limited Maturity Bond Portfolio...........    189   11.8     2,235     6.32      N/A      8.78
   Partners Portfolio........................    301  10.76     3,236     0.60      N/A     (2.83)
Strong Opportunity Fund II...................  2,153  14.49    31,194     0.43      N/A     (3.70)
Strong Variable Insurance Funds, Inc.:
   Mid Cap Growth Fund II....................  4,342  12.64    54,872     0.00      N/A    (30.77)
Van Eck Worldwide Insurance Trust:
   Worldwide Bond Fund.......................    100   9.05       901     4.35      N/A     (5.09)
   Worldwide Emerging Markets Fund...........    281  11.51     3,230     0.00      N/A     (1.81)
   Worldwide Hard Assets Fund................    640  11.79     7,547     1.24      N/A    (10.45)
   Worldwide Real Estate Fund................    117  12.33     1,437     2.67      N/A      5.34
Variable Insurance Products Fund (VIP):
   Fidelity VIP Overseas Portfolio...........  5,966   6.70    40,001     4.29      N/A    (21.20)
   Fidelity VIP Growth Portfolio............. 10,957   6.88    75,354     0.02      N/A    (17.87)
Variable Insurance Products Fund II (VIP II):
   Fidelity VIP II Contrafund Portfolio......  3,479   8.15    28,341     0.17      N/A    (12.47)

--------
  *These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invest.
 **The ratios include only those expense that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded. There are no charges that result in a direct reduction to unit values.
***These amounts represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented.

                           Business Men's Assurance
                              Company of America
                               (A member of the
                         Generali Group of Companies)

                       Consolidated Financial Statements

                 Years ended December 31, 2001, 2000 and 1999
                    with Reports of Independent Accountants

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                       CONSOLIDATED FINANCIAL STATEMENTS

                 Years ended December 31, 2001, 2000 and 1999

                                   CONTENTS

           Reports of Independent Accountants....................  1

           Audited Consolidated Financial Statements

           Consolidated Balance Sheets...........................  3

           Consolidated Statements of Operations.................  5

           Consolidated Statements of Comprehensive Income (Loss)  6

           Consolidated Statements of Stockholder's Equity.......  7

           Consolidated Statements of Cash Flows.................  8

           Notes to Consolidated Financial Statements............ 10

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors and Shareholder
Business Men's Assurance Company of America

   In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity and cash flows present fairly, in all material respects, the financial position of Business Men's Assurance Company of America and its subsidiaries (an ultimate subsidiary of Assicurazioni Generali, S.p.A.) (the Company) at December 31, 2001 and December 31, 2000, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. The financial statements of the Company for the year ended December 31, 1999 were audited by other independent accountants whose report dated February 3, 2000 expressed an unqualified opinion on those statements.

                                          /s/  PRICEWATERHOUSECOOPERS LLP

Kansas City, Missouri
February 7, 2002

                        REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Business Men's Assurance Company of America

   We have audited the accompanying consolidated statement of operations, comprehensive income (loss), stockholder's equity and cash flows of Business Men's Assurance Company of America (an ultimate subsidiary of Assicurazioni Generali, S.p.A.) (the Company) for the year ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

   We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated result of operations and cash flows of Business Men's Assurance Company of America for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                          /s/  ERNST & YOUNG LLP

Kansas City, Missouri
February 3, 2000

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                          CONSOLIDATED BALANCE SHEETS

                                                                                           December 31,
                                                                                       ---------------------
                                                                                          2001       2000
                                                                                       ---------- ----------
                                                                                          (In Thousands)
Assets
Investments (Note 3):
   Securities available-for-sale, at fair value:
       Fixed maturities (amortized cost--$1,321,977,000 in 2001 and
         $1,150,842,000 in 2000)...................................................... $1,318,442 $1,117,456
       Equity securities (cost--$91,408,000 in 2001 and $96,007,000 in 2000)..........     85,671     87,509
   Mortgage loans on real estate, net of allowance for credit losses of $8,540,000 in
     2001 and $10,385,000 in 2000.....................................................    785,517    825,207
   Policy loans.......................................................................     54,550     56,958
   Short-term investments.............................................................      1,937      4,112
   Other (Note 3).....................................................................     18,854     18,423
                                                                                       ---------- ----------
          Total investments...........................................................  2,264,971  2,109,665
Cash..................................................................................     66,505     80,621
Accrued investment income.............................................................     20,823     20,811
Premium and other receivables.........................................................     27,800     31,384
Current income taxes receivable (Note 7)..............................................      2,182         --
Deferred policy acquisition costs.....................................................    146,065    136,050
Property, equipment and software (Note 6).............................................     11,204     12,046
Reinsurance recoverables:
   Paid benefits......................................................................      3,259      5,090
   Benefits and claim reserves ceded..................................................    208,295    208,624
Other assets..........................................................................     11,571     12,613
Assets held in separate accounts......................................................    315,182    402,652
                                                                                       ---------- ----------
          Total assets................................................................ $3,077,857 $3,019,556
                                                                                       ========== ==========


                            See accompanying notes.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                   CONSOLIDATED BALANCE SHEETS--(Continued)

                                                                                      December 31,
                                                                                 ----------------------
                                                                                    2001        2000
                                                                                 ----------  ----------
                                                                                     (In Thousands)
Liabilities and stockholder's equity
Future policy benefits:
   Life and annuity (Notes 4 and 10)............................................ $1,430,396  $1,332,530
   Health.......................................................................    122,102     116,176
Contract account balances (Note 4)..............................................    474,918     502,364
Policy and contract claims......................................................     75,085      72,493
Unearned revenue reserve........................................................      5,528       7,796
Other policyholder funds........................................................     10,425      10,924
Current income taxes payable (Note 7)...........................................         --         840
Deferred income taxes (Note 7)..................................................     41,671      17,032
Payable to affiliate (Note 10)..................................................        655         242
Other liabilities (Note 12).....................................................     66,484      79,953
Liabilities related to separate accounts (Note 4)...............................    315,182     402,652
                                                                                 ----------  ----------
          Total liabilities.....................................................  2,542,446   2,543,002
Commitments and contingencies (Note 5)..........................................         --          --
Stockholder's equity (Notes 2 and 11):
   Preferred stock of $1 par value per share; authorized 3,000,000 shares, none
     issued and outstanding.....................................................         --          --
   Common stock of $1 par value per share; authorized 24,000,000 shares,
     12,000,000 shares issued and outstanding...................................     12,000      12,000
   Paid-in capital..............................................................     40,106      40,106
   Accumulated other comprehensive loss.........................................     (8,269)    (29,039)
   Retained earnings............................................................    491,574     453,487
                                                                                 ----------  ----------
          Total stockholder's equity............................................    535,411     476,554
                                                                                 ----------  ----------
          Total liabilities and stockholder's equity............................ $3,077,857  $3,019,556
                                                                                 ==========  ==========



                            See accompanying notes.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                              Year ended December 31,
                                                                           ----------------------------
                                                                             2001      2000      1999
                                                                           --------  --------  --------
                                                                                  (In Thousands)
Revenues:
   Premiums (Note 9):
       Life and annuity................................................... $200,160  $154,680  $131,667
       Health.............................................................    5,057     4,878     4,863
   Other insurance considerations.........................................   31,473    31,197    33,788
   Net investment income (Note 3).........................................  177,256   188,119   185,437
   Realized gains, net (Note 3)...........................................    4,753     2,111     8,458
   Other income...........................................................   21,777    21,841    24,493
                                                                           --------  --------  --------
          Total revenues..................................................  440,476   402,826   388,706
Benefits and expenses:
   Life and annuity benefits..............................................  143,022   115,424    99,280
   Health benefits........................................................    1,770       827       938
   Increase in policy liabilities including interest credited to account
     balances.............................................................  129,067   118,251   115,785
   Commissions............................................................   69,641    52,036    40,251
   (Increase) decrease in deferred policy acquisition costs...............  (20,842)   (9,144)      330
   Taxes, licenses and fees...............................................    2,614     2,765     2,417
   Other operating costs and expenses.....................................   56,508    62,281    59,677
                                                                           --------  --------  --------
          Total benefits and expenses.....................................  381,780   342,440   318,678
                                                                           --------  --------  --------
Income from continuing operations before income tax expense...............   58,696    60,386    70,028
Income tax expense (Note 7)...............................................   20,504    21,152    23,389
                                                                           --------  --------  --------
Income from continuing operations.........................................   38,192    39,234    46,639
Discontinued operations (Note 13):
   Loss from discontinued operations, net of income tax benefit of
     $365,000 in 2001, $138,000 in 2000 and $1,264,000 in 1999............     (855)     (279)   (2,568)
   Gain on disposal of discontinued segment, net of income tax expense of
     $400,000 in 2001 and $8,008,000 in 2000..............................      750    14,871        --
                                                                           --------  --------  --------
Income (loss) from discontinued operations................................     (105)   14,592    (2,568)
                                                                           --------  --------  --------
Net income................................................................ $ 38,087  $ 53,826  $ 44,071
                                                                           ========  ========  ========

                            See accompanying notes.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                              Year ended December 31,
                                                            ---------------------------
                                                              2001     2000      1999
                                                            --------  -------  --------
                                                                   (In Thousands)
Net income................................................. $ 38,087  $53,826  $ 44,071
Other comprehensive income (loss):
   Unrealized holding gains (losses) arising during period.   25,207   16,627   (76,822)
   Less realized gains (losses) included in net income.....  (12,234)  (2,042)   12,473
                                                            --------  -------  --------
Net unrealized gains (losses)..............................   37,441   18,669   (89,295)
Effect on deferred policy acquisition costs................  (10,826)  (7,436)   22,362
Effect on unearned revenue reserve.........................      724      502    (1,370)
Related deferred income taxes..............................   (6,569)     893    15,906
                                                            --------  -------  --------
Other comprehensive income (loss)..........................   20,770   12,628   (52,397)
                                                            --------  -------  --------
Comprehensive income (loss)................................ $ 58,857  $66,454  $ (8,326)
                                                            ========  =======  ========



                            See accompanying notes.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                           Year ended December 31,
                                                        ----------------------------
                                                          2001      2000      1999
                                                        --------  --------  --------
                                                               (In Thousands)
Common stock:
   Balance at beginning and end of year................ $ 12,000  $ 12,000  $ 12,000
Paid-in capital:
   Balance at beginning and end of year................   40,106    40,106    40,106
Accumulated other comprehensive income (loss):
   Balance at beginning of year........................  (29,039)  (41,667)   10,730
       Net change in net unrealized gains (losses).....   20,770    12,628   (52,397)
                                                        --------  --------  --------
   Balance at end of year..............................   (8,269)  (29,039)  (41,667)
Retained earnings:
   Balance at beginning of year........................  453,487   399,661   355,590
       Net income......................................   38,087    53,826    44,071
                                                        --------  --------  --------
   Balance at end of year..............................  491,574   453,487   399,661
                                                        --------  --------  --------
          Total stockholder's equity................... $535,411  $476,554  $410,100
                                                        ========  ========  ========



                            See accompanying notes.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                Year ended December 31,
                                                                            -------------------------------
                                                                              2001       2000       1999
                                                                            ---------  ---------  ---------
                                                                                     (In Thousands)
Operating activities
Net income................................................................. $  38,087  $  53,826  $  44,071
Adjustments to reconcile net income to net cash provided by operating activities:
   Deferred income tax expense.............................................    18,070      9,990     13,192
   Realized gains, net.....................................................    (4,753)    (2,111)    (8,458)
   Gain on sale of discontinued segment....................................    (1,150)   (22,879)        --
   Premium amortization (discount accretion), net..........................     1,242        386        193
   Policy loans lapsed in lieu of surrender benefits.......................     2,574      2,724      2,858
   Depreciation............................................................     1,856      2,234      2,469
   Amortization............................................................       782        782        782
   Changes in assets and liabilities:
       Increase in accrued investment income...............................       (12)      (757)    (1,976)
       (Increase) decrease in receivables and reinsurance recoverables.....     6,611   (110,871)   (20,834)
       Policy acquisition costs deferred...................................   (45,239)   (34,057)   (25,451)
       Policy acquisition costs amortized..................................    24,397     24,913     25,781
       Increase (decrease) in income taxes receivable......................    (3,022)       354     (1,814)
       Increase in accrued policy benefits, claim reserves, unearned
         revenues and policyholder funds...................................    19,015     17,505     41,215
       Interest credited to policyholder accounts..........................    77,198     77,544     80,499
       (Increase) decrease in other assets and other liabilities, net......   (11,820)     8,234    (18,030)
   Other, net..............................................................       211       (794)       391
                                                                            ---------  ---------  ---------
Net cash provided by operating activities..................................   124,047     27,023    134,888
Investing activities
Purchases of investments:
   Securities available-for-sale:
       Fixed maturities....................................................  (752,954)  (142,345)  (558,982)
       Equity securities...................................................   (50,371)  (128,280)   (48,088)
   Mortgage and policy loans...............................................   (70,296)   (93,098)  (172,625)
   Other...................................................................    (7,880)    (5,921)   (19,572)
Sales, calls or maturities of investments:
   Maturities and calls of securities available-for-sale:
       Fixed maturities....................................................   190,834    120,727    225,728
   Sales of securities available-for-sale:
       Fixed maturities....................................................   388,429    149,579    312,069
       Equity securities...................................................    58,556     92,595     44,158
   Mortgage and policy loans...............................................   112,148    142,411    169,498
   Other...................................................................     6,789     18,282     30,793
Purchase of property, equipment and software...............................    (1,111)      (552)    (1,331)
Net (increase) decrease in short-term investments..........................     2,175     (3,221)     3,303
Proceeds from sale of discontinued segment.................................        75     24,879         --
                                                                            ---------  ---------  ---------
Net cash provided by (used in) investing activities........................  (123,606)   175,056    (15,049)

                            See accompanying notes.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

              CONSOLIDATED STATEMENTS OF CASH FLOWS--(Continued)

                                                                           Year ended December 31,
                                                                       -------------------------------
                                                                         2001       2000       1999
                                                                       ---------  ---------  ---------
                                                                                (In Thousands)
Financing activities
Deposits from interest sensitive and investment-type contracts........ $ 301,207  $ 151,713  $ 290,119
Withdrawals from interest sensitive and investment-type contracts.....  (320,524)  (366,554)  (347,673)
Net proceeds from reverse repurchase borrowing........................        --      5,000    143,200
Retirement of reverse repurchase borrowing............................        --    (33,400)  (144,989)
Net proceeds from other borrowing.....................................    37,910    115,390      6,615
Retirement of other borrowing.........................................   (33,150)   (91,285)        --
                                                                       ---------  ---------  ---------
Net cash used in financing activities.................................   (14,557)  (219,136)   (52,728)
                                                                       ---------  ---------  ---------
Net increase (decrease) in cash.......................................   (14,116)   (17,057)    67,111
Cash at beginning of year.............................................    80,621     97,678     30,567
                                                                       ---------  ---------  ---------
Cash at end of year................................................... $  66,505  $  80,621  $  97,678
                                                                       =========  =========  =========
Supplemental disclosures of cash flow information
For purposes of the statements of cash flows, Business Men's Assurance
  Company of America considers only cash on hand and demand deposits to be cash equivalents
Cash paid during the year for:
   Income taxes....................................................... $   5,491  $  18,679  $  10,747
                                                                       =========  =========  =========
   Interest paid on reverse repurchase and other borrowings........... $   1,791  $   2,527  $   1,884
                                                                       =========  =========  =========


                            See accompanying notes.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. Summary of Significant Accounting Policies

  Organization

   Business Men's Assurance Company of America (the Company) is a Missouri-domiciled life insurance company licensed to sell insurance products in 49 states and the District of Columbia. The Company offers a diversified portfolio of individual and investment products both directly, primarily distributed through general agencies, and through reinsurance assumptions. Assicurazioni Generali S.p.A. (Generali), an Italian insurer, is the ultimate parent company.

  Principles of Consolidation and Basis of Presentation

   The accompanying consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation.

  Use of Estimates

   The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

  Investments

   The Company's entire investment portfolio is designated as available-for-sale. Changes in fair values of available-for-sale securities, after adjustment of deferred policy acquisition costs (DPAC), unearned revenue reserve (URR) and related deferred income taxes, are reported as unrealized gains or losses directly in accumulated other comprehensive income (loss). The DPAC and URR offsets to the unrealized gains or losses represents valuation adjustments or reinstatements of DPAC and URR that would have been required as a charge or credit to operations had such unrealized amounts been realized.

   The amortized cost of fixed maturity investments classified as available-for-sale is adjusted for amortization of premiums and accretion of discounts. That amortization or accretion is included in net investment income.

   Mortgage loans and mortgage-backed securities are carried at unpaid balances adjusted for accrual of discount and allowances for other than temporary declines in value.

   Policy loans are carried at unpaid balances.

   Realized gains and losses on sales of investments and declines in value considered to be other than temporary are recognized in net income on the specific identification basis.

  Impairment of Loans

   The Financial Accounting Standards Board's (FASB) Statement of Financial Accounting Standards (SFAS) No. 114, "Accounting by Creditors for Impairment of a Loan," and SFAS No. 118, "Accounting by Creditors for Impairment of a Loan--Income Recognition and Disclosures," require that an impaired mortgage loan's fair value be measured based on the present value of future cash flows discounted at the loan's effective interest rate, at the loan's observable market price or at the fair value of the collateral if the loan is collateral dependent. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as an allowance for mortgage loan losses. The change in the allowance for mortgage loan losses is reported with realized gains or losses on investments. Interest income on impaired loans is recognized on a cash basis.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


  Deferred Policy Acquisition Costs

   Certain commissions, expenses of the policy issue and underwriting departments and other variable policy issue expenses have been deferred. For limited payment and other traditional life insurance policies, these deferred acquisition costs are being amortized over a period of not more than 25 years in proportion to the ratio of the expected annual premium revenue to the expected total premium revenue. Expected premium revenue was estimated with the same assumptions used for computing liabilities for future policy benefits for these policies.

   For universal life-type insurance and investment-type products, the deferred policy acquisition costs are amortized over a period of not more than 25 years in relation to the present value of estimated gross profits arising from estimates of mortality, interest expense and surrender experience. The estimates of expected gross profits are evaluated regularly and are revised if actual experience or other evidence indicates that revision is appropriate. Upon revision, total amortization recorded to date is adjusted by a charge or credit to current earnings.

   Deferred policy acquisition costs are evaluated to determine that the unamortized portion of such costs does not exceed recoverable amounts after considering anticipated investment income.

  Recognition of Insurance Revenue and Related Expenses

   For limited payment and other traditional life insurance policies, premium income is reported as earned when due, with past-due premiums being reserved. Profits are recognized over the life of these contracts by associating benefits and expenses with insurance in force for limited payment policies and with earned premiums for other traditional life policies. This association is accomplished by a provision for liability for future policy benefits and the amortization of policy acquisition costs. Accident and health premium revenue is recognized on a pro rata basis over the terms of the policies.

   For universal life and investment-type policies, contract charges for mortality, surrender and expense, other than front-end expense charges, are reported as other insurance considerations revenue when charged to policyholders' accounts. Expenses consist primarily of benefit payments in excess of policyholder account values and interest credited to policyholder accounts. Profits are recognized over the life of universal life-type contracts through the amortization of policy acquisition costs and deferred front-end expense charges with estimated gross profits from mortality, interest, surrender and expense.

  Policy Liabilities and Contract Values

   The liability for future policy benefits for limited payment and other traditional life insurance contracts has been computed primarily by a net level premium reserve method based on estimates of future investment yield, mortality and withdrawals made at the time gross premiums were calculated. Assumptions used in computing future policy benefits are as follows: interest rates range from 3.25% to 8.50%, depending on the year of issue; withdrawal rates for individual life policies issued in 1966 and after are based on Company experience, and policies issued prior to 1966 are based on industry tables; and mortality rates are based on mortality tables that consider Company experience. The liability for future policy benefits is graded to reserves stipulated by the policy over a period of 20 to 25 years or the end of the premium paying period, if less.

   For universal life and investment-type contracts, the account value before deduction of any surrender charges is held as the policy liability. An additional liability is established for deferred front-end expense charges on universal life-type policies. These expense charges are recognized in income as insurance considerations using the same assumptions as are used to amortize deferred policy acquisition costs.

   Claims and benefits payable for reported disability income claims have been computed as the present value of expected future benefit payments based on estimates of future investment yields and claim termination rates.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)

The net amount of benefits payable included in the future policy benefit reserves and policy and contract claims, less the amount of reinsurance recoverables for December 31, 2001 and 2000 was $6,410,000 and $6,532,000, respectively. Interest rates used in the calculation of future investment yields vary based on the year the claim was incurred and range from 3% to 7.25%. Claim termination rates are based on industry tables.

   Other accident and health claims and benefits payable for reported claims and incurred but not reported claims are estimated using prior experience. The methods of calculating such estimates and establishing the related liabilities are periodically reviewed and updated. Any adjustments needed as a result of periodic reviews are reflected in current operations.

   For individual life insurance contracts assumed through reinsurance (see
Note 9), the liability for future policy benefits has been computed primarily by a net level premium reserve method based on estimates of future investment yield, mortality and withdrawals made at the time gross premiums were calculated. Assumptions used in computing future policy benefits are as follows: interest rates range from 3.50% to 8.85%, depending on the year of issue; withdrawal rates are based on a combination of ceding company and Company experience; and mortality rates are based on mortality tables that consider ceding company and Company experience. For contracts issued prior to 2001, the liability for future policy benefits is generally graded to the reserves or percentage of the reserves stipulated by the policy over a period of 10 to 20 years.

  Federal Income Taxes

   Deferred federal income taxes have been provided in the consolidated financial statements to recognize temporary differences between the financial reporting and tax bases of assets and liabilities measured using enacted tax rates and laws (see Note 7). Temporary differences are principally related to deferred policy acquisition costs, the provision for future policy benefits, accrual of discounts on investments, accrued expenses, accelerated depreciation and unrealized investment gains and losses.

  Separate Accounts

   These accounts arise from three lines of business--variable annuities, variable universal life and MBIA insured guaranteed investment contracts
(GICs). The separate account assets are legally segregated and are not subject to the claims which may arise from any other business of the Company.

   The assets and liabilities of the variable lines of business are reported at fair value since the underlying investment risks are assumed by the policyowners. Investment income and gains or losses arising from the variable line of business accrue directly to the policyowners and are, therefore, not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from variable products consist primarily of contract maintenance charges and administration fees. Separate account assets and liabilities for the variable lines of business totaled $19,296,000 on December 31, 2001 and $13,751,000 on December 31, 2000.

   The assets of the MBIA GIC line of business are maintained at an amount equal to the related liabilities. These assets related to the MBIA GIC line of business include securities available-for-sale reported at fair value and mortgage loans carried at unpaid balances. Changes in fair values of available-for-sale securities, net of deferred income taxes, are reported as unrealized gains or losses directly in accumulated other comprehensive income
(loss).

   The liabilities are reported at the original deposit amount plus accrued interest guaranteed to the contractholders. Investment income and gains or losses arising from MBIA GIC investments are included in investment income in the accompanying consolidated statements of operations. The guaranteed interest payable is included in the increase in policy liabilities in the accompanying consolidated statements of operations.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)

Separate account assets and liabilities for the MBIA GIC line of business totaled $295,886,000 on December 31, 2001 and $388,901,000 on December 31, 2000.

  Property, Equipment and Software

   Property, equipment and software and the home office building are generally valued at cost, including development costs, less allowances for depreciation and other than temporary declines in value. Property, equipment and software are being depreciated over the estimated useful lives of the assets, principally on a straight-line basis. Depreciation rates on these assets are set forth in Note 6.

  Intangible Assets

   Goodwill of $9,193,000 and $9,975,000 at December 31, 2001 and 2000, net of
accumulated amortization of $6,455,000 and $5,673,000, resulting from the acquisition of a subsidiary, is included in other assets. Goodwill is being amortized over a period of 20 years on a straight-line basis, and amortization amounted to $782,000 for the years ended December 31, 2001, 2000 and 1999.

  Reinsurance

   Premiums and expenses include amounts related to reinsurance assumed and are net of amounts ceded. Reinsurance recoverables and prepaid reinsurance premiums are reported as assets and are recognized in a manner consistent with the liabilities related to the underlying reinsurance contracts.

  Fair Values of Financial Instruments

   SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The following represents the carrying amount and fair value of significant assets and liabilities at December 31, 2001 and 2000:

                                               December 31, 2001     December 31, 2000
                                             --------------------- ---------------------
                                              Carrying              Carrying
                                               Amount   Fair Value   Amount   Fair Value
                                             ---------- ---------- ---------- ----------
                                                           (In Thousands)
Fixed maturities (Note 3)................... $1,318,442 1,318,442  $1,117,456 1,117,456
Equity securities (Note 3)..................     85,671    85,671      87,509    87,509
Mortgage loans on real estate...............    785,517   810,918     825,207   855,833
Policy loans................................     54,550    51,075      56,958    53,133
Short-term investments......................      1,937     1,937       4,112     4,112
Cash........................................     66,505    66,505      80,621    80,621
Reinsurance recoverables:...................
   Paid benefits............................      3,259     3,259       5,090     5,090
   Benefits and claim reserves ceded........    208,295   208,295     208,624   208,624
Assets held in separate accounts............    315,182   315,744     402,652   402,819
Investment-type insurance contracts (Note 4)  1,383,495 1,381,748   1,426,764 1,386,449
Borrowed money (Note 12)....................     35,480    33,712      30,720    28,669

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       Cash and short-term investments: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

       Investment securities: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

       Mortgage loans on real estate and policy loans: The fair value for mortgage loans on real estate and policy loans is estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying amount of accrued interest approximates its fair value.

       Reinsurance recoverables: The carrying values of reinsurance recoverables approximate their fair values.

       Liabilities for flexible and single premium deferred annuities: The cash surrender value of flexible and single premium deferred annuities approximates their fair value.

       Liabilities for guaranteed investment contracts: The fair value for the Company's liabilities under guaranteed investment contracts is estimated using discounted cash flow analyses, using interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

       Liabilities for borrowed money: The fair value for borrowed money is estimated using a discounted interest rate that is commensurate with the Company's current borrowing rate.

  Postretirement Benefits

   The projected future cost of providing postretirement benefits, such as health care and life insurance, is recognized as an expense as employees render service. See Note 8 for further disclosures with respect to postretirement benefits other than pensions.

  Comprehensive Income (Loss)

   Unrealized gains and losses on our available-for-sale securities are included in other comprehensive income (loss) in stockholder's equity. Other comprehensive income (loss) excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts, which have been measured through the beginning of the year, are net of income taxes and adjustments to deferred policy acquisition costs, value of insurance in force acquired and unearned revenue reserve.

  Reclassifications

   Certain amounts for 2000 and 1999 have been reclassified to conform to the current year presentation.

  Statutory Accounting Practices

   In 1998, the NAIC adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   On January 23, 2001 the Missouri Department of Insurance provided instruction to the Company to prepare its statutory financial statements in accordance with the NAIC Accounting Practices and Procedures manual, using the version effective January 1, 2001. The effect of adoption on the Company's statutory surplus increased surplus by approximately $347,000, primarily as a result of the recording of a deferred tax asset and other-than-temporary impairments of investments.

2. Dividend Limitations

   Missouri has legislation that requires prior reporting of all dividends to the Director of Insurance. The Company, as a regulated life insurance company, may pay a dividend from unassigned surplus without the approval of the Missouri Department of Insurance if the aggregate of all dividends paid during the preceding 12-month period does not exceed the greater of 10% of statutory stockholder's equity at the end of the preceding calendar year or the statutory net gain from operations for the preceding calendar year. A portion of the statutory equity of the Company that is available for dividends would be subject to additional federal income taxes should distribution be made from "policyholders' surplus" (see Note 7).

   Under Missouri insurance regulations, the Company is required to maintain minimum capital and surplus of $1,200,000 at December 31, 2001. The Company's capital and surplus exceed the NAIC's "Risk-Based Capital" requirements at the end of 2001.

   As of December 31, 2001 and 2000, the Company's statutory stockholder's equity was $279,566,000 and $284,102,000, respectively. Statutory net gain from operations before realized capital gains and net income for each of the three years in the period ended December 31, 2001 were as follows:

                                                        Year ended December 31,
                                                        -----------------------
                                                         2001    2000    1999
                                                        ------  ------- -------
                                                            (In Thousands)
 Net gain from operations before realized capital gains $3,856  $30,883 $29,369
 Net income............................................  1,973   36,583  32,915

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


3. Investment Operations

   The Company's investments in securities available-for-sale are summarized as follows:

                                                                          December 31, 2001
                                                             -------------------------------------------
                                                                          Gross      Gross
                                                             Amortized  Unrealized Unrealized
                                                               Cost       Gains      Losses   Fair Value
                                                             ---------- ---------- ---------- ----------
                                                                           (In Thousands)
Fixed maturities:
   Bonds:
       U.S. Treasury securities and obligations of
         U.S. government corporations and agencies.......... $  116,218  $ 1,044    $    (33) $  117,229
       Obligations of states and political subdivisions.....      6,633      461           0       7,094
       Debt securities issued by foreign governments........      2,447       36           0       2,483
       Corporate securities.................................    585,958   13,470      (8,221)    591,207
       Mortgage-backed securities...........................    600,439    6,503     (16,865)    590,077
       Redeemable preferred stocks..........................     10,282      119         (49)     10,352
                                                             ----------  -------    --------  ----------
Total fixed maturities......................................  1,321,977   21,633     (25,168)  1,318,442
Equity securities...........................................     91,408    4,722     (10,459)     85,671
                                                             ----------  -------    --------  ----------
                                                             $1,413,385  $26,355    $(35,627) $1,404,113
                                                             ==========  =======    ========  ==========

                                                                          December 31, 2000
                                                             -------------------------------------------
                                                                          Gross      Gross
                                                             Amortized  Unrealized Unrealized
                                                               Cost       Gains      Losses   Fair Value
                                                             ---------- ---------- ---------- ----------
                                                                           (In Thousands)
Fixed maturities:
   Bonds:
       U.S. Treasury securities and obligations of
         U.S. government corporations and agencies.......... $   55,805  $     4    $ (1,251) $   54,558
       Obligations of states and political subdivisions.....      6,697      333          --       7,030
       Debt securities issued by foreign governments........      2,837       18         (21)      2,834
       Corporate securities.................................    470,606    3,551     (12,826)    461,331
       Mortgage-backed securities...........................    596,050    2,025     (25,103)    572,972
       Redeemable preferred stocks..........................     18,847       99        (215)     18,731
                                                             ----------  -------    --------  ----------
Total fixed securities......................................  1,150,842    6,030     (39,416)  1,117,456
Equity securities...........................................     96,007    3,225     (11,723)     87,509
                                                             ----------  -------    --------  ----------
                                                             $1,246,849  $ 9,255    $(51,139) $1,204,965
                                                             ==========  =======    ========  ==========

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


      The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities have not been set forth in the following table, as such securities are not due at a single maturity date:

                                                Amortized
                                                  Cost     Fair Value
                                                ---------- ----------
                                                   (In Thousands)
          Due in one year or less.............. $   43,479 $   44,081
          Due after one year through five years    419,724    429,238
          Due after five years through 10 years     83,470     83,272
          Due after 10 years...................     68,533     64,469
                                                ---------- ----------
                                                   615,206    621,060
          Mortgage-backed securities...........    706,771    697,382
                                                ---------- ----------
          Total fixed maturity securities...... $1,321,977 $1,318,442
                                                ========== ==========

   The majority of the Company's mortgage loan portfolio is secured by real estate. The following table presents information about the location of the real estate that secures mortgage loans in the Company's portfolio:

                                     Carrying Amount as of
                                         December 31,
                                     ---------------------
                                        2001       2000
                                      --------   --------
                                        (In Thousands)
                      State:
                         Missouri... $ 77,634   $ 73,368
                         Arizona....   58,010     68,528
                         Texas......   55,343     55,622
                         California.   54,676     59,762
                         Florida....   51,562     53,859
                         Utah.......   49,065     47,388
                         Oklahoma...   39,273     41,866
                         Nevada.....   32,397     30,795
                         Washington.   28,630     31,192
                         Other......  338,927    362,827
                                      --------   --------
                                     $785,517   $825,207
                                      ========   ========

   The Company had no investment in impaired mortgage loans and related allowance for credit losses and no interest income on impaired loans for the years ended December 31, 2001, 2000 and 1999.

   Bonds, mortgage loans, preferred stocks and common stocks approximating $3,178,000 and $3,340,000 were on deposit with regulatory authorities at December 31, 2001 and 2000, respectively.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   Set forth below is a summary of consolidated net investment income for the years ended December 31:

                                                        Year ended December 31,
                                                       --------------------------
                                                         2001     2000     1999
                                                       -------- -------- --------
                                                             (In Thousands)
Fixed maturities:
   Bonds.............................................. $ 96,196 $ 98,186 $102,990
   Redeemable preferred stocks........................    1,307    1,548    1,917
Equity securities:
   Common stocks......................................    2,204    3,309      957
   Nonredeemable preferred stocks.....................       31       30       43
Mortgage loans on real estate.........................   68,764   77,436   78,462
Real estate...........................................       --       --       11
Policy loans..........................................    3,542    3,547    3,486
Short-term investments................................    7,005    7,549    3,115
Other.................................................      653    2,701    2,898
                                                       -------- -------- --------
                                                        179,702  194,306  193,879
Less:
   Net investment income from discontinued operations.      154    3,589    5,765
   Investment expenses................................    2,292    2,598    2,677
                                                       -------- -------- --------
Net investment income from continuing operations...... $177,256 $188,119 $185,437
                                                       ======== ======== ========

   Realized gains (losses) on securities disposed of during 2001, 2000 and 1999 consisted of the following:

                                         Year ended December 31,
                                        -------------------------
                                         2001     2000     1999
                                        -------  -------  -------
                                              (In Thousands)
             Fixed maturity securities:
                Gross realized gains... $ 5,914  $   866  $ 6,615
                Gross realized losses..  (6,461)  (6,995)  (1,636)
             Equity securities:
                Gross realized gains...   8,827   10,200    6,299
                Gross realized losses..  (5,658)  (1,177)    (744)
             Other investments.........   2,131     (783)  (2,076)
                                        -------  -------  -------
             Net realized gains........ $ 4,753  $ 2,111  $ 8,458
                                        =======  =======  =======

   Sales of investments in securities in 2001, 2000 and 1999, excluding maturities and calls, resulted in gross realized gains of $11,890,000, $10,524,000 and $12,338,000 and gross realized losses of $3,735,000, $3,398,000 and $2,318,000, respectively.

   There were no non-income producing investments at December 31, 2001 and 2000.

   The Company began investing in the Cypress Tree Investment Fund LLC during 1998. At December 31, 2000, the Company had invested $5 million in the partnership, which primarily invests in senior secured loans. The Company's portion of the investment was approximately 10% of the total fund value at December 31, 2000 and has been recorded under the guidelines of equity accounting. This investment is classified in other investments on the balance sheets, with unrealized gains and losses being reflected in accumulated other

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)

comprehensive income (loss). During 2001, the Company sold all of its remaining investment in Cypress Tree resulting in an immaterial realized loss.

4. Investment Contracts

   The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts (included with future policy benefits, contract account balances and separate accounts in the balance sheets) at December 31 are as follows:

                                                              December 31,
                                               -------------------------------------------
                                                       2001                  2000
                                               --------------------- ---------------------
                                                Carrying    Fair      Carrying    Fair
                                                 Amount     Value      Amount     Value
                                               ---------- ---------- ---------- ----------
                                                             (In Thousands)
Guaranteed investment contracts............... $  433,988 $  448,552 $  465,261 $  459,605
Flexible and single premium deferred annuities    634,325    608,345    558,851    538,155
Separate accounts.............................    315,182    324,851    402,652    388,689
                                               ---------- ---------- ---------- ----------
Total investment-type insurance contracts..... $1,383,495 $1,381,748 $1,426,764 $1,386,449
                                               ========== ========== ========== ==========

   Fair values of the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

5. Commitments and Contingencies

   The Company leases equipment and certain office facilities from others under operating leases through January 2004. Certain other equipment and facilities are rented monthly. Rental expense amounted to $326,000, $629,000 and $781,000 for the years ended December 31, 2001, 2000 and 1999, respectively. As of December 31, 2001, the minimum future payments under noncancelable operating leases for each of the next five years are as follows (in thousands):

                         Year ending December 31,
                         ------------------------
                                  2002........... $191
                                  2003...........   75
                                  2004...........    6
                                  2005...........   --
                                  2006...........   --
                                                  ----
                                  Total.......... $272
                                                  ====

   Total outstanding commitments to fund mortgage loans were $3,707,000 and $0 at December 31, 2001 and 2000, respectively.

   A number of insurance companies are under regulatory supervision that results in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2001 and 2000, the Company accrued $303,000 and $310,000, respectively, for guaranty fund assessments. Expenses incurred for guaranty fund assessments were $227,000, $314,000 and $333,000 in 2001, 2000 and 1999, respectively.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   The Company and its subsidiaries are parties to certain claims and legal actions arising during the ordinary course of business. In the opinion of management, these matters will not have a materially adverse effect on the operations or financial position of the Company.

6. Property, Equipment and Software

   A summary of property, equipment and software and their respective depreciation rates is as follows:

                                                                             December 31,
                                                               Rate of    ------------------
                                                             Depreciation   2001      2000
                                                             ------------ --------  --------
                                                                            (In Thousands)
Home office building, including land with a cost of $425,000      2%      $ 23,330  $ 23,218
Other real estate not held-for-sale or rental...............      4%           208       208
Less accumulated depreciation...............................               (14,828)  (14,246)
                                                                          --------  --------
                                                                             8,710     9,180
Equipment and software......................................    5%-33%      16,230    18,182
Less accumulated depreciation...............................               (13,736)  (15,316)
                                                                          --------  --------
                                                                             2,494     2,866
                                                                          --------  --------
Total property, equipment and software......................              $ 11,204  $ 12,046
                                                                          ========  ========

7. Federal Income Taxes

   The Company and its subsidiaries file a consolidated federal tax return. Under a written agreement approved by the Board of Directors, the Company collects from, or refunds to, the subsidiaries the amount of taxes or benefits determined as if the Company and the subsidiaries filed separate returns.

   The components of the provision for income taxes and the temporary differences generating deferred income taxes are as follows:

                                                                Year ended December 31,
                                                               -------------------------
                                                                2001     2000     1999
                                                               -------  -------  -------
                                                                     (In Thousands)
Current....................................................... $ 2,469  $19,033  $ 8,933
Deferred:
   Deferred policy acquisition costs..........................   7,508    3,099     (204)
   Future policy benefits.....................................   9,211   10,032    9,501
   Accrual of discount........................................     356      298      438
   Tax on realized gains greater than book....................    (663)  (2,384)    (780)
   Employee benefit plans.....................................     870      198    3,002
   Prior year taxes...........................................      --     (537)   1,698
   Other, net.................................................     788     (717)    (463)
                                                               -------  -------  -------
                                                                18,070    9,989   13,192
                                                               -------  -------  -------
Total income tax expense......................................  20,539   29,022   22,125
Less income tax expense (benefit) from discontinued operations      35    7,870   (1,264)
                                                               -------  -------  -------
Total income tax expense from continuing operations........... $20,504  $21,152  $23,389
                                                               =======  =======  =======

   At December 31, 2000 and 1999 the Company recorded a valuation allowance against deferred tax assets resulting from cumulative unrealized losses on available-for-sale securities for $3,000,000 and $8,000,000 respectively. The Company did not record any valuation allowances against deferred tax assets at December 31, 2001.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   Total income taxes vary from the amounts computed by applying the federal income tax rate of 35% to income before income tax expense for the following reasons:

                                                                      Year ended December 31,
                                                                     -------------------------
                                                                      2001     2000     1999
                                                                     -------  -------  -------
                                                                           (In Thousands)
Application of statutory rate to income before taxes on income...... $20,520  $28,997  $23,168
Tax-exempt municipal bond interest and dividends received deductions    (219)    (288)    (171)
Other...............................................................     238      313     (872)
                                                                     -------  -------  -------
                                                                     $20,539  $29,022  $22,125
                                                                     =======  =======  =======

   The significant components comprising the Company's deferred income tax assets and liabilities as of December 31, 2001 and 2000 are as follows:

                                                                                    December 31,
                                                                                   ---------------
                                                                                    2001    2000
                                                                                   ------- -------
                                                                                   (In Thousands)
Deferred income tax liabilities:
   Deferred policy acquisition costs.............................................. $40,182 $33,593
   Reserve for future policy benefits.............................................  16,635      --
   Other..........................................................................     247  14,353
                                                                                   ------- -------
Total deferred income tax liability...............................................  57,064  47,946
Deferred income tax assets:
   Reserve for future policy benefits.............................................      --   6,866
   Unrealized investment losses, net of valuation allowance of $3,000,000 in 2000
     (no valuation allowance in 2001).............................................   8,232  11,021
   Other..........................................................................   7,161  13,027
                                                                                   ------- -------
Total deferred income tax assets..................................................  15,393  30,914
                                                                                   ------- -------
Net deferred income tax liability................................................. $41,671 $17,032
                                                                                   ======= =======

   Certain amounts that were not currently taxed under pre-1984 tax law were credited to a "policyholders' surplus" account. This account is frozen under the 1984 Tax Act and is taxable only when distributed to stockholders at which time it is taxed at regular corporate rates. The policyholders' surplus of the Company approximates $87,000,000. The Company has no present plan for distributing the amount in policyholders' surplus. Consequently, no provision has been made in the consolidated financial statements for the taxes thereon. However, if such taxes were assessed, the amount of taxes payable would be approximately $30,000,000.

   Earnings taxed on a current basis are accumulated in a "shareholder's surplus" account and can be distributed to the shareholder without tax. The shareholder's surplus amounted to approximately $329,208,000 at December 31, 2001.

8. Benefit Plans

  Trusteed Employee Retirement Plan

   The Company has a trusteed employee retirement plan for the benefit of salaried employees who have reached age 21 and who have completed one year of service. The plan, which is administered by an Employees' Retirement Committee consisting of at least three officers appointed by the Board of Directors of the Company, provides for normal retirement at age 65 or earlier retirement based on minimum age and service requirements. Retirement may be deferred to age 70. Upon retirement, the retirees receive monthly benefit payments from the

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)

plan's BMA group pension investment contract. During 2001, approximately $5.4 million of annual benefits were covered by a group pension investment contract issued by the Company. Assets of the plan, primarily equities, are held by three trustees appointed by the Board of Directors.

   The following table sets forth the plan's funded status at December 31:

                                                                   December 31,
                                                                ------------------
                                                                  2001      2000
                                                                --------  --------
                                                                  (In Thousands)
Change in benefit obligations:
   Benefit obligation at beginning of year..................... $ 65,883  $ 64,396
   Service cost................................................    1,317     1,542
   Interest cost...............................................    4,758     4,879
   Amendments..................................................      205        --
   Curtailment Adjustment......................................       --    (1,163)
   Settlement Adjustment.......................................       --      (149)
   Actuarial losses............................................    3,905     1,257
   Benefits paid...............................................   (5,390)   (4,879)
                                                                --------  --------
Benefit obligation at end of year..............................   70,678    65,883
Change in plan assets:
   Fair value of plan assets at beginning of year..............  104,716   110,399
   Actual return on plan assets................................   (6,487)     (804)
   Benefits paid...............................................   (5,390)   (4,879)
                                                                --------  --------
Fair value of plan assets at end of year.......................   92,839   104,716
                                                                --------  --------
Funded status of the plan......................................   22,161    38,833
Unrecognized net actuarial gain................................   (7,164)  (27,963)
Unrecognized prior service cost................................      267        57
Unrecognized net asset at January 1, 1987 being recognized over
  15 years.....................................................       --      (292)
                                                                --------  --------
Prepaid pension cost........................................... $ 15,264  $ 10,635
                                                                ========  ========

   The additional minimum pension liability noted above results from the pension plan for the Company's subsidiary, BMA Financial Services, Inc. Net pension cost included the following components:

                                                    Year ended December 31,
                                                 ----------------------------
                                                   2001      2000      1999
                                                 --------  --------  --------
                                                        (In Thousands)
 Service cost--benefits earned during the period $  1,317  $  1,542  $  1,835
 Interest cost on projected benefit obligation..    4,758     4,879     4,556
 Actual return on plan assets...................    6,487       804   (18,537)
 Net amortization and deferral..................  (17,202)  (11,997)    9,529
                                                 --------  --------  --------
 Net pension benefit............................ $ (4,640) $ (4,772) $ (2,617)
                                                 ========  ========  ========

   In determining the actuarial present value of the projected benefit obligation, the weighted-average discount rate utilized was 7.25% for 2001, 7.5% for 2000 and 7.75% for 1999. The rate of increase in future compensation levels used for 2001 was 7.0% for employees at the younger attained ages grading to 3.0% for older employees, the rate was 7.25% grading to 3.25% for 2000 and 7.5% grading to 3.5% for 1999. The expected long-term rate of return on assets was 8% in 2001, 2000 and 1999.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   As part of the 2000 net periodic retirement plan cost, curtailment and settlement losses were recognized. These losses resulted from the disposal of the Company's workplace benefits division (Note 13).

Supplemental Retirement Programs and Deferred Compensation Plan

   The Company has supplemental retirement programs for senior executive officers, the chairman, and for group sales managers and group sales persons who are participants in the trusteed retirement plan. These programs are not qualified under Section 401(a) of the Internal Revenue Code and are not prefunded. Benefits are paid directly by the Company as they become due. Benefits are equal to an amount computed on the same basis as under the trusteed retirement plan (except incentive compensation is included and limitations under Sections 401 and 415 of the Internal Revenue Code are not considered) less the actual benefit payable under the trusteed plan.
   The Company also has a deferred compensation plan for the Company's managers that provides retirement benefits based on renewal premium income at retirement resulting from the sales unit developed by the manager. This program is not qualified under Section 401(a) of the Internal Revenue Code and is not prefunded. As of January 1, 1987, the plan was frozen with respect to new entrants. The actuarial present value of benefits shown below includes all managers who have retired and are entitled to benefits under the program.

   The following table sets forth the combined supplemental retirement programs' and deferred compensation plan's funded status at:

                                                                   December 31,
                                                                ------------------
                                                                  2001      2000
                                                                --------  --------
                                                                  (In Thousands)
Change in benefit obligations:
   Benefit obligation at beginning of year..................... $ 17,698  $ 14,905
   Service cost................................................      629       721
   Interest cost...............................................    1,128       975
   Amendments..................................................     (209)    1,174
   Curtailment Adjustments.....................................       --      (539)
   Settlement Adjustments......................................       --       (65)
   Actuarial losses............................................    1,338     1,807
   Benefits paid...............................................   (1,226)   (1,280)
                                                                --------  --------
Benefit obligation at end of year..............................   19,358    17,698
Change in plan assets:
   Fair value of plan assets at beginning and end of year......       --        --
                                                                --------  --------
Funded status of the plan (underfunded)........................  (19,358)  (17,698)
Unrecognized net actuarial loss................................    5,184     4,270
Unrecognized prior service cost................................      970     1,341
Unrecognized net asset at January 1, 1987 being recognized over
  15 years.....................................................       --       182
Adjustment to recognized minimum liability.....................   (4,883)   (4,590)
                                                                --------  --------
Accrued pension cost...........................................  (18,087)  (16,495)
Accrued benefit liability......................................   17,117    14,972
Intangible asset...............................................      970     1,523
                                                                --------  --------
Net amount recognized.......................................... $     --  $     --
                                                                ========  ========

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   Net pension cost included the following components:

                                                    Year ended December 31,
                                                    -----------------------
                                                     2001    2000    1999
                                                    ------  ------  ------
                                                        (In Thousands)
    Service cost--benefits earned during the period $  629  $  721  $  546
    Interest cost on projected benefit obligation..  1,128     975     844
    Net amortization and deferral..................    768     654     626
                                                    ------  ------  ------
    Net pension cost............................... $2,525  $2,350  $2,016
                                                    ======  ======  ======

   In determining the actuarial present value of the projected benefit obligation, the weighted-average discount rate utilized was 7.25% for 2001, 7.5% for 2000 and 7.75% for 1999. The rate of increase in future compensation levels used was 4.75% for 2001, 5.0% for 2000 and 5.25% for 1999.

   The Company has a deferred compensation plan for senior executive officers. This program is not qualified under Section 401(a) of the Internal Revenue Code. Eligible participants may defer a portion of their salary and/or their annual bonus. Amounts deferred earn interest at the Company's average investment rate. At December 31, 2001 and 2000, the Company carried a liability of $2,529,000 and $2,942,000 for this plan.

   The Company has established two separate rabbi trusts for the plans described above. At December 31, 2001 and 2000 the trusts held assets with a market value of $12,075,000 and $17,911,000.

   As part of the 2000 net periodic retirement plan cost, curtailment and settlement losses were recognized. These losses resulted from the disposal of the Company's workplace benefits division (Note 13).

  Savings and Investment Plans

   The Company has savings and investment plans qualifying under Section 401(k) of the Internal Revenue Code. Employees and sales representatives are eligible to participate after one year of service. Participant contributions are invested by the trustees for the plans at the direction of the participant in any one or more of four investment funds. The Company makes matching contributions in varying amounts. The Company's matching contributions amounted to $860,000 in 2001, $1,008,000 in 2000 and $1,086,000 in 1999. Participants
are fully vested in the Company match after five years of service.

  Defined Benefit Health Care Plan

   In addition to the Company's other benefit plans, the Company sponsors an unfunded defined benefit health care plan that provides postretirement medical benefits to full-time employees for whom the sum of the employee's age and years of service equals or exceeds 75, with a minimum age requirement of 50 and at least 10 years of service. The plan is contributory, with retiree contributions adjusted annually, and contains other cost-sharing features such as deductibles and coinsurance. The accounting for the plan anticipates a future cost-sharing arrangement with retirees that is consistent with the Company's past practices.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   The following table presents the plan's funded status:

                                                               December 31,
                                                            -----------------
                                                              2001     2000
                                                            --------  -------
                                                              (In Thousands)
 Change in benefit obligations:
    Projected benefit obligation at beginning of year...... $  9,930  $10,655
    Service cost...........................................       88       88
    Interest cost..........................................      731      760
    Actuarial losses.......................................    2,073      138
    Participant contributions..............................       --      442
    Curtailment adjustment.................................       --     (269)
    Benefits paid..........................................   (1,501)  (1,884)
                                                            --------  -------
 Projected benefit obligation at end of year...............   11,321    9,930
 Change in plan assets:
    Fair value of plan assets at beginning and end of year.       --       --
                                                            --------  -------
 Funded status of the plan (underfunded)...................  (11,321)  (9,930)
 Unrecognized net actuarial loss...........................    2,398      324
 Unrecognized prior service cost...........................      890    1,051
 Unrecognized transition obligation........................    2,221    2,397
                                                            --------  -------
 Accrued pension cost......................................   (5,812)  (6,158)
 Accrued benefit liability.................................    5,812    6,158
                                                            --------  -------
 Net amount recognized..................................... $     --  $    --
                                                            ========  =======

   Net periodic postretirement benefit cost includes the following components:

                                                      Year ended December 31,
                                                      -----------------------
                                                       2001    2000    1999
                                                      ------  ------  ------
                                                          (In Thousands)
  Service cost....................................... $   88  $   88  $  112
  Interest cost......................................    731     760     760
  Amortization of transition obligation over 20 years    176     235     293
  Amortization of past service costs.................    161     228     294
                                                      ------  ------  ------
  Net periodic benefit cost..........................  1,156   1,311   1,459
  Plan curtailment adjustment........................     --   1,824      --
                                                      ------  ------  ------
  Final periodic postretirement benefit cost......... $1,156  $3,135  $1,459
                                                      ======  ======  ======

   The weighted-average annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) varies per year, equal to the maximum contractual increase of the Company's contribution. Because the Company's future contributions are contractually limited as discussed above, an increase in the health care cost trend rate has a minimal impact on expected benefit payments.

   The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.25% at December 31, 2001 and 7.75% at December 31, 2000 and 1999.

   As part of the 2000 net periodic postretirement benefit cost, a curtailment loss was recognized. The 2000 curtailment resulted from the disposal of the Company's workplace benefits division (Note 13).

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


9. Reinsurance

   The Company actively solicits reinsurance from other companies. The Company also cedes portions of the insurance it writes as described in the next paragraph. The effect of reinsurance on premiums earned from continuing operations was as follows:

                                                   Year ended December 31,
                                               -------------------------------
                                                 2001       2000       1999
                                               ---------  ---------  ---------
                                                        (In Thousands)
 Direct....................................... $  98,541  $ 145,141  $ 144,224
 Assumed......................................   246,271    201,273    174,794
 Ceded........................................  (139,607)  (133,302)   (78,023)
                                               ---------  ---------  ---------
 Total net premium............................   205,205    213,112    240,995
 Less net premium from discontinued operations        12    (53,554)  (104,465)
                                               ---------  ---------  ---------
 Total net premium from continuing operations. $ 205,217  $ 159,558  $ 136,530
                                               =========  =========  =========

   The Company reinsures with other companies portions of the insurance it writes, thereby limiting its exposure on larger risks. Normal retentions without reinsurance are $750,000 on an individual life policy and $1,000,000 on individual life insurance assumed. As of December 31, 2001, the Company had ceded to other life insurance companies individual life insurance in force of approximately $30.7 billion.

   Benefits and reserves ceded to other insurers amounted to $102,297,000, $199,466,000 and $73,536,000 during the years ended December 31, 2001, 2000 and
1999, respectively. At December 31, 2001 and 2000, policy reserves ceded to other insurers were $181,698,000 and $177,444,000, respectively. Claim reserves ceded amounted to $26,597,000 and $31,179,000 at December 31, 2001 and 2000,
respectively. The Company remains contingently liable on all reinsurance ceded by it to others. This contingent liability would become an actual liability in the event an assuming reinsurer should fail to perform its obligations under its reinsurance agreement with the Company.

   Gross assumed premiums from the Company's five largest customers amounted to $116,475,000, $107,945,000 and $102,153,000 for the years ended December 31,
2001, 2000 and 1999, respectively.

10. Related-Party Transactions

   The Company reimburses Generali's U.S. branch for certain expenses incurred on the Company's behalf. These expenses were not material in 2001, 2000 or 1999. The Company retrocedes a portion of the life insurance it assumes to Generali. In accordance with this agreement, the Company ceded premiums of $664,000, $463,000 and $575,000 during 2001, 2000 and 1999, respectively. The
Company ceded claims of $360,000 during 2001, $2,000 during 2000 and $121,000 during 1999.

   In 1995, the Company entered into a modified coinsurance agreement with Generali to cede 50% of certain single-premium deferred annuity contracts issued. In accordance with this agreement, $4 million, $6 million and $9 million in account balances were ceded to Generali in 2001, 2000 and 1999, respectively, and Generali loaned such amounts back to the Company. Account balances ceded and loaned back at December 31, 2001 and 2000 were $141 million and $158 million, respectively. The recoverable amount from Generali was offset against the loan. The net expense related to this agreement was $1,392,000, $883,000 and $2,034,000 for the years ended December 31, 2001, 2000 and 1999, respectively. The Company held payables to Generali of $656,000 and $243,000 at December 31, 2001 and 2000, respectively.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


11. Stockholder's Equity

   The changes in net unrealized gains (losses) that have been included in the balance sheet caption "accumulated other comprehensive income (loss)" in stockholder's equity are summarized as follows:

                                                          December 31,
                                                       -----------------
                                                        2001      2000
                                                       -------  --------
                                                         (In Thousands)
       Net unrealized gains (losses) on securities:
          Fixed maturities............................ $(3,533) $(33,374)
          Equity securities...........................  (5,644)   (8,896)
          Securities held in separate account.........   1,454    (3,711)
          Other.......................................    (733)       85
                                                       -------  --------
       Net unrealized gains (losses)..................  (8,456)  (45,896)
       Adjustment to deferred policy acquisition costs  (4,607)    6,219
       Adjustment to unearned revenue reserve.........     341      (383)
       Deferred income taxes..........................   4,453    11,021
                                                       -------  --------
       Net unrealized gains (losses).................. $(8,269) $(29,039)
                                                       =======  ========

12. Borrowed Money

   The Company has an outstanding liability for borrowed money in the amount of $35,480,000 as of December 31, 2001, which is included in other liabilities. This consists of twelve items all through the Federal Home Loan Bank due during the following periods:

                      Year Due   Amount    Interest Range
                      -------- ----------- --------------
                        2002.. $15,190,000  3.81%-6.74%
                        2003..  10,575,000  4.88%-7.01%
                        2004..   9,715,000  3.39%-7.20%
                               -----------
                               $35,480,000

   Pledged collateral for this debt consists of GNMA and FNMA securities with a face amount of $ 36,590,000 and a market value of $ 37,408,000 on December 31, 2001. The Company has the ability to borrow up to $80 million from the Federal Home Loan Bank. The Company's intent is to take advantage of investment opportunities by matching borrowing maturities to asset maturities that have a favorable interest rate spread.

13. Discontinued Operations

   In October of 1999, the Company adopted a plan to dispose of its workplace benefit (group) insurance line of business. Accordingly, the group line of business was considered a discontinued operation during the year ended 1999 and the consolidated statement of operations for 2001, 2000 and 1999 separately reported the operating results of the discontinued operations, net of related income taxes. Income (loss) net of taxes for this line of business amounted to $612,000, $273,000 and $(2,012) with revenues of $734,000, $57,662,000 and
$110,409,000, for the years ended December 31, 2001, 2000 and 1999, respectively.

   The Company reached an agreement to sell the group line of business in January 2000 and closed the sale effective June 30, 2000. During 2000 the Company realized a gain on the disposal of this line of business, net of income taxes of $14,871,000 and deferred an additional $2,000,000 of gain that was attributable to the estimated

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)

profit on inforce business that is 100% ceded to the purchaser. During 2001 the Company amortized $1,500,000 of the original deferral resulting in a gain of $978,000, net of income taxes. At December 31, 2001 the Company has continued to defer $500,000 of the original gain.

   In December of 2001, the Company adopted a plan to liquidate its wholly owned subsidiary BMA Financial Services, Inc. (BMAFS). Accordingly, the BMAFS line of business was considered a discontinued operation during the year ended 2001 and the consolidated statement of operations for 2001, 2000 and 1999 separately reported the operating results of the discontinued operations, net of related income taxes. Losses net of income taxes for this line of business amounted to $1,467,000, $552,000 and $556,000 with revenues of $10,886,000,
$13,186,000 and $12,833,000, for the years ended December 31, 2001, 2000 and
1999, respectively. During 2001 the Company realized a loss on the disposal of this line of business, net of income taxes of $228,000. The net assets in liquidation are $491,000 at December 31, 2001.

                                   APPENDIX A

                          ILLUSTRATION OF POLICY VALUES

     In order to show You how the Policy works, We created some hypothetical examples. We chose two males ages 45 and 55 and a female age 50. Our hypothetical insureds are in good health, do not smoke and qualify for preferred non-tobacco rates. The initial and Planned Premiums are shown in the upper portion of each illustration. The Death Proceeds, Accumulation Values and Cash Surrender Values would be lower if the Primary Insured was in a standard non-tobacco, tobacco or special Rate Class since the cost of insurance charges would increase.

     There are three illustrations--all of which are based on the above. We also assumed that the underlying Investment Option had gross rates of return of 0%, 6%, 12%. This means that the underlying Investment Option would earn these rates of return before the deduction of the operating expenses (including the management fee). When these costs are taken into account, the net annual investment return rates (net of an average of approximately .90% for these charges) are approximately -.90%, 5.10% and 11.10%.

     It is important to be aware that this illustration assumes a level rate of return for all years. If the actual rate of return moves up and down over the years instead of remaining level, this may make a big difference in the long term investment results of Your Policy. In order to properly show You how the Policy actually works, We calculated values for the Accumulation Value, Cash Surrender Value and the Death Proceeds. The Death Proceeds are the Death Benefit minus any outstanding loans and loan interest accrued.

     We used the charges We described in the Expenses Section of the Prospectus. These charges are: (1) Premium Charge; (2) Policy Charge; and (3) Risk Charge. We also deducted for the cost of insurance based on both the current charges and the guaranteed charges. The values also assume that each Investment Option will incur expenses annually which are assumed to be approximately .90% of the average net assets of the Investment Option. This is the average of the fees and expenses of the Investment Options in 2001. The expenses of .90% reflect the voluntary waiver of certain advisory fees and/or the reimbursement of operating expenses for certain Investment Options (as noted under "Expenses--Investment Option Expenses" in Part I of this prospectus). If the advisory fees had not been waived and/or if expenses had not been reimbursed, the average expenses would have been approximately 1.21%. The investment advisers currently anticipate that the current waiver and/or reimbursement arrangements will continue through at least May 1, 2003 to the extent necessary to maintain competitive total annual portfolio expense levels as described under "Expenses--Investment Option Expenses." However, certain advisers have the right to terminate waivers and/or reimbursements at any time at their sole discretion. If the waiver and/or reimbursement arrangements were not in effect, the Death Proceeds, Accumulation Values and the Cash Surrender Values shown in the illustrations below would be lower. The illustrations assume no loans were taken.

     There is also a column labeled "Premiums Accumulated at 5% Interest Per Year." This shows how the Premium grows if it was invested at 5% per year.

     We will furnish You, upon request, a comparable personalized illustration reflecting the proposed insured's Age, Rate Class, Specified Amount, the Planned Premiums, and reflecting both the current cost of insurance and the guaranteed cost of insurance.




                                       BMA
                         Clarity Variable Universal Life
                        Male Age 45 Preferred Non-Tobacco
                       Initial Specified Amount: $150,000
                             Planned Premium: $1,980
                           Assuming Guaranteed Charges
                           Death Benefit Option: Level




          Premiums             Death Proceeds                     Accumulation Value                 Cash Surrender Value
  End   Accumulated      Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
   Of      at 5%        Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        ----------------------------         ----------------------------        ---------------------------
 Policy Interest Per  0% Gross   6% Gross     12% Gross     0% Gross   6% Gross    12% Gross    0% Gross    6% Gross   12% Gross
 Year   Year        (-0.90% Net) (5.10% Net) (11.10% Net) (-0.90% Net)(5.10% Net)  (11.10%)  (-0.90% Net) (5.10% Net)(11.10% Net)
 ------ ----------- ------------ ----------- ------------ ------------ ----------  --------- ------------ ----------- -------------

   1       2,079      150,000     150,000     150,000       1,055        1,141      1,227             0           0          0
   2       4,262      150,000     150,000     150,000       2,234        2,478      2,732             0           3        257
   3       6,554      150,000     150,000     150,000       3,355        3,833      4,353           880       1,358      1,878
   4       8,961      150,000     150,000     150,000       4,417        5,206      6,098         1,942       2,731      3,623
   5      11,488      150,000     150,000     150,000       5,416        6,592      7,978         3,362       4,538      5,924
   6      14,141      150,000     150,000     150,000       6,349        7,990     10,004         4,691       6,332      8,346
   7      16,927      150,000     150,000     150,000       7,209        9,391     12,184         5,972       8,154     10,946
   8      19,853      150,000     150,000     150,000       7,988       10,787     14,526         7,171       9,971     13,709
   9      22,924      150,000     150,000     150,000       8,677       12,171     17,042         8,257      11,750     16,621
  10      26,149      150,000     150,000     150,000       9,268       13,530     19,742         9,268      13,530     19,742
  11      29,536      150,000     150,000     150,000       9,822       14,950     22,765         9,822      14,950     22,765
  12      33,092      150,000     150,000     150,000      10,260       16,336     26,030        10,260      16,336     26,030
  13      36,825      150,000     150,000     150,000      10,577       17,682     29,563        10,577      17,682     29,563
  14      40,746      150,000     150,000     150,000      10,764       18,979     33,393        10,764      18,979     33,393
  15      44,862      150,000     150,000     150,000      10,805       20,209     37,548        10,805      20,209     37,548
  16      49,184      150,000     150,000     150,000      10,683       21,357     42,063        10,683      21,357     42,063
  17      53,722      150,000     150,000     150,000      10,380       22,402     46,976        10,380      22,402     46,976
  18      58,487      150,000     150,000     150,000       9,869       23,316     52,332         9,869      23,316     52,332
  19      63,491      150,000     150,000     150,000       9,118       24,067     58,180         9,118      24,067     58,180
  20      68,744      150,000     150,000     150,000       8,093       24,618     64,583         8,093      24,618     64,583

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Option(s) selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.


                                       BMA
                         Clarity Variable Universal Life
                        Male Age 45 Preferred Non-Tobacco
                       Initial Specified Amount: $150,000
                             Planned Premium: $1,980
                            Assuming Current Charges
                           Death Benefit Option: Level




          Premiums             Death Proceeds                     Accumulation Value                 Cash Surrender Value
  End   Accumulated      Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
   Of      at 5%        Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        ----------------------------         ----------------------------        ---------------------------
 Policy Interest Per  0% Gross   6% Gross     12% Gross     0% Gross   6% Gross    12% Gross    0% Gross    6% Gross   12% Gross
 Year   Year        (-0.90% Net) (5.10% Net) (11.10% Net) (-0.90% Net)(5.10% Net)  (11.10%)  (-0.90% Net) (5.10% Net)(11.10% Net)
 ------ ----------- ------------ ----------- ------------ ------------ ----------  --------- ------------ ----------- -------------

   1       2,079      150,000     150,000     150,000       1,111        1,199      1,287             0           0          0
   2       4,262      150,000     150,000     150,000       2,426        2,680      2,944             0         205        469
   3       6,554      150,000     150,000     150,000       3,705        4,209      4,756         1,230       1,734      2,281
   4       8,961      150,000     150,000     150,000       4,948        5,791      6,741         2,473       3,316      4,266
   5      11,488      150,000     150,000     150,000       6,157        7,427      8,918         4,103       5,373      6,864
   6      14,141      150,000     150,000     150,000       7,333        9,123     11,309         5,675       7,465      9,650
   7      16,927      150,000     150,000     150,000       8,477       10,880     13,935         7,239       9,642     12,697
   8      19,853      150,000     150,000     150,000       9,586       12,699     16,821         8,769      11,882     16,004
   9      22,924      150,000     150,000     150,000      10,659       14,581     19,992        10,238      14,160     19,571
  10      26,149      150,000     150,000     150,000      11,692       16,526     23,476        11,692      16,526     23,476
  11      29,536      150,000     150,000     150,000      12,769       18,643     27,451        12,769      18,643     27,451
  12      33,092      150,000     150,000     150,000      13,806       20,840     31,841        13,806      20,840     31,841
  13      36,825      150,000     150,000     150,000      14,798       23,115     36,689        14,798      23,115     36,689
  14      40,746      150,000     150,000     150,000      15,745       25,473     42,046        15,745      25,473     42,046
  15      44,862      150,000     150,000     150,000      16,646       27,916     47,972        16,646      27,916     47,972
  16      49,184      150,000     150,000     150,000      17,476       30,429     54,516        17,476      30,429     54,516
  17      53,722      150,000     150,000     150,000      18,274       33,049     61,779        18,274      33,049     61,779
  18      58,487      150,000     150,000     150,000      19,041       35,786     69,849        19,041      35,786     69,849
  19      63,491      150,000     150,000     150,000      19,784       38,653     78,823        19,784      38,653     78,823
  20      68,744      150,000     150,000     150,000      20,508       41,661     88,811        20,508      41,661     88,811

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Option(s) selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.


                                       BMA
                         Clarity Variable Universal Life
                        Male Age 55 Preferred Non-Tobacco
                       Initial Specified Amount: $150,000
                             Planned Premium: $3,654
                           Assuming Guaranteed Charges
                           Death Benefit Option: Level




          Premiums             Death Proceeds                     Accumulation Value                 Cash Surrender Value
  End   Accumulated      Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
   Of      at 5%        Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        ----------------------------         ----------------------------        ---------------------------
 Policy Interest Per  0% Gross   6% Gross     12% Gross     0% Gross   6% Gross    12% Gross    0% Gross    6% Gross   12% Gross
 Year   Year        (-0.90% Net) (5.10% Net) (11.10% Net) (-0.90% Net)(5.10% Net)  (11.10%)  (-0.90% Net) (5.10% Net)(11.10% Net)
 ------ ----------- ------------ ----------- ------------ ------------ ----------  --------- ------------ ----------- -------------

   1       3,837      150,000     150,000     150,000       1,956        2,116      2,276             0           0          0
   2       7,865      150,000     150,000     150,000       3,956        4,403      4,871           302         749      1,217
   3      12,095      150,000     150,000     150,000       5,816        6,682      7,625         2,162       3,028      3,971
   4      16,537      150,000     150,000     150,000       7,530        8,945     10,552         3,876       5,291      6,898
   5      21,200      150,000     150,000     150,000       9,086       11,180     13,659         6,053       8,147     10,627
   6      26,097      150,000     150,000     150,000      10,471       13,372     16,958         8,022      10,924     14,510
   7      31,238      150,000     150,000     150,000      11,670       15,507     20,459         9,843      13,680     18,632
   8      36,637      150,000     150,000     150,000      12,663       17,561     24,173        11,457      16,355     22,967
   9      42,306      150,000     150,000     150,000      13,424       19,508     28,109        12,803      18,887     27,488
  10      48,258      150,000     150,000     150,000      13,926       21,319     32,279        13,926      21,319     32,279
  11      54,507      150,000     150,000     150,000      14,259       23,121     36,920        14,259      23,121     36,920
  12      61,069      150,000     150,000     150,000      14,285       24,751     41,898        14,285      24,751     41,898
  13      67,959      150,000     150,000     150,000      13,975       26,180     47,260        13,975      26,180     47,260
  14      75,194      150,000     150,000     150,000      13,296       27,376     53,068        13,296      27,376     53,068
  15      82,790      150,000     150,000     150,000      12,204       28,296     59,392        12,204      28,296     59,392
  16      90,767      150,000     150,000     150,000      10,632       28,875     66,310        10,632      28,875     66,310
  17      99,142      150,000     150,000     150,000       8,408       28,955     73,869         8,408      28,955     73,869
  18     107,936      150,000     150,000     150,000       5,586       28,572     82,284         5,586      28,572     82,284
  19     117,169      150,000     150,000     150,000       1,936       27,518     91,672         1,936      27,518     91,672
  20     126,864       Lapsed     150,000     150,000      Lapsed       25,631    102,258        Lapsed      25,631    102,258

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Option(s) selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.



                                       BMA
                         Clarity Variable Universal Life
                        Male Age 55 Preferred Non-Tobacco
                       Initial Specified Amount: $150,000
                             Planned Premium: $3,654
                            Assuming Current Charges
                           Death Benefit Option: Level





          Premiums             Death Proceeds                     Accumulation Value                 Cash Surrender Value
  End   Accumulated      Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
   Of      at 5%        Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        ----------------------------         ----------------------------        ---------------------------
 Policy Interest Per  0% Gross   6% Gross     12% Gross     0% Gross   6% Gross    12% Gross    0% Gross    6% Gross   12% Gross
 Year   Year        (-0.90% Net) (5.10% Net) (11.10% Net) (-0.90% Net)(5.10% Net)  (11.10%)  (-0.90% Net) (5.10% Net)(11.10% Net)
 ------ ----------- ------------ ----------- ------------ ------------ ----------  --------- ------------ ----------- -------------
   1           3,837      150,000     150,000     150,000       2,357        2,529      2,702            0           0          0
   2           7,865      150,000     150,000     150,000       4,871        5,371      5,893        1,217       1,717      2,239
   3          12,095      150,000     150,000     150,000       7,304        8,297      9,374        3,650       4,643      5,720
   4          16,537      150,000     150,000     150,000       9,657       11,311     13,178        6,003       7,657      9,524
   5          21,200      150,000     150,000     150,000      11,929       14,416     17,339        8,896      11,384     14,306
   6          26,097      150,000     150,000     150,000      14,120       17,618     21,898       11,672      15,170     19,449
   7          31,238      150,000     150,000     150,000      16,232       20,922     26,901       14,405      19,095     25,074
   8          36,637      150,000     150,000     150,000      18,261       24,331     32,396       17,055      23,125     31,190
   9          42,306      150,000     150,000     150,000      20,206       27,849     38,439       19,585      27,228     37,818
  10          48,258      150,000     150,000     150,000      22,054       31,471     45,085       22,054      31,471     45,085
  11          54,507      150,000     150,000     150,000      23,934       35,384     52,661       23,934      35,384     52,661
  12          61,069      150,000     150,000     150,000      25,731       39,448     61,068       25,731      39,448     61,068
  13          67,959      150,000     150,000     150,000      27,438       43,671     70,407       27,438      43,671     70,407
  14          75,194      150,000     150,000     150,000      29,042       48,053     80,795       29,042      48,053     80,795
  15          82,790      150,000     150,000     150,000      30,535       52,604     92,369       30,535      52,604     92,369
  16          90,767      150,000     150,000     150,000      31,877       57,306    105,278       31,877      57,306    105,278
  17          99,142      150,000     150,000     150,000      33,135       62,231    119,740       33,135      62,231    119,740
  18         107,936      150,000     150,000     150,927      34,307       67,399    135,970       34,307      67,399    135,970
  19         117,169      150,000     150,000     167,920      35,388       72,828    154,055       35,388      72,828    154,055
  20         126,864      150,000     150,000     186,272      36,381       78,546    174,086       36,381      78,546    174,086

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Option(s) selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.


                                       BMA
                         Clarity Variable Universal Life
                       Female Age 50 Preferred Non-Tobacco
                       Initial Specified Amount: $150,000
                             Planned Premium: $2,232
                           Assuming Guaranteed Charges
                           Death Benefit Option: Level




          Premiums             Death Proceeds                     Accumulation Value                 Cash Surrender Value
  End   Accumulated      Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
   Of      at 5%        Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        ----------------------------         ----------------------------        ---------------------------
 Policy Interest Per  0% Gross   6% Gross     12% Gross     0% Gross   6% Gross    12% Gross    0% Gross    6% Gross   12% Gross
 Year   Year        (-0.90% Net) (5.10% Net) (11.10% Net) (-0.90% Net)(5.10% Net)  (11.10%)  (-0.90% Net) (5.10% Net)(11.10% Net)
 ------ ----------- ------------ ----------- ------------ ------------ ----------  --------- ------------ ----------- -------------

   1           2,344      150,000     150,000     150,000       1,161        1,258      1,354            0           0          0
   2           4,804      150,000     150,000     150,000       2,441        2,712      2,995            0         201        484
   3           7,388      150,000     150,000     150,000       3,655        4,183      4,758        1,144       1,672      2,247
   4          10,101      150,000     150,000     150,000       4,794        5,664      6,649        2,283       3,153      4,138
   5          12,950      150,000     150,000     150,000       5,860        7,154      8,681        3,776       5,070      6,596
   6          15,941      150,000     150,000     150,000       6,851        8,652     10,866        5,168       6,969      9,184
   7          19,082      150,000     150,000     150,000       7,765       10,157     13,223        6,510       8,901     11,968
   8          22,379      150,000     150,000     150,000       8,606       11,671     15,773        7,778      10,842     14,944
   9          25,842      150,000     150,000     150,000       9,377       13,199     18,541        8,950      12,772     18,114
  10          29,478      150,000     150,000     150,000      10,076       14,739     21,551       10,076      14,739     21,551
  11          33,295      150,000     150,000     150,000      10,771       16,386     24,961       10,771      16,386     24,961
  12          37,303      150,000     150,000     150,000      11,373       18,035     28,681       11,373      18,035     28,681
  13          41,512      150,000     150,000     150,000      11,859       19,667     32,733       11,859      19,667     32,733
  14          45,931      150,000     150,000     150,000      12,203       21,256     37,137       12,203      21,256     37,137
  15          50,572      150,000     150,000     150,000      12,379       22,777     41,921       12,379      22,777     41,921
  16          55,444      150,000     150,000     150,000      12,374       24,217     47,132       12,374      24,217     47,132
  17          60,559      150,000     150,000     150,000      12,172       25,562     52,827       12,172      25,562     52,827
  18          65,931      150,000     150,000     150,000      11,771       26,807     59,080       11,771      26,807     59,080
  19          71,571      150,000     150,000     150,000      11,167       27,947     65,979       11,167      27,947     65,979
  20          77,493      150,000     150,000     150,000      10,343       28,967     73,620       10,343      28,967     73,620

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Option(s) selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.


                                       BMA
                         Clarity Variable Universal Life
                       Female Age 50 Preferred Non-Tobacco
                       Initial Specified Amount: $150,000
                             Planned Premium: $2,232
                            Assuming Current Charges
                           Death Benefit Option: Level



          Premiums             Death Proceeds                     Accumulation Value                 Cash Surrender Value
  End   Accumulated      Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
   Of      at 5%        Annual Investment Return of          Annual Investment Return of         Annual Investment Return of
                        ----------------------------         ----------------------------        ---------------------------
 Policy Interest Per  0% Gross   6% Gross     12% Gross     0% Gross   6% Gross    12% Gross    0% Gross    6% Gross   12% Gross
 Year   Year        (-0.90% Net) (5.10% Net) (11.10% Net) (-0.90% Net)(5.10% Net)  (11.10%)  (-0.90% Net) (5.10% Net)(11.10% Net)
 ------ ----------- ------------ ----------- ------------ ------------ ----------  --------- ------------ ----------- -------------

   1            2,344      150,000     150,000     150,000       1,276       1,376       1,477            0          0           0
   2            4,804      150,000     150,000     150,000       2,756       3,044       3,344          245        533         833
   3            7,388      150,000     150,000     150,000       4,195       4,768       5,389        1,684      2,257       2,878
   4           10,101      150,000     150,000     150,000       5,594       6,550       7,628        3,083      4,039       5,117
   5           12,950      150,000     150,000     150,000       6,957       8,397      10,086        4,873      6,312       8,002
   6           15,941      150,000     150,000     150,000       8,287      10,314      12,790        6,604      8,632      11,108
   7           19,082      150,000     150,000     150,000       9,588      12,309      15,771        8,332     11,054      14,516
   8           22,379      150,000     150,000     150,000      10,864      14,391      19,063       10,036     13,562      18,234
   9           25,842      150,000     150,000     150,000      12,118      16,564      22,699       11,691     16,137      22,272
  10           29,478      150,000     150,000     150,000      13,348      18,831      26,716       13,348     18,831      26,716
  11           33,295      150,000     150,000     150,000      14,644      21,316      31,315       14,644     21,316      31,315
  12           37,303      150,000     150,000     150,000      15,910      23,910      36,410       15,910     23,910      36,410
  13           41,512      150,000     150,000     150,000      17,133      26,606      42,045       17,133     26,606      42,045
  14           45,931      150,000     150,000     150,000      18,307      29,405      48,276       18,307     29,405      48,276
  15           50,572      150,000     150,000     150,000      19,428      32,309      55,173       19,428     32,309      55,173
  16           55,444      150,000     150,000     150,000      20,476      35,307      62,799       20,476     35,307      62,799
  17           60,559      150,000     150,000     150,000      21,491      38,439      71,268       21,491     38,439      71,268
  18           65,931      150,000     150,000     150,000      22,477      41,720      80,685       22,477     41,720      80,685
  19           71,571      150,000     150,000     150,000      23,441      45,162      91,163       23,441     45,162      91,163
  20           77,493      150,000     150,000     150,000      24,386      48,778     102,827       24,386     48,778     102,827

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Option(s) selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                           APPENDIX B--RATES OF RETURN

     From time to time, We may report different types of historical performance for the Investment Options available under the Policy. We may report the average annual total returns of the funds over various time periods. Such returns will reflect the operating expenses (including management fees) of the funds, but not deductions at the Separate Account or Policy level for Risk Charges and Policy expenses, which, if included, would reduce performance. See Section 4--Expenses for a discussion of the charges and deductions from a Policy.

     At the request of a purchaser, BMA will accompany the returns of the funds with at least one of the following: (i) returns, for the same periods as shown for the funds, which include deductions under the Separate Account for the Risk Charge in addition to the deductions of fund expenses, but does not include other charges under the Policy; or (ii) an illustration of Accumulation Values and Cash Surrender Values as of the performance reporting date for a hypothetical Insured of given Age, gender, risk classification, Premium level and Initial Specified Amount. The illustration will be based either on actual historic fund performance or on a hypothetical investment return between 0% and 12% as requested by the purchaser. The Cash Surrender Value figures will assume all fund charges, the Risk Charge, and all other Policy charges are deducted.
The Accumulation Value figures will assume all charges except the Surrender Charges are deducted.

     We also may distribute sales literature comparing the percentage change in the net asset values of the funds or in the Accumulation Unit Values for any of the Investment Options to established market indices, such as the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average. We also may make comparisons to the percentage change in values of other mutual funds with investment objectives similar to those of the Investment Options being compared.

     The chart below shows the Effective Annual Rates of Return of the funds based on the actual investment performance (after deduction of investment management fees and direct operating expenses of the funds). These rates do not reflect the Risk Charge assessed. The rates do not reflect deductions from Premiums or Monthly Deductions assessed against the Accumulation Value of the Policy, nor do they reflect the Policy's Surrender Charges. (For a discussion of these charges, please see Section 4.--Expenses.) Therefore, these rates are not illustrative of how actual investment performance will affect the benefits under the Policy (see, however, Appendix A--Illustration of Policy Values).

     The rates of return shown are not indicative of future performance. These rates of return may be considered, however, in assessing the competence and performance of the investment advisers.


                                                                               Portfolio
                                                                               Inception                              10 Years/
Investment Option                                                                 Date        1 Year     5 Years   Since Inception
-----------------                                                                 ----        ------     -------   ---------------
INVESTORS MARK SERIES FUND, INC.
     Intermediate Fixed Income..............................................      11/13/97       7.21%     N/A          5.80%
     Mid Cap Equity.........................................................      11/13/97      -2.70%     N/A          8.86%
     Money Market...........................................................      11/13/97       3.77%     N/A          4.83%
     Global Fixed Income....................................................      11/13/97       4.42%     N/A          5.40%
     Small Cap Equity.......................................................      11/13/97      -9.72%     N/A          3.66%
     Large Cap Growth.......................................................      11/13/97     -24.56%     N/A          4.45%
     Large Cap Value........................................................       12/2/97      -1.59%     N/A          2.34%
     Growth & Income........................................................      11/12/97      -6.58%     N/A          9.83%
     Balanced...............................................................      11/17/97       3.54%     N/A          3.31%
BERGER INSTITUTIONAL PRODUCTS TRUST
     Berger IPT-International...............................................        8/1/97     -20.27%     N/A          1.43%
THE ALGER AMERICAN FUND
        Alger American Growth...................................................    1/9/89     -11.81%     13.36%      14.98%
        Alger American Leveraged AllCap.........................................   1/25/95     -15.93%     16.28%      22.77%
        Alger American MidCap Growth............................................    5/3/93      -6.52%     15.06%      18.79%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
        VP Income & Growth......................................................  10/30/97      -8.35%     N/A          6.93%
        VP Value................................................................    5/1/96      12.82%   11.80%        12.61%
DREYFUS STOCK INDEX FUND........................................................   9/29/89     -12.18%     10.37%      12.49%

DREYFUS VARIABLE INVESTMENT FUND
        Dreyfus VIF Disciplined Stock...........................................    5/1/96     -13.27%    9.24%        11.45%
VARIABLE INSURANCE PRODUCTS FUND, Service Class 2
         Fidelity VIP Overseas Portfolio(1).....................................   1/28/87     -21.20%      2.63%       5.84%
         Fidelity VIP Growth Portfolio(1).......................................   10/9/86     -17.87%     11.49%      13.31%
         Fidelity VIP Contrafund Portfolio(1)...................................    1/3/95     -12.47%     10.30%      15.64%
INVESCO VARIABLE INVESTMENT FUNDS, INC.
         INVESCO VIF-High Yield.................................................   5/27/94     -14.93%     -0.48%       4.24%
         INVESCO VIF-Core Equity................................................   8/10/94      -8.97%     10.13%      13.75%
LAZARD RETIREMENT SERIES, INC.
        Lazard Retirement Small Cap.............................................   11/4/97      18.62%        N/A       7.75%

(1) Service Class 2 shares include an asset-based distribution fee (12b-1 fee.) Initial offering of Service Class 2 shares took place on January 12, 2000, at which time a 0.25% fee was imposed. Returns prior to that date do not include the effect of the Service Class 2 0.25% 12b-1 fee, and returns listed would have been lower for each portfolio if the Service Class fee structure had been in place and reflected in the performance.


     The figures shown in this chart do not reflect any charges at the Separate Account or the Policy level.



                                     PART II

                           UNDERTAKING TO FILE REPORTS

a. Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority confined in that section.

b. Pursuant to Investment Company Act Section 26(f), Business Men's Assurance Company of America ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                 INDEMNIFICATION

The Bylaws of the Company (Article IV) provide that:

Section 1: Indemnification. Each person who is or was a Director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Corporation as a right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorneys' fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a Director, officer or employee of the Corporation, or if serving at the request of the Corporation, as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this Bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnifications with respect to the same or different persons or classes of persons.

Without limiting the foregoing, the Corporation is authorized to enter into an agreement with any Director, officer or employee of the Corporation providing indemnification for such person against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement that result from any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, including any action by or in the right of the Corporation, that arises by reason of the fact that such person is or was a Director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, to the full extent allowed by law, whether or not such indemnification would otherwise be provided for in this Bylaw, except that no such agreement shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

The Registration Statement comprises the papers and documents:

   The facing sheet

   The Prospectus consisting of 75 pages.

   Undertakings to file reports.

   Indemnification.

   The signatures.

   Written consents of the following persons:Consent of Actuary
                                             Consent of Counsel
                                             Consents of Independent Accountants

   The following exhibits.

A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.
1.         Resolution of the Board of Directors of the Company*
2.         Not Applicable
3.a.       Form of Co-Principal Underwriters' Agreement**
3.b.       Form of Selling Agreements**
3.c.       Schedule of Commissions**
4.         Not Applicable
5.         Flexible Premium Adjustable Variable Life Insurance Policy*
6.a.       Articles of Incorporation of the Company*
6.b.       Bylaws of the Company*
7.         Not Applicable
8.a.       Form of Fund Participation Agreements**
8.b. Form of Fund Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and the Company***
8.c. Form of Fund Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and the Company***
9.         Form of Reinsurance Agreement**
10.        Application Form**
11.        Powers of Attorney***
B.         Opinion and Consent of Counsel
C.         Consent of Actuary
D.         Consents of Independent Accountants

*Incorporated by reference to Form S-6 (File No. 333-52689) electronically filed on May 14, 1998.

**Incorporated by reference to Pre-Effective Amendment No. 1 (File No. 333-52689) electronically filed on August 28, 1998.

*** Incorporated by reference to Pre-Effective Amendment No. 3 (File No. 333-52689) electronically filed on May 1, 2000.


                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Kansas City and State of Missouri on this 15th day of April, 2002.

                           BMA VARIABLE LIFE ACCOUNT A
                                  (Registrant)



                         By: BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA (Depositor)


                         By: /s/DAVID A. GATES
                            --------------------------------


                         BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                         (Depositor)


                           By: /s/MICHAEL K. DEARDORFF
                            ---------------------------------


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                             TITLE                                  DATE
- ---------                                             -----                                -----

Giorgio Balzer*                             Director, Chairman of the Board                 4/15/02
- -------------------------                 and Chief Executive Officer                     -------
Giorgio Balzer                                                                               Date

Thomas Morton Bloch*                        Director                                        4/15/02
- -------------------------                                                                 -------
Thomas Morton Bloch                                                                          Date

Mel G. Carvill*                             Director                                        4/15/02
- -------------------------                                                                 -------
Mel G. Carvill                                                                               Date


William Thomas Grant II *                   Director                                        4/15/02
- -------------------------                                                                 -------
William Thomas Grant II                                                                       Date

Donald Joyce Hall, Jr.*                     Director                                        4/15/02
- -------------------------                                                                 -------
Donald Joyce Hall, Jr.                                                                        Date

Renzo Isler*                                Director                                        4/15/02
- -------------------------                                                                 -------
Renzo Isler                                                                                   Date

Allan Drue Jennings*                        Director                                        4/15/02
- -------------------------                                                                 -------
Allan Drue Jennings                                                                           Date

David Woods Kemper*                         Director                                        4/15/02
- -------------------------                                                                 -------
David Woods Kemper                                                                            Date

John Kessander Lundberg*                    Director                                        4/15/02
- -------------------------                                                                 -------
John Kessander Lundberg                                                                       Date

John Pierre Mascotte*                       Director                                        4/15/02
- -------------------------                                                                 -------
John Pierre Mascotte                                                                          Date

Andrea Rabusin*                             Director                                        4/15/02
- -------------------------                                                                 -------
Andrea Rabusin                                                                                Date


/s/ROBERT T. RAKICH                         Director, President and Chief                   4/15/02
- -------------------------                 Operating Officer                               -------
Robert T. Rakich                                                                              Date

/s/DAVID A. GATES                           Vice President, General Counsel                 4/15/02
- -------------------------                 and Secretary                                   -------
David A. Gates                                                                                Date

/s/DAVID L. HIGLEY                          Senior Vice President & Chief                   4/15/02
- -------------------------                 Financial Officer                               -------
David L. Higley                                                                               Date

/s/SUSAN A. SWEENEY                         Vice President - Treasurer &                    4/15/02
- -------------------------                 Controller                                      -------
Susan A. Sweeney                                                                              Date

*By: /s/ROBERT T. RAKICH
    ---------------------
     Attorney-in-Fact

*By: /s/DAVID A. GATES
     --------------------
     Attorney-in-Fact

                            INDEX TO EXHIBITS

EX-99.B      Opinion and Consent of Counsel
EX-99.C      Consent of Actuary
EX-99.D      Consents of Independent Accountants